UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23029

Principal Exchange-Traded Funds

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392
(Address of principal executive offices)	(Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309

(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-235-1719

Date of fiscal year end:	June 30, 2026

Date of reporting period:	December 31, 2025

ITEM 1 – REPORT TO STOCKHOLDERS

(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

YLD

Principal Active High Yield ETF

Principal U.S. Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about Principal Active High Yield ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Active High Yield ETF	$20	0.39%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets$458,983,322
  Total Number of Portfolio Holdings134
  Portfolio Turnover Rate27.4%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	93.40%
Investment Companies	5.26%
Senior Floating Rate Interests	3.98%
U.S. Government & Government Agency Obligations	0.64%
Other Assets and Liabilities	(3.28)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	19.30%
Consumer, Non-cyclical	16.85%
Consumer, Cyclical	13.60%
Communications	10.90%
Industrial	10.44%
Energy	8.55%
Basic Materials	7.12%
Utilities	6.90%
Money Market Funds	5.26%
Technology	3.72%
Government	0.64%
Other Assets and Liabilities	(3.28)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

ETF3SAR-0

LCAP

Principal Capital Appreciation Select ETF

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about Principal Capital Appreciation Select ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Capital Appreciation Select ETF	$15	0.29%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets$183,810,801
  Total Number of Portfolio Holdings52
  Portfolio Turnover Rate24.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	98.87%
Investment Companies	1.13%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	29.38%
Communications	16.99%
Financial	14.33%
Consumer, Non-cyclical	12.11%
Consumer, Cyclical	9.87%
Industrial	7.54%
Energy	3.92%
Utilities	1.74%
Building Materials	1.54%
Basic Materials	1.45%
Money Market Funds	1.13%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

ETF36SAR-0

BCHP

Principal Focused Blue Chip ETF

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about Principal Focused Blue Chip ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Focused Blue Chip ETF	$30	0.58%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets$197,947,862
  Total Number of Portfolio Holdings22
  Portfolio Turnover Rate28.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.89%
Investment Companies	0.24%
Other Assets and Liabilities	(0.13)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	32.69%
Communications	28.38%
Financial	23.33%
Consumer, Cyclical	5.42%
Consumer, Non-cyclical	5.29%
Industrial	4.78%
Money Market Funds	0.24%
Other Assets and Liabilities	(0.13)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

ETF34SAR-0

PIEQ

Principal International Equity ETF

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about Principal International Equity ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal International Equity ETF	$26	0.48%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets$1,180,945,110
  Total Number of Portfolio Holdings41
  Portfolio Turnover Rate18.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.14%
Investment Companies	1.41%
Other Assets and Liabilities	(0.55)%
Total Net Assets	100.00%

Geographic Allocation

Top Locations	Percent of Net Assets
United Kingdom	12.96%
United States	11.84%
Canada	10.20%
Japan	8.82%
China	8.68%
Germany	8.01%
France	7.12%
South Korea	5.73%
Ireland	4.89%
Netherlands	4.35%
Taiwan	4.25%
Austria	4.22%
Greece	3.34%
Hong Kong	2.93%
Italy	1.50%
Israel	0.30%
Other LocationsFootnote Reference*	1.41%
Other Assets and Liabilities	(0.55%)
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

ETF35SAR-0

IG

Principal Investment Grade Corporate Active ETF

Principal U.S. Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about Principal Investment Grade Corporate Active ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Investment Grade Corporate Active ETF	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets$149,954,688
  Total Number of Portfolio Holdings229
  Portfolio Turnover Rate33.3%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	98.40%
Investment Companies	1.75%
Other Assets and LiabilitiesFootnote Reference*	(0.15)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Sector	Percent of Net Assets
Financial	39.90%
Utilities	10.31%
Consumer, Non-cyclical	9.30%
Technology	9.07%
Communications	8.91%
Energy	6.88%
Industrial	6.17%
Consumer, Cyclical	5.49%
Basic Materials	2.37%
Money Market Funds	1.75%
Other Assets and LiabilitiesFootnote Reference*	(0.15)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

ETF17SAR-0

PSET

Principal Quality ETF

Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about Principal Quality ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Quality ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets$35,082,667
  Total Number of Portfolio Holdings75
  Portfolio Turnover Rate34.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.86%
Investment Companies	0.11%
Other Assets and Liabilities	0.03%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	37.07%
Consumer, Non-cyclical	17.49%
Industrial	16.63%
Communications	12.45%
Financial	11.87%
Consumer, Cyclical	2.13%
Energy	1.21%
Basic Materials	1.01%
Money Market Funds	0.11%
Other Assets and Liabilities	0.03%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

ETF6SAR-0

BYRE

Principal Real Estate Active Opportunities ETF

Principal U.S. Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about Principal Real Estate Active Opportunities ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Real Estate Active Opportunities ETF	$30	0.60%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets$21,500,939
  Total Number of Portfolio Holdings53
  Portfolio Turnover Rate42.2%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.31%
Investment Companies	0.28%
Other Assets and Liabilities	0.41%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	99.31%
Money Market Funds	0.28%
Other Assets and Liabilities	0.41%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

ETF31SAR-0

PREF

Principal Spectrum Preferred Securities Active ETF

Principal U.S. Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about Principal Spectrum Preferred Securities Active ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Spectrum Preferred Securities Active ETF	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets$1,412,828,516
  Total Number of Portfolio Holdings145
  Portfolio Turnover Rate20.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	98.59%
Investment Companies	2.92%
Other Assets and Liabilities	(1.51)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	70.17%
Utilities	16.38%
Energy	9.65%
Money Market Funds	2.92%
Communications	1.47%
Government	0.92%
Other Assets and Liabilities	(1.51)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

ETF11SAR-0

PQDI

Principal Spectrum Preferred and Income ETF

Principal U.S. Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about Principal Spectrum Preferred and Income ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Spectrum Preferred and Income ETF	$31	0.60%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets$66,472,224
  Total Number of Portfolio Holdings87
  Portfolio Turnover Rate28.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Bonds	85.67%
Preferred Stocks	12.92%
Investment Companies	0.36%
Other Assets and Liabilities	1.05%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Financial	92.70%
Utilities	2.83%
Energy	2.27%
Communications	0.79%
Money Market Funds	0.36%
Other Assets and Liabilities	1.05%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

ETF26SAR-0

USMC

Principal U.S. Mega-Cap ETF

Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about Principal U.S. Mega-Cap ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal U.S. Mega-Cap ETF	$6	0.12%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets$3,232,412,013
  Total Number of Portfolio Holdings25
  Portfolio Turnover Rate11.4%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.85%
Investment Companies	0.15%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Technology	31.33%
Financial	20.13%
Communications	16.83%
Consumer, Non-cyclical	13.91%
Consumer, Cyclical	13.83%
Energy	3.82%
Money Market Funds	0.15%
Other Assets and Liabilities	0.00%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

ETF16SAR-0

PSC

Principal U.S. Small-Cap ETF

Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about Principal U.S. Small-Cap ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal U.S. Small-Cap ETF	$20	0.38%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets$1,535,688,266
  Total Number of Portfolio Holdings499
  Portfolio Turnover Rate28.1%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.75%
Investment Companies	2.25%
Other Assets and Liabilities	(2.00)%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Consumer, Non-cyclical	23.11%
Financial	21.38%
Industrial	17.97%
Technology	10.47%
Consumer, Cyclical	9.99%
Communications	5.33%
Energy	4.65%
Basic Materials	4.11%
Utilities	2.74%
Money Market Funds	2.25%
Other Assets and Liabilities	(2.00)%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

ETF9SAR-0

PY

Principal Value ETF

Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about Principal Value ETF (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Value ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Computed on an annualized basis.

Fund Statistics

  Net Assets$124,601,534
  Total Number of Portfolio Holdings100
  Portfolio Turnover Rate48.6%

Graphical Representation of Holdings

Portfolio Allocation

Asset Weighting	Percent of Net Assets
Common Stocks	99.74%
Investment Companies	0.08%
Other Assets and Liabilities	0.18%
Total Net Assets	100.00%

Sector Allocation

Sector	Percent of Net Assets
Consumer, Non-cyclical	23.69%
Financial	19.68%
Technology	18.86%
Communications	11.52%
Consumer, Cyclical	10.11%
Industrial	9.69%
Energy	3.42%
Utilities	1.77%
Basic Materials	0.80%
Building Materials	0.20%
Money Market Funds	0.08%
Other Assets and Liabilities	0.18%
Total Net Assets	100.00%

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

ETF5SAR-0

(b) Not applicable.

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to semi-annual reports.

ITEM 6 – INVESTMENTS

Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) Financial Statements

(b) Financial Highlights

Principal Exchange-Traded Funds
Semi-Annual
Financial Statements
and Additional Information
December 31, 2025

Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee
Not insured by any Federal government agency
Financial Statements (N-CSR Item 7) 1
Notes to Financial Statements 21
Schedules of Investments 34
Financial Highlights (Includes performance information) 66
Unaudited Supplemental Information 78
Changes in and Disagreements with Accountants (N-CSR Item 8) 79
Proxy Disclosures (N-CSR Item 9) 80
Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) 81
Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11) 82

See accompanying notes.
Statements of Assets and Liabilities
Principal Exchange-Traded Funds
December 31, 2025 (unaudited)
Principal Active
High Yield ETF
Principal Capital
Appreciation Select
ETF
Principal Focused
Blue Chip ETF
Investment in securities - at cost ............................................. $ 453,255,568 $ 178,600,192 $ 182,970,113
Investment in affiliated funds - at cost ......................................... $ 24,122,235 $ — $ —
Assets
Investment in securities - at value ............................................. $ 449,917,567
(a)
$ 183,811,007 $ 198,203,311
Investment in affiliated funds - at value ......................................... 24,122,235 — —
Cash .................................................................. 100,709 — 21,658
Receivables:
Dividends and interest .................................................. 9,087,094 37,467 14,745
Securities lending income ................................................ 18,712 — —
Investment securities sold ................................................ 10,231 — 279,740
Total Assets 483,256,548 183,848,474 198,519,454
Liabilities
Accrued management and investment advisory fees ................................ 150,354 37,673 93,827
Payables: – – –
Investment securities purchased ........................................... 637 — 477,765
Collateral obligation on securities loaned - at value ................................. 24,122,235 — —
Total Liabilities 24,273,226 37,673 571,592
Net Assets Applicable to Outstanding Shares ................................... $ 458,983,322 $ 183,810,801 $ 197,947,862
0 .00%! 0 .00%! 0 .00%!
Net Assets Consist of:
Capital shares and additional paid-in-capital ...................................... $ 481,096,044 $ 180,254,553 $ 178,867,616
Total distributable earnings (accumulated loss) .................................... (22,112,722) 3,556,248 19,080,246
Total Net Assets $ 458,983,322 $ 183,810,801 $ 197,947,862
Net Asset Value Per Share:
Net assets .............................................................. $ 458,983,322 $ 183,810,801 $ 197,947,862
Shares issued and outstanding ............................................... 24,200,000 6,220,001 5,280,001
Net asset value per share .................................................... $ 18 .97 $ 29 .55 $ 37 .49
(a)
Includes fair market value of securities loaned, see 'Securities Lending' in Notes to Financial Statements.

See accompanying notes.
Statements of Assets and Liabilities
Principal Exchange-Traded Funds
December 31, 2025 (unaudited)
Principal
International
Equity ETF
Principal
Investment Grade
Corporate Active
ETF
Principal Quality
ETF
Investment in securities - at cost ............................................. $ 1,000,267,752 $ 146,007,918 $ 32,612,099
Investment in affiliated funds - at cost ......................................... $ 7,653,837 $ 2,452,015 $ —
Foreign currency - at cost .................................................. $ 58,757 $ — $ —
Assets
Investment in securities - at value ............................................. $ 1,179,749,627
(a)
$ 147,716,192
(a)
$ 35,072,402
Investment in affiliated funds - at value ......................................... 7,653,837 2,452,015 —
Foreign currency - at value .................................................. 58,637 — —
Cash .................................................................. 5 8,928 —
Deposits with counterparty .................................................. — 161,720 —
Receivables:
Dividends and interest .................................................. 539,587 2,067,735 14,816
Securities lending income ................................................ 7,653 499 —
Investment securities sold ................................................ 1,431,727 — —
Fund shares sold ...................................................... 656,810 1,041,358 —
Net variation margin on financial derivative instruments .......................... — 20,692 —
Total Assets 1,190,097,883 153,469,139 35,087,218
Liabilities
Accrued management and investment advisory fees ................................ 478,494 24,147 4,551
Payables: – – –
Investment securities purchased ........................................... 1,020,442 1,038,289 —
Collateral obligation on securities loaned - at value ................................. 7,653,837 2,452,015 —
Total Liabilities 9,152,773 3,514,451 4,551
Net Assets Applicable to Outstanding Shares ................................... $ 1,180,945,110 $ 149,954,688 $ 35,082,667
0 .00%! 0 .00%! 0 .00%!
Net Assets Consist of:
Capital shares and additional paid-in-capital ...................................... $ 1,008,119,978 $ 168,498,452 $ 36,086,625
Total distributable earnings (accumulated loss) .................................... 172,825,132 (18,543,764) (1,003,958)
Total Net Assets $ 1,180,945,110 $ 149,954,688 $ 35,082,667
Net Asset Value Per Share:
Net assets .............................................................. $ 1,180,945,110 $ 149,954,688 $ 35,082,667
Shares issued and outstanding ............................................... 35,960,001 7,200,001 460,001
Net asset value per share .................................................... $ 32 .84 $ 20 .83 $ 76 .27
(a)
Includes fair market value of securities loaned, see 'Securities Lending' in Notes to Financial Statements.

See accompanying notes.
Statements of Assets and Liabilities
Principal Exchange-Traded Funds
December 31, 2025 (unaudited)
Principal Real
Estate Active
Opportunities ETF
Principal Spectrum
Preferred and
Income ETF
(a)
Principal Spectrum
Preferred Securities
Active ETF
Investment in securities - at cost ............................................. $ 20,909,704 $ 63,752,443 $ 1,336,934,816
Investment in affiliated funds - at cost ......................................... $ — $ — $ 38,149,190
Assets
Investment in securities - at value ............................................. $ 21,413,388 $ 65,774,585 $ 1,396,031,838
(b)
Investment in affiliated funds - at value ......................................... — — 38,149,190
Cash .................................................................. — 1 900,869
Deposits with counterparty .................................................. — 28,203 —
Receivables:
Dividends and interest .................................................. 96,110 702,914 16,540,984
Securities lending income ................................................ — — 6,967
Fund shares sold ...................................................... 488,657 — —
Total Assets 21,998,155 66,505,703 1,451,629,848
Liabilities
Accrued management and investment advisory fees ................................ 10,639 33,479 652,142
Payables: – – –
Investment securities purchased ........................................... 486,577 — —
Collateral obligation on securities loaned - at value ................................. — — 38,149,190
Total Liabilities 497,216 33,479 38,801,332
Net Assets Applicable to Outstanding Shares ................................... $ 21,500,939 $ 66,472,224 $ 1,412,828,516
0 .00%! 0 .00%! 0 .00%!
Net Assets Consist of:
Capital shares and additional paid-in-capital ...................................... $ 21,442,671 $ 65,447,235 $ 1,367,928,699
Total distributable earnings (accumulated loss) .................................... 58,268 1,024,989 44,899,817
Total Net Assets $ 21,500,939 $ 66,472,224 $ 1,412,828,516
Net Asset Value Per Share:
Net assets .............................................................. $ 21,500,939 $ 66,472,224 $ 1,412,828,516
Shares issued and outstanding ............................................... 880,001 3,400,001 74,150,005
Net asset value per share .................................................... $ 24 .43 $ 19 .55 $ 19 .05
(a)
Effective November 1, 2025, Principal Spectrum Tax-Advantaged Dividend Active ETF  changed its name to Principal Spectrum Preferred and Income ETF.
(b)
Includes fair market value of securities loaned, see 'Securities Lending' in Notes to Financial Statements.

See accompanying notes.
Statements of Assets and Liabilities
Principal Exchange-Traded Funds
December 31, 2025 (unaudited)
Principal U.S.
Mega-Cap ETF
Principal U.S.
Small-Cap ETF
Principal Value
ETF
Investment in securities - at cost ............................................. $ 2,509,217,784 $ 1,425,151,351 $ 123,103,395
Investment in affiliated funds - at cost ......................................... $ — $ 31,413,727 $ —
Assets
Investment in securities - at value ............................................. $ 3,232,503,831 $ 1,534,924,157
(a)
$ 124,379,049
Investment in affiliated funds - at value ......................................... — 31,413,727 —
Cash .................................................................. — 3,210 206
Receivables:
Dividends and interest .................................................. 236,274 1,238,329 237,294
Securities lending income ................................................ — 10,778 —
Tax refund .......................................................... — — 1,535
Fund shares sold ...................................................... 4,105,519 2,305,841 —
Total Assets 3,236,845,624 1,569,896,042 124,618,084
Liabilities
Accrued management and investment advisory fees ................................ 333,275 491,746 16,550
Payables: – – –
Investment securities purchased ........................................... 4,100,336 2,302,303 —
Collateral obligation on securities loaned - at value ................................. — 31,413,727 —
Total Liabilities 4,433,611 34,207,776 16,550
Net Assets Applicable to Outstanding Shares ................................... $ 3,232,412,013 $ 1,535,688,266 $ 124,601,534
0 .00%! 0 .00%! 0 .00%!
Net Assets Consist of:
Capital shares and additional paid-in-capital ...................................... $ 2,476,065,056 $ 1,594,436,044 $ 153,123,136
Total distributable earnings (accumulated loss) .................................... 756,346,957 (58,747,778) (28,521,602)
Total Net Assets $ 3,232,412,013 $ 1,535,688,266 $ 124,601,534
Net Asset Value Per Share:
Net assets .............................................................. $ 3,232,412,013 $ 1,535,688,266 $ 124,601,534
Shares issued and outstanding ............................................... 47,240,001 26,640,001 2,390,001
Net asset value per share .................................................... $ 68 .43 $ 57 .65 $ 52 .13
(a)
Includes fair market value of securities loaned, see 'Securities Lending' in Notes to Financial Statements.

See accompanying notes.
Statements of Operations
Principal Exchange-Traded Funds
Six Months Ended December 31, 2025 (unaudited)
–
Principal Active
High Yield ETF
Principal Capital
Appreciation Select
ETF
Principal Focused
Blue Chip ETF
Net Investment Income (Loss)
Income:
Dividends ........................................................... $ 138,428 $ 257,699 $ 920,920
Withholding tax ....................................................... — — (6,873)
Interest ............................................................ 14,766,761 — 36
Securities lending - net .................................................. 123,473 — 1,111
Total Income 15,028,662 257,699 915,194
Expenses:
Management and investment advisory fees ................................... 780,972 91,298 479,405
Total Expenses 780,972 91,298 479,405
Net Investment Income (Loss) 14,247,690 166,401 435,789
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment transactions ................................................. 1,656,316 (1,425,318) 1,279,475
In-kind redemptions .................................................... — — 2,168,444
Net change in unrealized appreciation (depreciation) of:
Investments ......................................................... (5,237,690) 3,503,275 (574,054)
Net Realized and Unrealized Gain (Loss)
(3,581,374) 2,077,957 2,873,865
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 10,666,316 $ 2,244,358 $ 3,309,654

See accompanying notes.
Statements of Operations
Principal Exchange-Traded Funds
Six Months Ended December 31, 2025 (unaudited)
–
Principal
International
Equity ETF
Principal
Investment Grade
Corporate Active
ETF
Principal Quality
ETF
Net Investment Income (Loss)
Income:
Dividends ........................................................... $ 6,120,854 $ 24,683 $ 174,685
Withholding tax ....................................................... (492,043) — —
Interest ............................................................ 535 3,355,213 —
Securities lending - net .................................................. 12,420 1,649 —
Total Income 5,641,766 3,381,545 174,685
Expenses:
Management and investment advisory fees ................................... 2,303,726 122,513 36,378
Total Expenses 2,303,726 122,513 36,378
Net Investment Income (Loss) 3,338,040 3,259,032 138,307
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment transactions ................................................. (442,809) 387,926 815,459
In-kind redemptions .................................................... — — 7,234,789
Foreign currency transactions ............................................. (17,681) — —
Futures contracts ...................................................... — (147,563) —
Net change in unrealized appreciation (depreciation) of:
Investments ......................................................... 124,394,379 717,172 (5,855,228)
Futures contracts ...................................................... — 29,302 —
Translation of assets and liabilities in foreign currencies .......................... (614) — —
Net Realized and Unrealized Gain (Loss)
123,933,275 986,837 2,195,020
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 127,271,315 $ 4,245,869 $ 2,333,327

See accompanying notes.
Statements of Operations
Principal Exchange-Traded Funds
Six Months Ended December 31, 2025 (unaudited)
–
Principal Real
Estate Active
Opportunities ETF
Principal Spectrum
Preferred and
Income ETF
(a)
Principal Spectrum
Preferred Securities
Active ETF
Net Investment Income (Loss)
Income:
Dividends ........................................................... $ 371,661 $ 275,125 $ 267,494
Withholding tax ....................................................... (4,306) — —
Interest ............................................................ 64 1,598,154 36,177,571
Securities lending - net .................................................. — — 36,748
Total Income 367,419 1,873,279 36,481,813
Expenses:
Management and investment advisory fees ................................... 55,642 184,907 3,650,595
Total Expenses 55,642 184,907 3,650,595
Net Investment Income (Loss) 311,777 1,688,372 32,831,218
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment transactions ................................................. (415,369) 606,477 13,166,459
Foreign currency transactions ............................................. (543) — —
Net change in unrealized appreciation (depreciation) of:
Investments ......................................................... (277,011) 589,988 2,785,261
Translation of assets and liabilities in foreign currencies .......................... (27) — —
Net Realized and Unrealized Gain (Loss)
(692,950) 1,196,465 15,951,720
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (381,173) $ 2,884,837 $ 48,782,938
(a)
Effective November 1, 2025, Principal Spectrum Tax-Advantaged Dividend Active ETF  changed its name to Principal Spectrum Preferred and Income ETF.

See accompanying notes.
Statements of Operations
Principal Exchange-Traded Funds
Six Months Ended December 31, 2025 (unaudited)
–
Principal U.S.
Mega-Cap ETF
Principal U.S.
Small-Cap ETF
Principal Value
ETF
Net Investment Income (Loss)
Income:
Dividends ........................................................... $ 15,096,413 $ 6,169,137 $ 1,657,505
Withholding tax ....................................................... — (14,911) —
Interest ............................................................ — 1,759 208
Securities lending - net .................................................. — 36,444 —
Total Income 15,096,413 6,192,429 1,657,713
Expenses:
Management and investment advisory fees ................................... 2,381,972 2,128,870 111,820
Total Gross Expenses 2,381,972 2,128,870 111,820
Less: Reimbursement from Advisor ............................................ (345,635) — —
Total Net Expenses 2,036,337 2,128,870 111,820
Net Investment Income (Loss) 13,060,076 4,063,559 1,545,893
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment transactions ................................................. (43,235,318) 13,251,585 (4,757,085)
In-kind redemptions .................................................... 221,790,199 4,147,240 15,657,323
Net change in unrealized appreciation (depreciation) of:
Investments ......................................................... 138,711,916 61,439,971 (1,033,931)
Net Realized and Unrealized Gain (Loss)
317,266,797 78,838,796 9,866,307
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 330,326,873 $ 82,902,355 $ 11,412,200

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)
Principal Active High Yield ETF
Period Ended
December 31, 2025
Year Ended
June 30, 2025
Operations
Net investment income (loss) ...................................................................... $ 14,247,690 $ 19,284,182
Net realized gain (loss) ........................................................................... 1,656,316 522,286
Net change in unrealized appreciation (depreciation) ...................................................... (5,237,690) 1,721,026
Net Increase (Decrease) in Net Assets Resulting from Operations 10,666,316 21,527,494
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (17,028,838) (19,176,083)
Total Dividends and Distributions (17,028,838) (19,176,083)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... 147,625,363 102,377,816
Total Increase (Decrease) in Net Assets 141,262,841 104,729,227
Net Assets
Beginning of period ............................................................................. 317,720,481 212,991,254
End of period .................................................................................. $ 458,983,322 $ 317,720,481
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 147,625,363 $ 129,705,187
Redeemed ................................................................................. — (27,327,371)
Net Increase (Decrease) $ 147,625,363 $ 102,377,816
Shares:
Sold ..................................................................................... 7,700,000 6,750,000
Redeemed ................................................................................. — (1,450,000)
Net Increase (Decrease) 7,700,000 5,300,000

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)
Principal Capital Appreciation Select
ETF
Period Ended
December 31, 2025
Period Ended
June 30, 2025
(a)
Operations
Net investment income (loss) ...................................................................... $ 166,401 $ 33,154
Net realized gain (loss) ........................................................................... (1,425,318) (233,160)
Net change in unrealized appreciation (depreciation) ...................................................... 3,503,275 1,707,540
Net Increase (Decrease) in Net Assets Resulting from Operations 2,244,358 1,507,534
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (195,644) —
Total Dividends and Distributions (195,644) —
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... 158,700,144 21,554,409
Total Increase (Decrease) in Net Assets 160,748,858 23,061,943
Net Assets
Beginning of period ............................................................................. 23,061,943 —
End of period .................................................................................. $ 183,810,801 $ 23,061,943
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 158,700,144 $ 21,554,409
Redeemed ................................................................................. — —
Net Increase (Decrease) $ 158,700,144 $ 21,554,409
Shares:
Sold ..................................................................................... 5,360,000 860,001
Redeemed ................................................................................. — —
Net Increase (Decrease) 5,360,000 860,001
(a)
Period from March 25, 2025, date operations commenced, through June 30, 2025.

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)
Principal Focused Blue Chip ETF
Period Ended
December 31, 2025
Year Ended
June 30, 2025
Operations
Net investment income (loss) ...................................................................... $ 435,789 $ 11,340
Net realized gain (loss) ........................................................................... 3,447,919 5,406,398
Net change in unrealized appreciation (depreciation) ...................................................... (574,054) 9,336,784
Net Increase (Decrease) in Net Assets Resulting from Operations 3,309,654 14,754,522
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ — (905,324)
Total Dividends and Distributions — (905,324)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... 59,949,567 73,295,454
Total Increase (Decrease) in Net Assets 63,259,221 87,144,652
Net Assets
Beginning of period ............................................................................. 134,688,641 47,543,989
End of period .................................................................................. $ 197,947,862 $ 134,688,641
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 67,474,620 $ 91,525,843
Redeemed ................................................................................. (7,525,053) (18,230,389)
Net Increase (Decrease) $ 59,949,567 $ 73,295,454
Shares:
Sold ..................................................................................... 1,800,000 2,740,000
Redeemed ................................................................................. (200,000) (540,000)
Net Increase (Decrease) 1,600,000 2,200,000

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)
Principal International Equity ETF
Period Ended
December 31, 2025
Period Ended
June 30, 2025
(a)
Operations
Net investment income (loss) ...................................................................... $ 3,338,040 $ 11,683,286
Net realized gain (loss) ........................................................................... (460,490) 64,041
Net change in unrealized appreciation (depreciation) ...................................................... 124,393,765 55,098,930
Net Increase (Decrease) in Net Assets Resulting from Operations 127,271,315 66,846,257
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (15,199,961) (40,001)
Total Dividends and Distributions (15,199,961) (40,001)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... 298,312,033 703,755,467
Total Increase (Decrease) in Net Assets 410,383,387 770,561,723
Net Assets
Beginning of period ............................................................................. 770,561,723 —
End of period .................................................................................. $ 1,180,945,110 $ 770,561,723
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 298,312,033 $ 752,854,776
Redeemed ................................................................................. — (49,099,309)
Net Increase (Decrease) $ 298,312,033 $ 703,755,467
Shares:
Sold ..................................................................................... 9,440,000 28,300,001
Redeemed ................................................................................. — (1,780,000)
Net Increase (Decrease) 9,440,000 26,520,001
(a)
Period from November 5, 2024, date operations commenced, through June 30, 2025.

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)
Principal Investment Grade Corporate
Active ETF
Period Ended
December 31, 2025
Year Ended
June 30, 2025
Operations
Net investment income (loss) ...................................................................... $ 3,259,032 $ 4,710,550
Net realized gain (loss) ........................................................................... 240,363 (757,679)
Net change in unrealized appreciation (depreciation) ...................................................... 746,474 2,073,532
Net Increase (Decrease) in Net Assets Resulting from Operations 4,245,869 6,026,403
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (3,812,760) (4,685,959)
Total Dividends and Distributions (3,812,760) (4,685,959)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... 43,796,384 23,758,900
Total Increase (Decrease) in Net Assets 44,229,493 25,099,344
Net Assets
Beginning of period ............................................................................. 105,725,195 80,625,851
End of period .................................................................................. $ 149,954,688 $ 105,725,195
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 43,796,384 $ 23,758,900
Redeemed ................................................................................. — —
Net Increase (Decrease) $ 43,796,384 $ 23,758,900
Shares:
Sold ..................................................................................... 2,100,000 1,150,000
Redeemed ................................................................................. — —
Net Increase (Decrease) 2,100,000 1,150,000

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)
Principal Quality ETF
Period Ended
December 31, 2025
Year Ended
June 30, 2025
Operations
Net investment income (loss) ...................................................................... $ 138,307 $ 360,544
Net realized gain (loss) ........................................................................... 8,050,248 (762,711)
Net change in unrealized appreciation (depreciation) ...................................................... (5,855,228) 2,295,336
Net Increase (Decrease) in Net Assets Resulting from Operations 2,333,327 1,893,169
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (203,726) (379,406)
Total Dividends and Distributions (203,726) (379,406)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... (21,496,412) (285,627)
Total Increase (Decrease) in Net Assets (19,366,811) 1,228,136
Net Assets
Beginning of period ............................................................................. 54,449,478 53,221,342
End of period .................................................................................. $ 35,082,667 $ 54,449,478
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 16,495,466 $ 11,419,023
Redeemed ................................................................................. (37,991,878) (11,704,650)
Net Increase (Decrease) $ (21,496,412) $ (285,627)
Shares:
Sold ..................................................................................... 220,000 160,000
Redeemed ................................................................................. (500,000) (200,000)
Net Increase (Decrease) (280,000) (40,000)

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)
Principal Real Estate Active
Opportunities ETF
Period Ended
December 31, 2025
Year Ended
June 30, 2025
Operations
Net investment income (loss) ...................................................................... $ 311,777 $ 330,434
Net realized gain (loss) ........................................................................... (415,912) 115,322
Net change in unrealized appreciation (depreciation) ...................................................... (277,038) 732,250
Net Increase (Decrease) in Net Assets Resulting from Operations (381,173) 1,178,006
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (373,747) (288,248)
Total Dividends and Distributions (373,747) (288,248)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... 6,999,605 4,071,250
Total Increase (Decrease) in Net Assets 6,244,685 4,961,008
Net Assets
Beginning of period ............................................................................. 15,256,254 10,295,246
End of period .................................................................................. $ 21,500,939 $ 15,256,254
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 6,999,605 $ 4,071,250
Redeemed ................................................................................. — —
Net Increase (Decrease) $ 6,999,605 $ 4,071,250
Shares:
Sold ..................................................................................... 280,000 160,000
Redeemed ................................................................................. — —
Net Increase (Decrease) 280,000 160,000

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)
Principal Spectrum Preferred and
Income ETF
(a)
Period Ended
December 31, 2025
Year Ended
June 30, 2025
Operations
Net investment income (loss) ...................................................................... $ 1,688,372 $ 1,940,418
Net realized gain (loss) ........................................................................... 606,477 225,829
Net change in unrealized appreciation (depreciation) ...................................................... 589,988 1,582,942
Net Increase (Decrease) in Net Assets Resulting from Operations 2,884,837 3,749,189
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (1,876,862) (1,910,572)
Total Dividends and Distributions (1,876,862) (1,910,572)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... 7,800,505 31,594,002
Total Increase (Decrease) in Net Assets 8,808,480 33,432,619
Net Assets
Beginning of period ............................................................................. 57,663,744 24,231,125
End of period .................................................................................. $ 66,472,224 $ 57,663,744
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 7,800,505 $ 33,491,070
Redeemed ................................................................................. — (1,897,068)
Net Increase (Decrease) $ 7,800,505 $ 31,594,002
Shares:
Sold ..................................................................................... 400,000 1,800,000
Redeemed ................................................................................. — (100,000)
Net Increase (Decrease) 400,000 1,700,000
(a)
Effective November 1, 2025, Principal Spectrum Tax-Advantaged Dividend Active ETF  changed its name to Principal Spectrum Preferred and Income ETF.

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)
Principal Spectrum Preferred Securities
Active ETF
Period Ended
December 31, 2025
Year Ended
June 30, 2025
Operations
Net investment income (loss) ...................................................................... $ 32,831,218 $ 48,983,920
Net realized gain (loss) ........................................................................... 13,166,459 2,149,941
Net change in unrealized appreciation (depreciation) ...................................................... 2,785,261 36,299,761
Net Increase (Decrease) in Net Assets Resulting from Operations 48,782,938 87,433,622
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (38,954,993) (49,134,939)
Total Dividends and Distributions (38,954,993) (49,134,939)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... 175,845,369 284,004,376
Total Increase (Decrease) in Net Assets 185,673,314 322,303,059
Net Assets
Beginning of period ............................................................................. 1,227,155,202 904,852,143
End of period .................................................................................. $ 1,412,828,516 $ 1,227,155,202
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 175,845,369 $ 284,004,376
Redeemed ................................................................................. — —
Net Increase (Decrease) $ 175,845,369 $ 284,004,376
Shares:
Sold ..................................................................................... 9,250,000 15,250,000
Redeemed ................................................................................. — —
Net Increase (Decrease) 9,250,000 15,250,000

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)
Principal U.S. Mega-Cap ETF
Period Ended
December 31, 2025
Year Ended
June 30, 2025
Operations
Net investment income (loss) ...................................................................... $ 13,060,076 $ 26,827,027
Net realized gain (loss) ........................................................................... 178,554,881 405,429,209
Net change in unrealized appreciation (depreciation) ...................................................... 138,711,916 (14,990,238)
Net Increase (Decrease) in Net Assets Resulting from Operations 330,326,873 417,265,998
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (20,639,917) (26,421,098)
Total Dividends and Distributions (20,639,917) (26,421,098)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... (337,377,096) 428,557,607
Total Increase (Decrease) in Net Assets (27,690,140) 819,402,507
Net Assets
Beginning of period ............................................................................. 3,260,102,153 2,440,699,646
End of period .................................................................................. $ 3,232,412,013 $ 3,260,102,153
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 161,804,407 $ 1,691,332,653
Redeemed ................................................................................. (499,181,503) (1,262,775,046)
Net Increase (Decrease) $ (337,377,096) $ 428,557,607
Shares:
Sold ..................................................................................... 2,440,000 28,820,000
Redeemed ................................................................................. (7,340,000) (21,780,000)
Net Increase (Decrease) (4,900,000) 7,040,000

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)
Principal U.S. Small-Cap ETF
Period Ended
December 31, 2025
Year Ended
June 30, 2025
Operations
Net investment income (loss) ...................................................................... $ 4,063,559 $ 5,621,427
Net realized gain (loss) ........................................................................... 17,398,825 65,497,439
Net change in unrealized appreciation (depreciation) ...................................................... 61,439,971 5,155,357
Net Increase (Decrease) in Net Assets Resulting from Operations 82,902,355 76,274,223
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (5,201,037) (5,264,469)
Total Dividends and Distributions (5,201,037) (5,264,469)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... 705,337,040 98,812,247
Total Increase (Decrease) in Net Assets 783,038,358 169,822,001
Net Assets
Beginning of period ............................................................................. 752,649,908 582,827,907
End of period .................................................................................. $ 1,535,688,266 $ 752,649,908
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 726,058,471 $ 485,491,558
Redeemed ................................................................................. (20,721,431) (386,679,311)
Net Increase (Decrease) $ 705,337,040 $ 98,812,247
Shares:
Sold ..................................................................................... 12,880,000 9,540,000
Redeemed ................................................................................. (380,000) (7,500,000)
Net Increase (Decrease) 12,500,000 2,040,000

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)
Principal Value ETF
Period Ended
December 31, 2025
Year Ended
June 30, 2025
Operations
Net investment income (loss) ...................................................................... $ 1,545,893 $ 3,531,326
Net realized gain (loss) ........................................................................... 10,900,238 2,542,323
Net change in unrealized appreciation (depreciation) ...................................................... (1,033,931) (4,658,666)
Net Increase (Decrease) in Net Assets Resulting from Operations 11,412,200 1,414,983
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (3,089,455) (2,354,544)
Total Dividends and Distributions (3,089,455) (2,354,544)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... (107,996,667) 156,729,373
Total Increase (Decrease) in Net Assets (99,673,922) 155,789,812
Net Assets
Beginning of period ............................................................................. 224,275,456 68,485,644
End of period .................................................................................. $ 124,601,534 $ 224,275,456
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 74,110,673 $ 282,797,223
Redeemed ................................................................................. (182,107,340) (126,067,850)
Net Increase (Decrease) $ (107,996,667) $ 156,729,373
Shares:
Sold ..................................................................................... 1,420,000 5,640,000
Redeemed ................................................................................. (3,560,000) (2,600,000)
Net Increase (Decrease) (2,140,000) 3,040,000

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2025 (unaudited)
1. Organization
The Principal Exchange-Traded Funds (the “Trust”) is a statutory trust organized under the laws of the State of Delaware in 2013 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of
1940, as amended (the “1940 Act”). The Trust currently consists of twelve series, Principal Active High Yield ETF, Principal Capital Appreciation
Select ETF, Principal Focused Blue Chip ETF, Principal International Equity ETF, Principal Investment Grade Corporate Active ETF, Principal
Quality ETF, Principal Real Estate Active Opportunities ETF, Principal Spectrum Preferred and Income ETF, Principal Spectrum Preferred
Securities Active ETF, Principal U.S. Mega-Cap ETF, Principal U.S. Small-Cap ETF and Principal Value ETF (collectively, the “Funds” and individually, a “Fund”). The shares of the Funds are referred to herein as “Shares”.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification (“ASC”)
Topic 946, Financial Services - Investment Companies. The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
The Trust issues and redeems Shares at net asset value (“NAV”) only with Authorized Participants (“APs”) and only in aggregations of 20,000
Shares with the exception of Principal Active High Yield ETF,  Principal Investment Grade Corporate Active ETF, Principal Spectrum Preferred
and Income ETF and Principal Spectrum Preferred Securities Active ETF which are issued and redeemed in aggregations of 50,000 shares (each a “Creation Unit” or multiples thereof “Creation Unit Aggregations”), which is subject to change. The Trust issues and redeems Creation Unit
Aggregations in exchange for portfolio securities and/or cash, plus a fixed and/or variable transaction fee.
Shares trade on exchanges at market prices that may be below, at, or above NAV. Shares of each Fund are listed on a national securities exchange as listed below:
Principal International Equity ETF initial investment and commencement of operations was November 5, 2024.
Principal Capital Appreciation Select ETF initial investment and commencement of operations was March 25, 2025.
Effective June 9, 2025, Principal Focused Blue Chip ETF changed from a semi-transparent fund to a fully transparent fund.
Effective November 1, 2025, Principal Real Estate Active Opportunities ETF changed from a non-transparent fund to a fully transparent fund and changed its objective to seek total return and income.
Effective November 1, 2025, Principal Spectrum Tax-Advantaged Dividend Active ETF changed its name to Principal Spectrum Preferred and
Income ETF.
On December 9, 2025, the Board of Trustees approved changing the name of Principal Investment Grade Corporate Active ETF to Principal
Investment Grade Corporate ETF and to change the primary listing exchange from NYSE Arca to Cboe BZX Exchange, Inc. in relation to the same Fund. Both actions will be effective on or about April 21, 2026.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Fund Exchange
Principal Active High Yield ETF NYSE Arca
Principal Capital Appreciation Select ETF Cboe BZX Exchange, Inc.
Principal Focused Blue Chip ETF Cboe BZX Exchange, Inc.
Principal International Equity ETF Cboe BZX Exchange, Inc.
Principal Investment Grade Corporate Active ETF NYSE Arca
Principal Quality ETF The Nasdaq Stock Market LLC
Principal Real Estate Active Opportunities ETF NYSE Arca
Principal Spectrum Preferred and Income ETF NYSE Arca
Principal Spectrum Preferred Securities Active ETF NYSE Arca
Principal U.S. Mega-Cap ETF The Nasdaq Stock Market LLC
Principal U.S. Small-Cap ETF The Nasdaq Stock Market LLC
Principal Value ETF The Nasdaq Stock Market LLC

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2025 (unaudited)
Security Valuation. The Funds may invest in series of Principal Funds, Inc. (an affiliate of Principal Global Investors, LLC (the “Advisor”)) and
other investment funds, which may include money market funds and other registered open-end investment companies. Investments in registered open-end investment companies are valued at the respective fund’s closing NAV per share on the day of valuation.
The Funds value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price.
If no sales are reported, as is regularly the case for some securities traded over-the-counter (“OTC”), securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Advisor under procedures established and periodically reviewed by the Board of
Trustees.
The value of foreign securities used in computing the NAV per share is generally determined as of the close of the foreign exchange where the security is principally traded. Significant events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund’s NAV are reflected in the Fund’s NAV and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value including, but not limited to, price movements in American Depository Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine NAV, for example, weekends and other customary national U.S. holidays, the Fund’s NAV could be significantly affected on days when shares are not able to be issued or redeemed by APs.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Advisor, or any sub-advisor, is authorized to make such determinations subject to such oversight by the Board of Trustees, as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock
Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation)
on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective Fund as of December 31,
2025:
Principal International Equity ETF
British Pound Sterling 20 .10%
Canadian Dollar 10 .20
Euro 31 .95
Hong Kong Dollar 13 .66
Japanese Yen 8 .82
South Korean Won 5 .73
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2025 (unaudited)
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Payment in kind (“PIK”) income is computed on the value of the securities received at the contractual rate specified in each loan agreement. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities.
Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par.
Distributions from Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, capital gain, or a return of capital to the
Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Principal Real Estate Active Opportunities ETF receives substantial distributions from holdings in REITs.
Capital Share Transactions. Capital shares are issued and redeemed by the Funds only in a Creation Unit or Creation Unit Aggregations. Except
when aggregated into at least a Creation Unit, Shares are not redeemable.
The consideration for the purchase of a Creation Unit or Creation Unit Aggregations of a Fund generally consists of a basket of cash and/or securities that the Fund specifies each business day. To offset transfer and other transaction costs associated with the issuance and redemption of
Creation Unit Aggregations, APs are subject to standard creation and redemption transaction fees.
Expenses. For all Funds, a unitary management and investment advisory fee is charged. The Advisor covers all operating expenses including
Trustee expenses and Chief Compliance Officer’s compensation through the management and investment advisory fee with the exception of 12b-
1 fees, brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses, and tax reclaim recovery expenses and other extraordinary expenses, if applicable.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, futures contracts, net operating losses, sales of passive foreign investment companies, partnership investments, foreign currency transactions, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, redemptions-in-kind, REITs, utilization of earnings and profits distributed to shareholders on redemption of Shares, and limitations imposed by Sections 381-384 of the Internal Revenue Code (“IRC”). Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because the Funds each intend to qualify as a “regulated investment company” under the IRC and they intend to distribute each year substantially all of their net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of their position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year.
The Funds recognize interest and penalties, if any, related to unrecognized tax positions as tax expense on the Statements of Operations. During the period ended December 31, 2025, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes.  Certain Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the Statements of Operations.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2025 (unaudited)
Recent Accounting Pronouncements.  In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740); Improvements to
Income Tax Disclosures,  which enhances the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation, disaggregation of income taxes paid, and other income tax-related disclosures. The ASU is effective for annual periods beginning after December
15, 2024. As of March 25, 2025, Principal Capital Appreciation Select ETF has adopted the ASU. There was no impact to the Principal Capital
Appreciation Select ETF financial statements. Management is currently evaluating the impact of applying the ASU to the remaining Funds’
financial statements.
Tracking Basket Structure.  Prior to November 1, 2025, Principal Real Estate Active Opportunities ETF operated pursuant to an exemptive order from the Securities and Exchange Commission (“SEC”) and did not publicly disclose its complete portfolio holdings each business day. Instead, the Fund published each business day on its website a “Tracking Basket” which is designed to closely track the daily performance of the Fund but is not the Fund’s actual portfolio. The Fund’s Tracking Basket structure may affect the price at which shares of the Fund trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the Fund’s NAV, there is a risk that market price will vary significantly from NAV.
3. Operating Policies
Contingent Convertible Securities (“CoCos”). As footnoted in the Schedules of Investments, certain of the Funds invest in CoCos. CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers”. Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos;
general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress.
Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund’s complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Cross Trades. The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund’s sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the period ended December 31, 2025, none of the
Funds had cross trades.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the Statements of Assets and Liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading
Commission. As of December 31, 2025, deposits with counterparty for Principal Investment Grade Corporate Active ETF and Principal Spectrum
Preferred and Income ETF were $161,720 and $28,203 respectively.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2025 (unaudited)
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may enter into futures contracts to hedge against changes in, or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically a Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the
Statements of Assets and Liabilities. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s cost basis in the contract. There is minimal counterparty credit risk to the
Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of the Principal Investment
Grade Corporate Active ETF. The notional values of the futures contracts will vary in accordance with changing duration of this Fund.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. In a normal course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve potential future claims against the Funds that have not yet occurred. Based on management’s experience, the risk of loss would be remote.
Operating Segments. An operating segment is defined in ASC Topic 280, Segment Reporting, as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Committees and working groups within Management under the direction of the President act as the Funds’ CODM. Each of the Funds represents a single operating segment. The CODM monitors the operating results of the Funds as a whole and the Funds’ strategic asset allocation to ensure compliance with the defined investment strategy executed by the Funds’ portfolio managers as a team.
The types of investments from which the Funds generate their returns are reflected on the Schedules of Investments. The financial information provided to and reviewed by the CODM is consistent with that presented in the Statements of Operations and Financial Highlights. The measures shown within these statements including net investment income (loss), total return, and ratio of expenses to average net assets are used by the CODM to assess the segments’ performance versus the Funds’ comparative benchmarks and investment objectives, and to make resource allocation decisions for the Funds’ single segment. Segment assets are reported on the Statements of Assets and Liabilities as total assets.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Securities Lending. As footnoted in the Schedules of Investments, certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The transactions are accounted for as secured borrowings and the remaining contractual maturity is overnight and continuous for all securities. The cash collateral received is usually invested in a SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the
Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Securities lending income, net of related fees, is shown on the Statements of Operations.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2025 (unaudited)
Senior Floating Rate Interests. The Fund may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below investment grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the Fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, Secured Overnight Financing Rate (“SOFR”), or a similar reference rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the Schedule of
Investments.
In connection with the senior floating rate interests, the Fund may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Fund is obligated to fund these commitments at the Borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the Statements of Assets and Liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the Statements of Operations, as applicable. As of period end, the unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of December 31, 2025, there were no unfunded loan commitments.
Underlying Funds. An underlying fund may experience relatively large redemptions or purchases as the investee fund periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs.
The Advisor is the advisor to Principal Funds, Inc., Principal Variable Contracts Funds, Inc. (affiliates of the Advisor) and other asset allocation programs. The Advisor is committed to minimizing the potential impact of underlying fund risk to the extent consistent with pursuing the investment objectives of the investee funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.
As of December 31, 2025, series of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. owned the following percentages, in aggregate, of the outstanding Shares of the Funds listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the NAV of the Funds’ Shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the
U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Fund
Total Percentage of
Outstanding Shares Owned
Principal Active High Yield ETF 9 .07%
Principal International Equity ETF 81 .54
Principal U.S. Mega-Cap ETF 60 .23
Principal U.S. Small-Cap ETF 39 .49
Principal Value ETF 11 .72
3. Operating Policies (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2025 (unaudited)
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include FNMA and Federal Home Loan
Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the
U.S. Government. FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where on the Statements of Assets and Liabilities and Statements of Operations
information about derivatives can be found:
The following table includes a summary of the monthly average outstanding notional by derivative instrument type (for the month ends that such instruments were held) for the period ended December 31, 2025:
4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 — Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain corporate bonds, senior floating rate
Asset Derivatives December 31, 2025
Liability Derivatives December 31, 2025
Derivatives not accounted for as
hedging instruments Statement of Assets and Liabilities Location
Fair Value Statement of Assets and Liabilities Location Fair Value
Principal Investment Grade Corporate Active ETF
Interest Rate Contracts
Receivables, Total distributable earnings
(accumulated loss)
$ 47,099
*
Payables, Total distributable earnings
(accumulated loss)
$ 44,094
*
*
Includes cumulative unrealized appreciation (depreciation) of exchange cleared swaps and/or futures contracts as shown in the Schedules of Investments. Only the portion of the unrealized appreciation (depreciation) not yet cash settled is shown in the Statements of Assets and Liabilities as variation margin.
Derivatives not accounted for as
hedging instruments
Location of Gain or (Loss) on
Derivatives Recognized in
Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in
Statement of Operations
Net Change in Unrealized
Appreciation (Depreciation) of
Derivatives Recognized in
Statement of Operations
Principal Investment Grade Corporate Active ETF
Interest Rate Contracts
Futures contracts
$ (147,563) $ 29,302
Contract Type Derivative Type
Average Notional
Principal Investment Grade Corporate Active ETF
Interest Rate Contracts
Futures — Long $ 8,265,220
Futures — Short $ 11,549,938
3. Operating Policies (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2025 (unaudited)
interests, OTC derivatives, exchange cleared derivatives, mortgage-backed securities and municipal bonds.
Level 3 — Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments).
Investments which are generally included in this category include certain corporate bonds and certain common stocks.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, to the extent available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices.
Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.
The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
During the period there were no significant purchases, sales, or transfers into or out of Level 3.
The following is a summary of the inputs used as of December 31, 2025, in valuing the Funds’ securities carried at fair value:
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Active High Yield ETF
Investment Companies
*
$ 24,154,645 $ — $ — $ 24,154,645
Bonds
*
— 428,678,874 — 428,678,874
Senior Floating Rate Interests
*
— 18,247,850 — 18,247,850
U.S. Government & Government Agency Obligations
*
— 2,958,433 — 2,958,433
Total Investments in Securities $ 24,154,645 $ 449,885,157 $ — $ 474,039,802
Principal Capital Appreciation Select ETF
Common Stocks
*
181,724,807 — — 181,724,807
Investment Companies
*
2,086,200 — — 2,086,200
Total Investments in Securities $ 183,811,007 $ — $ — $ 183,811,007
Principal Focused Blue Chip ETF
Common Stocks
*
197,731,820 — — 197,731,820
Investment Companies
*
471,491 — — 471,491
Total Investments in Securities $ 198,203,311 $ — $ — $ 198,203,311
Principal International Equity ETF
Common Stocks
*
1,170,711,155 — — 1,170,711,155
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2025 (unaudited)
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal International Equity ETF (continued)
Investment Companies
*
$ 16,692,309 $ — $ — $ 16,692,309
Total Investments in Securities $ 1,187,403,464 $ — $ — $ 1,187,403,464
Principal Investment Grade Corporate Active ETF
Investment Companies
*
2,628,305 — — 2,628,305
Bonds
*
— 147,539,902 — 147,539,902
Total Investments in Securities $ 2,628,305 $ 147,539,902 $ — $ 150,168,207
Derivative Assets
Interest Rate Contracts
Futures
**
47,099 — — 47,099
Derivative Liabilities
Interest Rate Contracts
Futures
**
(44,094) — — (44,094)
Principal Quality ETF
Common Stocks
*
35,033,531 — — 35,033,531
Investment Companies
*
38,871 — — 38,871
Total Investments in Securities $ 35,072,402 $ — $ — $ 35,072,402
Principal Real Estate Active Opportunities ETF
Common Stocks
*
21,353,603 — — 21,353,603
Investment Companies
*
59,785 — — 59,785
Total Investments in Securities $ 21,413,388 $ — $ — $ 21,413,388
Principal Spectrum Preferred and Income ETF
Investment Companies
*
237,416 — — 237,416
Preferred Stocks
*
8,586,436 — — 8,586,436
Bonds
*
— 56,950,733 — 56,950,733
Total Investments in Securities $ 8,823,852 $ 56,950,733 $ — $ 65,774,585
Principal Spectrum Preferred Securities Active ETF
Investment Companies
*
41,264,158 — — 41,264,158
Bonds
*
— 1,392,916,870 — 1,392,916,870
Total Investments in Securities $ 41,264,158 $ 1,392,916,870 $ — $ 1,434,181,028
Principal U.S. Mega-Cap ETF
Common Stocks
*
3,227,514,776 — — 3,227,514,776
Investment Companies
*
4,989,055 — — 4,989,055
Total Investments in Securities $ 3,232,503,831 $ — $ — $ 3,232,503,831
Principal U.S. Small-Cap ETF
Common Stocks
Basic Materials 63,046,871 — — 63,046,871
Communications 81,732,839 — — 81,732,839
Consumer, Cyclical 153,434,481 — — 153,434,481
Consumer, Non-cyclical 354,915,528 — — 354,915,528
Energy 71,398,314 — — 71,398,314
Financial 328,358,043 — — 328,358,043
Industrial 275,935,699 — — 275,935,699
Technology 160,852,362 — — 160,852,362
Utilities 42,109,032 — — 42,109,032
Investment Companies
*
34,554,715 — — 34,554,715
Total Investments in Securities $ 1,566,337,884 $ — $ — $ 1,566,337,884
Principal Value ETF
Common Stocks
*
124,283,752 — — 124,283,752
Investment Companies
*
95,297 — — 95,297
Total Investments in Securities $ 124,379,049 $ — $ — $ 124,379,049
*
For additional detail regarding sector and/or sub-industry classifications, please see the Schedules of Investments.
**
Exchange cleared swaps and/or futures are presented at the unrealized appreciation (depreciation) of the instrument.
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2025 (unaudited)
5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay management and investment advisory fees to the Advisor computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Advisor to the sub-advisor of the Funds, which is also an affiliate of the Advisor. The management fee schedule for the Funds is as follows:
The Advisor has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, tax reclaim recovery expenses, and other extraordinary expenses) for Principal U.S. Mega-Cap ETF. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limit is expressed as a percentage of average daily net assets attributable to each Fund on an annualized basis during the reporting period. The expenses borne by the Advisor are subject to reimbursement by the Fund through the fiscal year end, provided no reimbursement will be made if it would result in the Fund exceeding the total operating expense limit. Any amount outstanding at the end of the period is shown as an expense reimbursement from Advisor or expense reimbursement to Advisor on the Statements of Assets and Liabilities. The expense limit for Principal U.S. Mega-Cap ETF was 0.12% through the period ending October 31, 2025. Effective November 1, 2025, the expense limit expired. No other Funds had expense limitation agreements in place during the period.
Affiliated Ownership.  At December 31, 2025, Principal Financial Services, Inc. (an affiliate of the Advisor) owned Shares of the Funds as follows:
Affiliated Brokerage Commissions.  There were no Funds that paid brokerage commissions to any member of the Principal Financial Group during the period ended December 31, 2025.
6. Investment Transactions
For the period ended December 31, 2025, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and in-kind transactions) by the Funds were as follows:
Fund All Assets
Principal Active High Yield ETF 0.39%
Principal Capital Appreciation Select ETF 0.29
Principal Focused Blue Chip ETF 0.58
Principal International Equity ETF 0.48
Principal Investment Grade Corporate Active ETF 0.19
Principal Quality ETF 0.15
Principal Real Estate Active Opportunities ETF 0.60
Principal Spectrum Preferred and Income ETF 0.60
Principal Spectrum Preferred Securities Active ETF 0.55
Principal U.S. Mega-Cap ETF 0.12 *
Principal U.S. Small-Cap ETF 0.38
Principal Value ETF 0.15
*
Prior to November 1, 2025, the management fee was 0.15%.
Fund Shares
Principal Capital Appreciation Select ETF
398,248
Principal Real Estate Active Opportunities ETF
199,204
Principal Spectrum Preferred and Income ETF
2,067,332
Non-U.S. Government U.S. Government
Fund Purchases Sales Purchases Sales
Principal Active High Yield ETF $ 144,899,077 $ 93,408,130 $ — $ 13,005,753
Principal Capital Appreciation Select ETF 21,648,019 17,193,427 — —
Principal Focused Blue Chip ETF 47,903,952 47,330,552 — —
Principal International Equity ETF 439,764,438 169,660,541 — —
Principal Investment Grade Corporate Active ETF 43,691,237 42,135,714 — —
Principal Quality ETF 16,371,883 15,922,263 — —
Principal Real Estate Active Opportunities ETF 8,583,650 7,726,636 — —
Principal Spectrum Preferred and Income ETF 18,356,392 17,388,531 — —
Principal Spectrum Preferred Securities Active ETF 272,109,070 260,561,550 7,284,615 —
Principal U.S. Mega-Cap ETF 378,750,699 379,571,559 — —
Principal U.S. Small-Cap ETF 321,531,818 315,627,773 — —

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2025 (unaudited)
For the period ended December 31, 2025, in-kind transactions were as follows:
Unsettled in-kind purchases and sales at the end of the period are included in investment securities purchased and investment securities sold, respectively, on the Statements of Assets and Liabilities.
7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended December 31, 2025, and June 30,
2025 was as follows:
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of June 30, 2025, the components of distributable earnings (accumulated loss) on a federal income tax basis were:
Non-U.S. Government U.S. Government
Fund Purchases Sales Purchases Sales
Principal Value ETF $ 69,323,766 $ 69,763,185 $ — $ —
Fund Purchases Sales
Principal Active High Yield ETF $ 118,292,168 $ —
Principal Capital Appreciation Select ETF 152,277,704 —
Principal Focused Blue Chip ETF 67,144,419 7,517,631
Principal International Equity ETF 24,064,523 —
Principal Investment Grade Corporate Active ETF 41,414,231 —
Principal Quality ETF 16,439,979 37,972,274
Principal Real Estate Active Opportunities ETF 6,324,023 —
Principal Spectrum Preferred and Income ETF 6,719,477 —
Principal Spectrum Preferred Securities Active ETF 166,312,622 —
Principal U.S. Mega-Cap ETF 149,505,741 486,422,565
Principal U.S. Small-Cap ETF 721,247,803 17,191,442
Principal Value ETF 73,636,616 181,510,250
Ordinary Income Long-Term Capital Gain
*
Section 1250 Gain
**
Fund
Period ended
December 31,
2025
Period ended
June 30,
2025
Period ended
December 31,
2025
Period ended
June 30,
2025
Period ended
December 31,
2025
Period ended
June 30,
2025
Principal Active High Yield ETF $ 17,028,838 $ 19,176,083 $ — $ — $ — $ —
Principal Capital Appreciation Select ETF 195,644 — — — — —
Principal Focused Blue Chip ETF — 622,084 — 283,240 — —
Principal International Equity ETF 15,199,961 40,001 — — — —
Principal Investment Grade Corporate Active ETF 3,812,760 4,685,959 — — — —
Principal Quality ETF 203,726 379,406 — — — —
Principal Real Estate Active Opportunities ETF 373,747 288,248 — — — —
Principal Spectrum Preferred and Income ETF 1,876,862 1,910,572 — — — —
Principal Spectrum Preferred Securities Active ETF 38,954,993 49,134,939 — — — —
Principal U.S. Mega-Cap ETF 20,639,917 26,421,098 — — — —
Principal U.S. Small-Cap ETF 5,201,037 5,264,469 — — — —
Principal Value ETF 3,089,455 2,354,544 — — — —
*
The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a
15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
**
Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation/
(Depreciation)
Late Year
Ordinary and
Post October
Capital Loss
Deferrals
Capital Loss
Carryforward
Other
Temporary
Differences
*
Principal Active High Yield ETF $ 2,160,408 $ — $ 1,024,276 $ — $ (18,946,848) $ 11,964
6. Investment Transactions (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2025 (unaudited)
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Fund. As of June 30, 2025, the Funds had approximate net capital loss carryforwards as follows:
All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization
Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained.
For the year ended June 30, 2025, the Funds utilized capital loss carryforwards as follows:
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively.
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation/
(Depreciation)
Late Year
Ordinary and
Post October
Capital Loss
Deferrals
Capital Loss
Carryforward
Other
Temporary
Differences
*
Principal Capital Appreciation Select ETF $ 33,154 $ — $ 1,693,334 $ — $ (218,954) $ —
Principal Focused Blue Chip ETF — — 15,801,079 (30,487) — —
Principal International Equity ETF 11,683,603 — 54,742,685 — (5,672,510) —
Principal Investment Grade Corporate Active ETF 449,647 — 931,030 — (20,357,550) —
Principal Quality ETF 65,858 — 8,314,601 — (11,514,018) —
Principal Real Estate Active Opportunities ETF 102,309 — 779,655 — (68,776) —
Principal Spectrum Preferred and Income ETF 264,206 — 1,064,301 — (1,345,091) 33,598
Principal Spectrum Preferred Securities Active ETF 4,930,011 — 50,624,094 — (22,222,547) 1,740,314
Principal U.S. Mega-Cap ETF 7,619,476 — 583,602,390 — (144,561,865) —
Principal U.S. Small-Cap ETF 1,501,120 — 48,055,402 — (186,005,618) —
Principal Value ETF 1,570,825 — 2,298,680 — (40,713,852) —
*
Represents book-to-tax accounting differences.
Fund
No Expiration
Short-Term
No Expiration
Long-Term Total
Annual
Limitations
*
Principal Active High Yield ETF $ 8,805,694 $ 10,141,154 $ 18,946,848 $ 6,296,672
**
Principal Capital Appreciation Select ETF 218,954 — 218,954 —
Principal International Equity ETF 5,672,510 — 5,672,510 —
Principal Investment Grade Corporate Active ETF 7,123,780 13,233,770 20,357,550 473,238
Principal Quality ETF 9,663,668 1,850,350 11,514,018 —
Principal Real Estate Active Opportunities ETF 68,776 — 68,776 —
Principal Spectrum Preferred and Income ETF 361,173 983,918 1,345,091 —
Principal Spectrum Preferred Securities Active ETF 4,750,220 17,472,327 22,222,547 —
Principal U.S. Mega-Cap ETF 144,561,865 — 144,561,865 —
Principal U.S. Small-Cap ETF 155,217,407 30,788,211 186,005,618 27,170,662
Principal Value ETF 39,403,708 1,310,144 40,713,852 2,766,544
*
In accordance with IRC Sections 381-384, a portion of certain Funds’ losses have been subjected to an annual limitation.
**
Certain losses are subject to an annual limit of $1,874,152 and certain losses are subject to an additional limit of $6,296,672.
Fund
Short-Term
Utilized
Long-Term
Utilized
Principal Real Estate Active Opportunities ETF $ — $ 156,606
Principal Spectrum Preferred and Income ETF 43,563 —
Principal Spectrum Preferred Securities Active ETF 569,081 —
Principal U.S. Mega-Cap ETF 17,691,260 12,328,723
Principal U.S. Small-Cap ETF — 12,618,434
Principal Value ETF 131,040 1,468,058
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2025 (unaudited)
For the taxable year ended June 30, 2025, the Funds intend to defer late-year capital and ordinary losses as follows:
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income and net realized gains on investments or from tax return of capital depending on the type of book and tax differences that exist. For the period ended June 30, 2025, the Funds recorded reclassifications as follows:
Federal Income Tax Basis. As of June 30, 2025, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by each Fund were as follows:
8. Subsequent Events
Management has evaluated events or transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.
Fund Late Year Ordinary Loss Post October Capital Loss
Principal Focused Blue Chip ETF $ 7,846 $ 22,641
Fund
Total
Distributable Earnings
(Accumulated Loss) Paid In Capital
Principal Active High Yield ETF $ (780,477) $ 780,477
Principal Focused Blue Chip ETF (4,692,356) 4,692,356
Principal International Equity ETF (6,052,478) 6,052,478
Principal Investment Grade Corporate Active ETF (2,275) 2,275
Principal Quality ETF (831,994) 831,994
Principal Real Estate Active Opportunities ETF (86) 86
Principal Spectrum Preferred and Income ETF (87,825) 87,825
Principal Spectrum Preferred Securities Active ETF (337,917) 337,917
Principal U.S. Mega-Cap ETF (457,651,512) 457,651,512
Principal U.S. Small-Cap ETF (89,496,277) 89,496,277
Principal Value ETF (14,531,633) 14,531,633
Fund
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
Cost for Federal
Income Tax Purposes
Principal Active High Yield ETF $ 4,700,111 $ (3,675,835) $ 1,024,276 $ 327,591,755
Principal Capital Appreciation Select ETF 2,026,388 (333,054) 1,693,334 21,366,973
Principal Focused Blue Chip ETF 18,157,507 (2,356,428) 15,801,079 118,939,002
Principal International Equity ETF 81,367,118 (26,624,433) 54,742,685 717,807,047
Principal Investment Grade Corporate Active ETF 1,548,589 (617,559) 931,030 105,069,277
Principal Quality ETF 9,298,888 (984,287) 8,314,601 46,119,207
Principal Real Estate Active Opportunities ETF 1,315,248 (535,593) 779,655 14,408,584
Principal Spectrum Preferred and Income ETF 1,753,162 (688,862) 1,064,300 56,698,653
Principal Spectrum Preferred Securities Active ETF 55,431,505 (4,807,411) 50,624,094 1,169,908,565
Principal U.S. Mega-Cap ETF 633,754,064 (50,151,674) 583,602,390 2,676,180,426
Principal U.S. Small-Cap ETF 98,914,990 (50,859,588) 48,055,402 707,638,723
Principal Value ETF 13,702,142 (11,403,462) 2,298,680 221,539,672
7. Federal Tax Information (continued)

Schedule of Investments
Principal Active High Yield ETF
December 31, 2025 (unaudited)
See accompanying notes.
INVESTMENT COMPANIES - 5 .26 % Shares Held Value
Money Market Funds - 5 .26% - —
Principal Government Money Market Fund,
Class R-6 3.67%
(a),(b),(c)
24,122,235 $ 24,122,235
State Street Institutional U.S. Government
Money Market Fund, Premier Class 3.75%
(a)
32,410 32,410
TOTAL INVESTMENT COMPANIES a $ 24,154,645
BONDS - 93 .40%
Principal
Amount Value
Aerospace & Defense - 1 .40% — —
Bombardier, Inc.
7.50%, 02/01/2029
(d)
$ 1,727,000 $ 1,801,185
TransDigm, Inc.
6.75%, 01/31/2034
(d)
4,441,000 4,626,120
$ 6,427,305
Airlines - 1 .05%
American Airlines, Inc./AAdvantage Loyalty
IP Ltd.
5.75%, 04/20/2029
(d)
2,346,446 2,389,477
Grupo Aeromexico SAB de CV
8.63%, 11/15/2031
(d),(e)
2,271,000 2,318,533
United Airlines Pass-Through Trust , Class B
3.65%, 07/07/2027 127,678 127,640
$ 4,835,650
Banks - 2 .86%
Barclays PLC
(USD Swap Rate NY 5 Year + 3.69%),
7.63%, 03/15/2035
(e),(f),(g),(h)
2,310,000 2,464,706
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%),
8.00%, 03/15/2029
(f),(g)
3,888,000 4,148,383
UBS Group AG
(USD Swap Rate NY 5 Year + 3.08%),
7.00%, 02/10/2030
(d),(f),(g),(h)
6,364,000 6,503,384
$ 13,116,473
Building Materials - 2 .55%
AmeriTex HoldCo Intermediate LLC
7.63%, 08/15/2033
(d)
4,726,000 4,979,569
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(d)
6,676,000 6,706,856
$ 11,686,425
Chemicals - 3 .66%
Advancion Sciences, Inc.
9.25%, PIK 10.00%, 11/01/2026
(d),(i)
2,786,084 2,430,858
Consolidated Energy Finance SA
5.63%, 10/15/2028
(d),(e)
4,298,000 2,793,700
12.00%, 02/15/2031
(d),(e)
2,290,000 1,619,030
Inversion Escrow Issuer LLC
6.75%, 08/01/2032
(d)
516,000 514,007
Olympus Water U.S. Holding Corp.
6.25%, 10/01/2029
(d),(e)
7,185,000 6,991,598
Vibrantz Technologies, Inc.
9.00%, 02/15/2030
(d)
7,346,000 2,439,227
$ 16,788,420
Commercial Services - 4 .87%
Block, Inc.
6.00%, 08/15/2033
(d)
4,489,000 4,608,448
EquipmentShare.com, Inc.
8.00%, 03/15/2033
(d),(e)
5,645,000 5,921,543
8.63%, 05/15/2032
(d)
112,000 118,302
Garda World Security Corp.
6.00%, 06/01/2029
(d)
3,204,000 3,142,137
8.38%, 11/15/2032
(d)
3,913,000 3,985,833
Veritiv Operating Co.
10.50%, 11/30/2030
(d)
4,254,000 4,573,956
$ 22,350,219
Computers - 2 .29%
McAfee Corp.
7.38%, 02/15/2030
(d)
7,227,000 6,302,504
NCR Atleos Corp.
9.50%, 04/01/2029
(d)
3,869,000 4,199,320
$ 10,501,824
BONDS (continued)
Principal
Amount Value
Diversified Financial Services - 8 .95%
Credit Acceptance Corp.
9.25%, 12/15/2028
(d)
$ 6,174,000 $ 6,452,810
Freedom Mortgage Holdings LLC
7.88%, 04/01/2033
(d)
965,000 999,318
9.13%, 05/15/2031
(d)
6,615,000 7,104,887
Global Aircraft Leasing Co. Ltd.
8.75%, 09/01/2027
(d)
6,665,000 6,911,932
Jane Street Group/JSG Finance, Inc.
6.75%, 05/01/2033
(d)
5,670,000 5,918,325
OneMain Finance Corp.
3.50%, 01/15/2027 477,000 472,344
4.00%, 09/15/2030 6,115,000 5,731,957
6.63%, 01/15/2028 938,000 963,151
Rfna LP
7.88%, 02/15/2030
(d)
1,566,000 1,592,698
TrueNoord Capital DAC
8.75%, 03/01/2030
(d)
4,674,000 4,936,838
$ 41,084,260
Electric - 6 .90%
California Buyer Ltd./Atlantica Sustainable
Infrastructure PLC
6.38%, 02/15/2032
(d)
6,866,000 6,877,322
GenOn Energy, Inc.
0.00%, 10/15/2020
(j),(k),(l)
3,100,000 —
Lightning Power LLC
7.25%, 08/15/2032
(d)
6,336,000 6,737,392
NRG Energy, Inc.
5.75%, 01/15/2034
(d)
3,401,000 3,435,588
6.00%, 01/15/2036
(d)
3,401,000 3,446,041
Vistra Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%),
7.00%, 12/15/2026
(d),(f),(g)
2,767,000 2,815,322
Vistra Operations Co. LLC
4.38%, 05/01/2029
(d)
3,921,000 3,871,770
VoltaGrid LLC
7.38%, 11/01/2030
(d)
4,539,000 4,496,995
$ 31,680,430
Entertainment - 3 .66%
Caesars Entertainment, Inc.
6.50%, 02/15/2032
(d)
5,641,000 5,778,777
Cinemark USA, Inc.
5.25%, 07/15/2028
(d)
4,811,000 4,810,469
7.00%, 08/01/2032
(d)
1,909,000 1,980,973
Warnermedia Holdings, Inc.
5.05%, 03/15/2042 2,735,000 1,924,756
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp.
6.25%, 03/15/2033
(d)
2,265,000 2,315,908
$ 16,810,883
Food - 3 .01%
B&G Foods, Inc.
8.00%, 09/15/2028
(d)
4,735,000 4,658,624
Chobani LLC/Chobani Finance Corp., Inc.
7.63%, 07/01/2029
(d)
5,623,000 5,865,475
Fiesta Purchaser, Inc.
7.88%, 03/01/2031
(d)
1,858,000 1,937,712
9.63%, 09/15/2032
(d),(e)
1,290,000 1,351,940
$ 13,813,751
Forest Products & Paper - 0 .44%
Mercer International, Inc.
5.13%, 02/01/2029
(e)
1,454,000 927,323
12.88%, 10/01/2028
(d),(e)
1,439,000 1,115,539
$ 2,042,862
Healthcare - Services - 3 .69%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029
(d)
6,007,000 5,783,756
Concentra Health Services, Inc.
6.88%, 07/15/2032
(d)
4,935,000 5,161,043

Schedule of Investments
Principal Active High Yield ETF
December 31, 2025 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Healthcare - Services (continued)
Global Medical Response, Inc.
7.38%, 10/01/2032
(d)
$ 2,075,000 $ 2,156,701
LifePoint Health, Inc.
8.38%, 02/15/2032
(d)
3,540,000 3,842,542
$ 16,944,042
Home Builders - 1 .78%
Adams Homes, Inc.
9.25%, 10/15/2028
(d)
4,324,000 4,522,528
K Hovnanian Enterprises, Inc.
8.38%, 10/01/2033
(d)
3,586,000 3,644,414
$ 8,166,942
Household Products & Wares - 0 .30%
Kronos Acquisition Holdings, Inc.
8.25%, 06/30/2031
(d),(e)
967,000 635,803
10.75%, 06/30/2032
(d),(e)
1,655,000 744,750
$ 1,380,553
Investment Companies - 2 .24%
HA Sustainable Infrastructure Capital, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.30%),
8.00%, 06/01/2056
(g)
2,605,000 2,722,381
Icahn Enterprises LP/Icahn Enterprises
Finance Corp.
4.38%, 02/01/2029 7,773,000 6,706,473
10.00%, 11/15/2029
(d)
841,000 840,407
$ 10,269,261
Lodging - 0 .63%
Wynn Macau Ltd.
5.63%, 08/26/2028
(d)
2,903,000 2,901,695
Machinery - Diversified - 1 .22%
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(d)
5,258,000 5,593,198
Media - 4 .69%
AMC Networks, Inc.
10.25%, 01/15/2029
(d)
1,292,000 1,354,807
Directv Financing LLC
8.88%, 02/01/2030
(d)
953,000 965,809
Directv Financing LLC/Directv Financing
Co-Obligor, Inc.
5.88%, 08/15/2027
(d)
1,537,000 1,546,022
10.00%, 02/15/2031
(d)
3,032,000 3,098,861
Discovery Communications LLC
4.13%, 05/15/2029 2,458,000 2,375,387
DISH Network Corp.
11.75%, 11/15/2027
(d)
4,086,000 4,252,627
iHeartCommunications, Inc.
4.75%, 01/15/2028
(d)
1,230,000 1,125,450
7.75%, 08/15/2030
(d)
1,320,827 1,155,724
Sinclair Television Group, Inc.
8.13%, 02/15/2033
(d)
5,401,000 5,640,966
$ 21,515,653
Metal Fabricate & Hardware - 1 .09%
TMS International Corp.
6.25%, 04/15/2029
(d)
5,168,000 4,994,261
Mining - 2 .92%
First Quantum Minerals Ltd.
8.00%, 03/01/2033
(d)
5,948,000 6,352,149
Taseko Mines Ltd.
8.25%, 05/01/2030
(d)
6,654,000 7,068,105
$ 13,420,254
Oil & Gas - 4 .74%
Aethon United BR LP/Aethon United Finance
Corp.
7.50%, 10/01/2029
(d)
6,643,000 6,959,711
Matador Resources Co.
6.25%, 04/15/2033
(d)
9,024,000 9,036,002
Sunoco LP
5.88%, 03/15/2034
(d)
5,776,000 5,775,489
$ 21,771,202
BONDS (continued)
Principal
Amount Value
Packaging & Containers - 2 .88%
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/2032
(d)
$ 2,516,000 $ 2,587,139
8.75%, 04/15/2030
(d)
1,909,000 1,940,840
LABL, Inc.
5.88%, 11/01/2028
(d),(e)
1,799,000 1,127,313
8.63%, 10/01/2031
(d)
1,344,000 714,817
9.50%, 11/01/2028
(d)
1,346,000 849,287
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2030
(d)
1,996,000 1,980,252
9.25%, 04/15/2030
(d)
4,167,000 4,000,320
$ 13,199,968
Pharmaceuticals - 3 .42%
1261229 BC Ltd.
10.00%, 04/15/2032
(d)
2,995,000 3,114,851
Endo Finance Holdings, Inc.
8.50%, 04/15/2031
(d),(e)
5,264,000 5,563,737
Jazz Securities DAC
4.38%, 01/15/2029
(d)
7,094,000 6,996,896
$ 15,675,484
Pipelines - 3 .81%
Energy Transfer LP
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%),
6.50%, 02/15/2056
(g)
9,229,000 9,198,463
Venture Global LNG, Inc.
8.38%, 06/01/2031
(d)
440,000 437,547
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.44%),
9.00%, 09/30/2029
(d),(f),(g)
2,287,000 1,806,114
9.50%, 02/01/2029
(d)
5,830,000 6,042,661
$ 17,484,785
REITs - 3 .89%
Arbor Realty SR, Inc.
7.88%, 07/15/2030
(d)
6,135,000 5,861,902
8.50%, 12/15/2028
(d)
557,000 554,774
EF Holdco/EF Cayman Holdings/Ellington
Financial REIT Cayman/TRS/EF Cayman
Non-MTM
7.38%, 09/30/2030
(d)
6,067,000 6,114,438
Uniti Group LP/Uniti Fiber Holdings, Inc./
CSL Capital LLC
6.00%, 01/15/2030
(d)
5,745,000 5,343,066
$ 17,874,180
Retail - 6 .06%
Bath & Body Works, Inc.
6.63%, 10/01/2030
(d)
607,000 620,595
6.75%, 07/01/2036 2,342,000 2,324,698
6.95%, 03/01/2033 1,308,000 1,298,694
Carvana Co.
9.00%, 06/01/2030
(d)
6,374,000 6,680,813
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.
4.63%, 01/15/2029
(d)
2,777,000 2,697,114
6.75%, 01/15/2030
(d),(e)
1,446,000 1,374,821
Park River Holdings, Inc.
8.00%, 03/15/2031
(d)
3,406,000 3,511,569
8.75%, 12/31/2030
(d),(e)
1,602,163 1,576,128
Specialty Building Products Holdings LLC/
SBP Finance Corp.
7.75%, 10/15/2029
(d)
3,283,000 3,203,157
Victra Holdings LLC/Victra Finance Corp.
8.75%, 09/15/2029
(d),(e)
4,270,000 4,504,884
$ 27,792,473
Semiconductors - 1 .43%
Kioxia Holdings Corp.
6.25%, 07/24/2030
(d)
868,000 893,030
6.63%, 07/24/2033
(d)
5,450,000 5,667,322
$ 6,560,352

Schedule of Investments
Principal Active High Yield ETF
December 31, 2025 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Telecommunications - 5 .66%
Altice France SA
9.50%, 11/01/2029
(d)
$ 4,361,530 $ 4,486,096
Digicel International Finance Ltd./Difl U.S.
LLC
8.63%, 08/01/2032
(d)
5,597,000 5,806,592
EchoStar Corp.
10.75%, 11/30/2029 4,226,962 4,674,180
Level 3 Financing, Inc.
8.50%, 01/15/2036
(d)
2,610,000 2,672,595
Uniti Group LP/Uniti Group Finance 2019,
Inc./CSL Capital LLC
8.63%, 06/15/2032
(d),(e)
1,107,000 1,090,440
Viasat, Inc.
7.50%, 05/30/2031
(d),(e)
6,869,000 6,531,018
Windstream Services LLC
7.50%, 10/15/2033
(d)
483,000 495,127
Zayo Group Holdings, Inc.
9.25%, 03/09/2030
(d)
231,771 220,182
$ 25,976,230
Transportation - 1 .31%
Navios Maritime Partners LP
7.75%, 11/07/2030
(d)
1,600,000 1,593,920
Watco Cos. LLC/Watco Finance Corp.
7.13%, 08/01/2032
(d)
4,226,000 4,425,919
$ 6,019,839
TOTAL BONDS a $ 428,678,874
SENIOR FLOATING RATE INTERESTS
- 3 .98%
Principal
Amount Value
Airlines - 0 .42% – —
American Airlines, Inc., 2025 Term Loan
(CME Term Secured Overnight Financing
Rate 3 Month + 2.25%),
6.13%, 04/20/2028 $ 1,907,104 $ 1,910,442
Commercial Services - 0 .06%
Veritiv Corp., Term Loan B
(CME Term Secured Overnight Financing
Rate 3 Month + 4.00%),
7.67%, 12/02/2030 301,942 301,598
Food - 0 .59%
Fiesta Purchaser, Inc., 2025 Repriced Term
Loan
(CME Term Secured Overnight Financing
Rate 1 Month + 2.75%),
6.47%, 02/12/2031 2,713,864 2,710,173
Forest Products & Paper - 0 .09%
Spectrum Group Buyer, Inc., 2022 Term Loan
B
(CME Term Secured Overnight Financing
Rate 3 Month + 6.50%),
10.34%, 05/19/2028 444,102 417,456
Healthcare - Services - 0 .55%
LifePoint Health, Inc., 2024 1st Lien Term
Loan B
(CME Term Secured Overnight Financing
Rate 3 Month + 3.75%),
7.65%, 05/19/2031 2,510,677 2,517,607
Household Products & Wares - 0 .15%
Kronos Acquisition Holdings, Inc., 2024 Term
Loan
(CME Term Secured Overnight Financing
Rate 3 Month + 4.00%),
7.67%, 07/08/2031 1,051,688 679,127
Insurance - 1 .35%
Asurion LLC, 2021 2nd Lien Term Loan B4
(CME Term Secured Overnight Financing
Rate 1 Month + 5.25%),
9.08%, 01/20/2029 6,344,727 6,217,833
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount Value
Media - 0 .27%
iHeartCommunications, Inc., 2024 Term Loan
(CME Term Secured Overnight Financing
Rate 1 Month + 5.78%),
9.61%, 05/01/2029 $ 1,351,350 $ 1,233,350
Pharmaceuticals - 0 .21%
Endo Luxembourg Finance Co. I SARL, 2024
1st Lien Term Loan
(CME Term Secured Overnight Financing
Rate 1 Month + 3.75%),
7.47%, 04/23/2031 952,938 944,599
Telecommunications - 0 .29%
Zayo Group Holdings, Inc., 2025 USD Term
Loan
(CME Term Secured Overnight Financing
Rate 1 Month + 3.00%),
6.83%, 03/11/2030 1,390,252 1,315,665
TOTAL SENIOR FLOATING RATE
INTERESTS a $ 18,247,850
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 0 .64%
Principal
Amount Value
U.S. Treasury Notes - 0 .64% – –
3.88%, 04/30/2030 $ 2,935,500 $ 2,958,433
TOTAL U.S. GOVERNMENT &
GOVERNMENT AGENCY OBLIGATIONS a $ 2,958,433
Total Investments
103.28%
$ 474,039,802
Other Assets and Liabilities - (3.28%) (15,056,480)
TOTAL NET ASSETS - 100.00% $ 458,983,322
(a)
1-day yield shown as of period end.
(b)
Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c)
Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $24,122,235 or 5.26% of net assets.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $382,618,338 or 83.36% of net assets.
(e)
Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $23,560,085 or 5.13% of net assets.
(f)
Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(g)
Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(h)
Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $8,968,090 or 1.95% of net assets.
(i)
Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(j)
Security is defaulted.
(k)
Non-income producing security.
(l)
The value of these investments was determined using significant unobservable inputs, in good faith by the Advisor, under procedures established and periodically reviewed by the Board of Trustees.

Schedule of Investments
Principal Active High Yield ETF
December 31, 2025 (unaudited)
See accompanying notes.
Affiliated Securities
June 30, 2025
Value
Purchases
Cost
Sales
Proceeds
December 31, 2025
Value
Principal Government Money Market Fund, Class R-6 3.67% $ 14,446,840 $ 86,893,623 $ 77,218,228 $ 24,122,235
$ 14,446,840 $ 86,893,623 $ 77,218,228 $ 24,122,235
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Government Money Market Fund, Class R-6 3.67% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Capital Appreciation Select ETF
December 31, 2025 (unaudited)
See accompanying notes.
COMMON STOCKS - 98 .87 % Shares Held Value
Aerospace & Defense - 0 .77% - —
Boeing Co.
(a)
6,550 $ 1,422,136
Auto Manufacturers - 1 .96%
Tesla, Inc.
(a)
8,002 3,598,659
Banks - 3 .22%
JPMorgan Chase & Co. 18,348 5,912,093
Building Materials - 1 .99%
CRH PLC 22,675 2,829,840
Modine Manufacturing Co.
(a)
6,252 834,704
$ 3,664,544
Chemicals - 1 .45%
Linde PLC 6,229 2,655,983
Computers - 7 .65%
Apple, Inc. 40,855 11,106,840
Western Digital Corp. 17,135 2,951,847
$ 14,058,687
Cosmetics & Personal Care - 0 .73%
Procter & Gamble Co. 9,333 1,337,512
Diversified Financial Services - 8 .20%
American Express Co. 7,741 2,863,783
Ameriprise Financial, Inc. 4,370 2,142,786
Nasdaq, Inc. 44,152 4,288,484
Visa, Inc., Class A 16,464 5,774,089
$ 15,069,142
Electric - 1 .74%
Constellation Energy Corp. 5,250 1,854,667
NRG Energy, Inc. 8,404 1,338,253
$ 3,192,920
Electrical Components & Equipment
- 0 .96%
Eaton Corp. PLC 5,517 1,757,220
Environmental Control - 2 .16%
Republic Services, Inc. 18,777 3,979,410
Healthcare - Products - 2 .74%
Thermo Fisher Scientific, Inc. 8,696 5,038,897
Healthcare - Services - 0 .97%
HCA Healthcare, Inc. 3,801 1,774,535
Insurance - 2 .33%
Berkshire Hathaway, Inc., Class B
(a)
5,580 2,804,787
Progressive Corp. 6,511 1,482,685
$ 4,287,472
Internet - 14 .48%
Alphabet, Inc., Class A 31,017 9,708,321
Amazon.com, Inc.
(a)
29,544 6,819,346
Meta Platforms, Inc., Class A 5,954 3,930,176
Palo Alto Networks, Inc.
(a)
21,745 4,005,429
Reddit, Inc., Class A
(a)
9,365 2,152,732
$ 26,616,004
Investment Companies - 0 .08%
Riot Platforms, Inc.
(a)
12,049 152,661
Machinery - Construction & Mining
- 1 .56%
BWX Technologies, Inc. 4,686 809,928
GE Vernova, Inc. 3,146 2,056,131
$ 2,866,059
Miscellaneous Manufacturers - 1 .64%
Parker-Hannifin Corp. 3,421 3,006,922
Oil & Gas - 3 .92%
Exxon Mobil Corp. 31,380 3,776,269
Marathon Petroleum Corp. 21,136 3,437,348
$ 7,213,617
Pharmaceuticals - 7 .67%
AbbVie, Inc. 11,196 2,558,174
Eli Lilly & Co. 3,714 3,991,361
McKesson Corp. 5,909 4,847,094
Novartis AG, ADR 19,593 2,701,287
$ 14,097,916
REITs - 0 .50%
Ventas, Inc. 11,970 926,239
Retail - 7 .91%
Casey's General Stores, Inc. 8,387 4,635,579
Costco Wholesale Corp. 2,486 2,143,777
COMMON STOCKS (continued) Shares Held Value
Retail (continued)
Dick's Sporting Goods, Inc. 8,104 $ 1,604,349
O'Reilly Automotive, Inc.
(a)
19,240 1,754,880
TJX Cos., Inc. 28,614 4,395,397
$ 14,533,982
Semiconductors - 13 .89%
Broadcom, Inc. 18,378 6,360,626
Lam Research Corp. 34,465 5,899,719
NVIDIA Corp. 71,159 13,271,153
$ 25,531,498
Software - 7 .84%
Broadridge Financial Solutions, Inc. 8,037 1,793,617
Fair Isaac Corp.
(a)
966 1,633,139
Microsoft Corp. 21,797 10,541,465
ServiceNow, Inc.
(a)
2,947 451,451
$ 14,419,672
Telecommunications - 2 .51%
Motorola Solutions, Inc. 6,263 2,400,733
T-Mobile U.S., Inc. 10,886 2,210,294
$ 4,611,027
TOTAL COMMON STOCKS a $ 181,724,807
INVESTMENT COMPANIES - 1 .13 % Shares Held Value
Money Market Funds - 1 .13% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 3.75%
(b)
2,086,200 $ 2,086,200
TOTAL INVESTMENT COMPANIES a $ 2,086,200
Total Investments
100.00%
$ 183,811,007
Other Assets and Liabilities - (0.00%) (206)
TOTAL NET ASSETS - 100.00% $ 183,810,801
(a)
Non-income producing security.
(b)
1-day yield shown as of period end.

Schedule of Investments
Principal Focused Blue Chip ETF
December 31, 2025 (unaudited)
See accompanying notes.
COMMON STOCKS - 99 .89 % Shares Held Value
Aerospace & Defense - 4 .78% - —
TransDigm Group, Inc. 7,112 $ 9,457,893
Distribution & Wholesale - 1 .11%
Copart, Inc.
(a)
56,163 2,198,781
Diversified Financial Services - 9 .39%
Mastercard, Inc., Class A 16,383 9,352,727
Visa, Inc., Class A 26,335 9,235,948
$ 18,588,675
Healthcare - Products - 3 .54%
Danaher Corp. 30,618 7,009,073
Internet - 28 .38%
Airbnb, Inc., Class A
(a)
35,037 4,755,222
Alphabet, Inc., Class C 30,389 9,536,068
Amazon.com, Inc.
(a)
126,975 29,308,369
Meta Platforms, Inc., Class A 10,295 6,795,627
Netflix, Inc.
(a)
61,712 5,786,117
$ 56,181,403
Lodging - 2 .55%
Hilton Worldwide Holdings, Inc. 17,574 5,048,131
Pharmaceuticals - 1 .75%
Zoetis, Inc. 27,582 3,470,367
Private Equity - 12 .15%
Brookfield Corp. 433,832 19,908,550
KKR & Co., Inc. 32,491 4,141,953
$ 24,050,503
Real Estate - 1 .79%
CoStar Group, Inc.
(a)
52,586 3,535,883
Retail - 1 .76%
O'Reilly Automotive, Inc.
(a)
38,247 3,488,509
Semiconductors - 11 .60%
Broadcom, Inc. 23,136 8,007,370
NVIDIA Corp. 80,190 14,955,435
$ 22,962,805
Software - 21 .09%
Cadence Design Systems, Inc.
(a)
27,947 8,735,673
Microsoft Corp. 60,934 29,468,901
Roper Technologies, Inc. 7,942 3,535,223
$ 41,739,797
TOTAL COMMON STOCKS a $ 197,731,820
INVESTMENT COMPANIES - 0 .24 % Shares Held Value
Money Market Funds - 0 .24% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 3.75%
(b)
471,491 $ 471,491
TOTAL INVESTMENT COMPANIES a $ 471,491
Total Investments
100.13%
$ 198,203,311
Other Assets and Liabilities - (0.13%) (255,449)
TOTAL NET ASSETS - 100.00% $ 197,947,862
(a)
Non-income producing security.
(b)
1-day yield shown as of period end.
Affiliated Securities
June 30, 2025
Value
Purchases
Cost
Sales
Proceeds
December 31, 2025
Value
Principal Government Money Market Fund, Class R-6 3.67% $ — $ 5,233,640 $ 5,233,640 $ —
$ — $ 5,233,640 $ 5,233,640 $ —
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Government Money Market Fund, Class R-6 3.67% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal International Equity ETF
December 31, 2025 (unaudited)
See accompanying notes.
COMMON STOCKS - 99 .14 % Shares Held Value
Aerospace & Defense - 6 .26% - —
Airbus SE 175,972 $ 41,029,575
BAE Systems PLC 1,422,795 32,872,073
$ 73,901,648
Apparel - 2 .87%
PRADA SpA 3,069,900 17,750,331
Samsonite Group SA
(a)
6,312,300 16,140,256
$ 33,890,587
Banks - 12 .45%
AIB Group PLC 5,337,503 57,708,228
Erste Group Bank AG 411,832 49,802,052
National Bank of Greece SA 2,583,729 39,473,178
$ 146,983,458
Building Materials - 2 .77%
CRH PLC 260,918 32,722,591
Cosmetics & Personal Care - 4 .38%
Haleon PLC 10,227,387 51,669,971
Distribution & Wholesale - 2 .83%
Rexel SA 847,223 33,444,101
Electronics - 2 .18%
Hoya Corp. 170,400 25,765,603
Engineering & Construction - 0 .99%
Obayashi Corp. 493,300 10,294,929
Technip Energies NV 35,223 1,344,480
$ 11,639,409
Entertainment - 2 .33%
Entain PLC 2,664,626 27,534,616
Healthcare - Products - 3 .08%
Smith & Nephew PLC 2,175,598 36,320,232
Healthcare - Services - 1 .90%
ICON PLC
(b)
123,321 22,471,553
Insurance - 9 .79%
AIA Group Ltd. 3,365,200 34,548,355
Hannover Rueck SE 128,016 40,048,300
Sompo Holdings, Inc. 1,204,500 41,031,741
$ 115,628,396
Internet - 7 .28%
Spotify Technology SA
(b)
28,869 16,764,517
Tencent Holdings Ltd. 413,973 31,861,671
Tencent Holdings Ltd., ADR 125,929 9,639,865
Trip.com Group Ltd. 367,100 26,131,471
Wix.com Ltd.
(b)
15,332 1,592,842
$ 85,990,366
Machinery - Construction & Mining
- 0 .86%
Weir Group PLC 265,746 10,194,726
Mining - 3 .12%
Teck Resources Ltd., Class B 769,455 36,837,192
Oil & Gas - 4 .95%
ARC Resources Ltd.
(c)
618,774 11,608,634
Suncor Energy, Inc. 1,054,992 46,825,334
$ 58,433,968
Pharmaceuticals - 3 .90%
AstraZeneca PLC 247,967 46,092,695
Pipelines - 0 .70%
Gaztransport Et Technigaz SA 45,114 8,302,614
Retail - 5 .08%
Dollarama, Inc. 168,649 25,206,117
Yum China Holdings, Inc. 735,550 34,836,719
$ 60,042,836
Semiconductors - 14 .33%
ASML Holding NV 47,453 51,383,498
Samsung Electronics Co. Ltd. 813,706 67,726,458
Taiwan Semiconductor Manufacturing Co.
Ltd., ADR 165,044 50,155,221
$ 169,265,177
Software - 1 .17%
Nemetschek SE 108,587 11,842,342
Nice Ltd., ADR
(b)
16,889 1,909,132
$ 13,751,474
Telecommunications - 3 .62%
Deutsche Telekom AG 1,313,953 42,711,398
COMMON STOCKS (continued) Shares Held Value
Toys,Games & Hobbies - 2 .30%
Nintendo Co. Ltd. 400,900 $ 27,116,544
TOTAL COMMON STOCKS a $ 1,170,711,155
INVESTMENT COMPANIES - 1 .41 % Shares Held Value
Money Market Funds - 1 .41% - —
Principal Government Money Market Fund,
Class R-6 3.67%
(d),(e),(f)
7,653,837 $ 7,653,837
State Street Institutional U.S. Government
Money Market Fund, Premier Class 3.75%
(d)
9,038,472 9,038,472
TOTAL INVESTMENT COMPANIES a $ 16,692,309
Total Investments
100.55%
$ 1,187,403,464
Other Assets and Liabilities - (0.55%) (6,458,354)
TOTAL NET ASSETS - 100.00% $ 1,180,945,110
(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $16,140,256 or 1.37% of net assets.
(b)
Non-income producing security.
(c)
Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $7,200,181 or 0.61% of net assets.
(d)
1-day yield shown as of period end.
(e)
Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(f)
Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $7,653,837 or 0.65% of net assets.

Schedule of Investments
Principal International Equity ETF
December 31, 2025 (unaudited)
See accompanying notes.
Affiliated Securities
June 30, 2025
Value
Purchases
Cost
Sales
Proceeds
December 31, 2025
Value
Principal Government Money Market Fund, Class R-6 3.67% $ — $ 51,803,408 $ 44,149,571 $ 7,653,837
$ — $ 51,803,408 $ 44,149,571 $ 7,653,837
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Government Money Market Fund, Class R-6 3.67% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
December 31, 2025 (unaudited)
See accompanying notes.
INVESTMENT COMPANIES - 1 .75 % Shares Held Value
Money Market Funds - 1 .75% - —
Principal Government Money Market Fund,
Class R-6 3.67%
(a),(b),(c)
2,452,015 $ 2,452,015
State Street Institutional U.S. Government
Money Market Fund, Premier Class 3.75%
(a)
176,290 176,290
TOTAL INVESTMENT COMPANIES a $ 2,628,305
BONDS - 98 .40%
Principal
Amount Value
Aerospace & Defense - 3 .46% — —
Boeing Co.
5.15%, 05/01/2030 $ 338,000 $ 347,298
5.81%, 05/01/2050 1,910,000 1,878,665
7.01%, 05/01/2064 346,000 393,143
Northrop Grumman Corp.
4.95%, 03/15/2053 278,000 250,533
5.25%, 07/15/2035 447,000 462,752
RTX Corp.
3.03%, 03/15/2052
(d)
977,000 637,161
5.38%, 02/27/2053 222,000 213,347
6.10%, 03/15/2034 736,000 805,254
6.40%, 03/15/2054 182,000 200,284
$ 5,188,437
Agriculture - 2 .46%
BAT Capital Corp.
4.54%, 08/15/2047 715,000 593,112
4.63%, 03/22/2033 720,000 715,892
4.76%, 09/06/2049 991,000 837,305
5.83%, 02/20/2031 407,000 431,797
JBS USA LUX SARL/JBS USA Food Co./JBS
USA Foods Group
5.95%, 04/20/2035
(e)
581,000 610,915
Philip Morris International, Inc.
4.63%, 10/29/2035 514,000 502,837
$ 3,691,858
Airlines - 2 .92%
AS Mileage Plan IP Ltd.
5.02%, 10/20/2029
(e)
1,035,000 1,042,184
5.31%, 10/20/2031
(e)
550,000 554,958
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/2028
(e)
1,940,698 1,952,484
United Airlines Pass-Through Trust , Class A
5.88%, 08/15/2038 812,210 832,006
$ 4,381,632
Apparel - 0 .17%
Gildan Activewear, Inc.
4.70%, 10/07/2030
(e)
259,000 257,729
Auto Manufacturers - 2 .39%
Ford Motor Credit Co. LLC
5.80%, 03/08/2029 720,000 735,656
6.05%, 03/05/2031 322,000 331,099
6.13%, 03/08/2034 411,000 417,684
Hyundai Capital America
4.50%, 09/18/2030
(e)
616,000 616,056
5.30%, 06/24/2029
(e)
410,000 422,055
6.50%, 01/16/2029
(e)
1,004,000 1,062,869
$ 3,585,419
Banks - 29 .01%
AIB Group PLC
(180 Day Average Secured Overnight
Financing Rate + 1.65%),
5.32%, 05/15/2031
(e),(f)
720,000 743,001
(180 Day Average Secured Overnight
Financing Rate + 1.91%),
5.87%, 03/28/2035
(e),(f)
839,000 885,441
Bank of America Corp.
(180 Day Average Secured Overnight
Financing Rate + 1.32%),
2.69%, 04/22/2032
(f)
3,637,000 3,337,508
BONDS (continued)
Principal
Amount Value
Banks (continued)
Barclays PLC
(180 Day Average Secured Overnight
Financing Rate + 1.91%),
5.34%, 09/10/2035
(f)
$ 610,000 $ 619,876
CaixaBank SA
(180 Day Average Secured Overnight
Financing Rate + 1.79%),
5.58%, 07/03/2036
(e),(f)
596,000 612,360
Citigroup, Inc.
(180 Day Average Secured Overnight
Financing Rate + 1.94%),
3.79%, 03/17/2033
(f)
1,572,000 1,498,868
(180 Day Average Secured Overnight
Financing Rate + 1.49%),
5.17%, 09/11/2036
(f)
321,000 324,001
Cooperatieve Rabobank UA
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.92%),
4.99%, 05/27/2031
(e),(f)
338,000 345,782
Danske Bank AS
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%),
4.61%, 10/02/2030
(e),(f)
450,000 453,746
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.93%),
5.02%, 03/04/2031
(e),(f)
665,000 679,131
Deutsche Bank AG
(180 Day Average Secured Overnight
Financing Rate + 1.30%),
4.95%, 08/04/2031
(f)
1,360,000 1,373,749
(180 Day Average Secured Overnight
Financing Rate + 1.72%),
5.30%, 05/09/2031
(f)
457,000 468,227
(180 Day Average Secured Overnight
Financing Rate + 1.59%),
5.71%, 02/08/2028
(f)
581,000 590,118
Goldman Sachs Group, Inc.
(180 Day Average Secured Overnight
Financing Rate + 1.33%),
4.94%, 10/21/2036
(f)
715,000 709,796
(180 Day Average Secured Overnight
Financing Rate + 1.42%),
5.02%, 10/23/2035
(f)
1,019,000 1,024,455
(180 Day Average Secured Overnight
Financing Rate + 1.58%),
5.22%, 04/23/2031
(f)
968,000 999,796
(180 Day Average Secured Overnight
Financing Rate + 1.38%),
5.54%, 01/28/2036
(f)
685,000 710,945
(180 Day Average Secured Overnight
Financing Rate + 1.58%),
5.56%, 11/19/2045
(f)
456,000 456,145
(180 Day Average Secured Overnight
Financing Rate + 1.70%),
5.73%, 01/28/2056
(f)
472,000 477,048
HSBC Holdings PLC
(180 Day Average Secured Overnight
Financing Rate + 1.43%),
5.13%, 11/06/2036
(f)
624,000 625,706
(180 Day Average Secured Overnight
Financing Rate + 1.57%),
5.24%, 05/13/2031
(f)
386,000 397,687
(180 Day Average Secured Overnight
Financing Rate + 1.06%),
5.60%, 05/17/2028
(f)
1,575,000 1,604,435
(180 Day Average Secured Overnight
Financing Rate + 1.96%),
5.74%, 09/10/2036
(d),(f)
316,000 325,287

Schedule of Investments
Principal Investment Grade Corporate Active ETF
December 31, 2025 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Banks (continued)
Huntington Bancshares, Inc.
(180 Day Average Secured Overnight
Financing Rate + 1.87%),
5.71%, 02/02/2035
(f)
$ 2,123,000 $ 2,217,670
JPMorgan Chase & Co.
(180 Day Average Secured Overnight
Financing Rate + 1.64%),
5.58%, 07/23/2036
(f)
705,000 729,286
(180 Day Average Secured Overnight
Financing Rate + 1.81%),
6.25%, 10/23/2034
(f)
2,062,000 2,263,945
KeyBank NA
5.00%, 01/26/2033 1,599,000 1,615,016
KeyCorp
(180 Day Average Secured Overnight
Financing Rate + 2.42%),
6.40%, 03/06/2035
(f)
244,000 265,032
Morgan Stanley
(180 Day Average Secured Overnight
Financing Rate + 1.31%),
4.89%, 10/22/2036
(f)
528,000 523,326
(180 Day Average Secured Overnight
Financing Rate + 1.51%),
5.19%, 04/17/2031
(f)
973,000 1,003,233
(180 Day Average Secured Overnight
Financing Rate + 1.56%),
5.32%, 07/19/2035
(f)
3,890,000 4,004,373
(180 Day Average Secured Overnight
Financing Rate + 1.71%),
5.52%, 11/19/2055
(f)
329,000 325,195
(180 Day Average Secured Overnight
Financing Rate + 1.76%),
5.66%, 04/17/2036
(f)
308,000 323,297
Morgan Stanley Private Bank NA
(180 Day Average Secured Overnight
Financing Rate + 1.08%),
4.73%, 07/18/2031
(f)
543,000 550,438
NatWest Group PLC
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%),
5.12%, 05/23/2031
(f)
288,000 295,633
PNC Financial Services Group, Inc.
(180 Day Average Secured Overnight
Financing Rate + 1.42%),
5.37%, 07/21/2036
(f)
386,000 396,995
(180 Day Average Secured Overnight
Financing Rate + 1.60%),
5.40%, 07/23/2035
(f)
460,000 475,802
(180 Day Average Secured Overnight
Financing Rate + 1.39%),
5.58%, 01/29/2036
(f)
397,000 413,921
(180 Day Average Secured Overnight
Financing Rate + 1.90%),
5.68%, 01/22/2035
(f)
2,130,000 2,245,294
(180 Day Average Secured Overnight
Financing Rate + 2.28%),
6.88%, 10/20/2034
(f)
284,000 321,382
Royal Bank of Canada
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%),
6.50%, 11/24/2085
(f)
1,048,000 1,043,733
State Street Corp.
(180 Day Average Secured Overnight
Financing Rate + 1.22%),
4.78%, 10/23/2036
(f)
416,000 413,835
Truist Financial Corp.
(180 Day Average Secured Overnight
Financing Rate + 2.45%),
7.16%, 10/30/2029
(f)
695,000 749,750
BONDS (continued)
Principal
Amount Value
Banks (continued)
U.S. Bancorp
(180 Day Average Secured Overnight
Financing Rate + 1.30%),
5.08%, 05/15/2031
(f)
$ 755,000 $ 778,248
(180 Day Average Secured Overnight
Financing Rate + 1.41%),
5.42%, 02/12/2036
(d),(f)
447,000 464,581
(180 Day Average Secured Overnight
Financing Rate + 1.86%),
5.68%, 01/23/2035
(f)
1,146,000 1,210,065
UBS Group AG
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.52%),
5.43%, 02/08/2030
(e),(f)
482,000 498,496
Westpac Banking Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%),
4.11%, 07/24/2034
(f)
700,000 688,758
Zions Bancorp NA
(180 Day Average Secured Overnight
Financing Rate + 1.16%),
4.70%, 08/18/2028
(f)
419,000 418,999
$ 43,499,411
Biotechnology - 0 .39%
Amgen, Inc.
5.60%, 03/02/2043 578,000 581,209
Chemicals - 0 .78%
CF Industries, Inc.
5.30%, 11/26/2035 680,000 677,644
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027
(e)
398,000 381,846
3.47%, 12/01/2050
(e)
157,000 107,570
$ 1,167,060
Computers - 2 .06%
Hewlett Packard Enterprise Co.
4.55%, 10/15/2029 1,020,000 1,025,860
5.00%, 10/15/2034 1,001,000 992,205
5.60%, 10/15/2054 897,000 831,070
International Business Machines Corp.
5.70%, 02/10/2055 248,000 244,404
$ 3,093,539
Diversified Financial Services - 6 .87%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
3.85%, 10/29/2041 790 646
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%),
6.95%, 03/10/2055
(f)
305,000 319,590
Affiliated Managers Group, Inc.
5.50%, 02/15/2036 237,000 236,983
Aircastle Ltd.
5.95%, 02/15/2029
(e)
255,000 265,376
Aircastle Ltd./Aircastle Ireland DAC
5.00%, 09/15/2030
(e)
603,000 608,576
5.75%, 10/01/2031
(e)
1,033,000 1,076,701
Atlas Warehouse Lending Co. LP
4.95%, 11/15/2030
(e)
710,000 712,360
6.05%, 01/15/2028
(e)
421,000 434,277
Blackstone Holdings Finance Co. LLC
2.85%, 08/05/2051
(e)
342 214
Charles Schwab Corp.
(180 Day Average Secured Overnight
Financing Rate + 1.23%),
4.91%, 11/14/2036
(f)
906,000 899,916
(180 Day Average Secured Overnight
Financing Rate + 2.50%),
5.85%, 05/19/2034
(f)
389,000 416,695
Citadel Finance LLC
5.90%, 02/10/2030
(e)
1,424,000 1,453,749

Schedule of Investments
Principal Investment Grade Corporate Active ETF
December 31, 2025 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Diversified Financial Services (continued)
Citadel Securities Global Holdings LLC
5.50%, 06/18/2030
(e)
$ 1,280,000 $ 1,313,609
6.20%, 06/18/2035
(e)
562,000 591,585
Equitable America Global Funding
4.95%, 06/09/2030
(e)
273,000 278,036
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/2032
(e)
507,000 515,903
6.75%, 05/01/2033
(e)
1,122,000 1,171,139
$ 10,295,355
Electric - 8 .90%
Alliant Energy Finance LLC
5.95%, 03/30/2029
(e)
255,000 266,531
Berkshire Hathaway Energy Co.
4.60%, 05/01/2053 596,000 501,812
Black Hills Corp.
4.55%, 01/31/2031 387,000 387,077
CMS Energy Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.96%),
6.50%, 06/01/2055
(f)
1,163,000 1,195,878
Commonwealth Edison Co.
4.00%, 03/01/2049 1,116,000 869,758
DTE Energy Co.
5.20%, 04/01/2030 596,000 614,939
Duke Energy Carolinas LLC
3.75%, 06/01/2045 1,116,000 876,968
Duke Energy Florida LLC
6.20%, 11/15/2053 300,000 320,966
Evergy Missouri West, Inc.
5.25%, 12/15/2035
(e)
361,000 362,466
Exelon Corp.
5.60%, 03/15/2053 275,000 266,520
Indianapolis Power & Light Co.
5.70%, 04/01/2054
(e)
379,000 376,297
Interstate Power & Light Co.
5.60%, 06/29/2035 1,338,000 1,392,473
Louisville Gas & Electric Co.
5.85%, 08/15/2055 197,000 198,435
NextEra Energy Capital Holdings, Inc.
5.45%, 03/15/2035 434,000 449,172
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.05%),
6.38%, 08/15/2055
(f)
700,000 722,573
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%),
6.70%, 09/01/2054
(f)
995,000 1,033,760
NRG Energy, Inc.
5.41%, 10/15/2035
(e)
273,000 272,711
Public Service Co. of Colorado
5.25%, 04/01/2053 259,000 240,981
Puget Sound Energy, Inc.
5.60%, 09/15/2055 248,000 241,588
Southern Power Co.
4.90%, 10/01/2035 531,000 525,278
Trans-Allegheny Interstate Line Co.
5.00%, 01/15/2031
(e)
4,000 4,109
WEC Energy Group, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.91%),
5.63%, 05/15/2056
(f)
584,000 587,678
Xcel Energy, Inc.
5.45%, 08/15/2033 1,589,000 1,640,178
$ 13,348,148
Environmental Control - 0 .19%
Waste Connections, Inc.
5.25%, 09/01/2035
(d)
268,000 277,383
BONDS (continued)
Principal
Amount Value
Food - 3 .32%
JBS USA Holding Lux SARL/JBS USA Food
Co./JBS Lux Co. SARL
4.38%, 02/02/2052 $ 890,400 $ 692,131
JBS USA Holding Lux SARL/JBS USA Foods
Group Holdings, Inc./JBS USA Food Co.
5.50%, 01/15/2036
(e)
90,000 91,454
6.38%, 04/15/2066
(e)
857,000 853,295
JBS USA LUX SARL/JBS USA Food Co./JBS
USA Foods Group
6.38%, 02/25/2055
(e)
691,000 702,464
Mars, Inc.
5.20%, 03/01/2035
(e)
1,475,000 1,516,049
5.70%, 05/01/2055
(e)
1,125,000 1,120,644
Sysco Corp.
3.15%, 12/14/2051 736 491
$ 4,976,528
Gas - 1 .41%
Boston Gas Co.
5.84%, 01/10/2035
(e)
288,000 303,530
NiSource, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%),
6.95%, 11/30/2054
(f)
902,000 938,804
Southern California Gas Co.
5.05%, 09/01/2034 142,000 144,275
6.00%, 06/15/2055 710,000 728,983
$ 2,115,592
Healthcare - Services - 0 .93%
Centene Corp.
2.45%, 07/15/2028 311,000 291,202
UnitedHealth Group, Inc.
2.75%, 05/15/2040 1,132,000 846,585
5.75%, 07/15/2064 268,000 261,650
$ 1,399,437
Insurance - 2 .64%
Allianz SE
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%),
6.55%, 10/30/2033
(e),(f),(g),(h)
400,000 415,217
American International Group, Inc.
5.45%, 05/07/2035 519,000 540,649
Aon North America, Inc.
5.75%, 03/01/2054 760,000 756,143
Arthur J Gallagher & Co.
5.15%, 02/15/2035 174,000 175,821
Brown & Brown, Inc.
4.70%, 06/23/2028 247,000 249,961
Corebridge Financial, Inc.
5.75%, 01/15/2034 279,000 291,692
Markel Group, Inc.
6.00%, 05/16/2054 252,000 253,589
MetLife, Inc.
5.00%, 07/15/2052 179,000 163,587
Northwestern Mutual Life Insurance Co.
6.17%, 05/29/2055
(e)
318,000 337,496
Protective Life Corp.
4.70%, 01/15/2031
(e)
352,000 353,109
Willis North America, Inc.
4.55%, 03/15/2031 423,000 423,526
$ 3,960,790
Internet - 1 .75%
Beignet Investor LLC
6.58%, 05/30/2049
(e)
1,222,000 1,291,037
Meta Platforms, Inc.
4.88%, 11/15/2035 317,000 316,575
5.63%, 11/15/2055 1,057,000 1,014,478
$ 2,622,090

Schedule of Investments
Principal Investment Grade Corporate Active ETF
December 31, 2025 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Investment Companies - 0 .16%
HA Sustainable Infrastructure Capital, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.30%),
8.00%, 06/01/2056
(f)
$ 227,000 $ 237,229
Media - 2 .53%
Charter Communications Operating LLC/
Charter Communications Operating Capital
3.90%, 06/01/2052 609,000 393,065
5.85%, 12/01/2035
(d)
644,000 642,436
6.48%, 10/23/2045 476,000 447,519
6.55%, 06/01/2034 1,027,000 1,080,153
6.70%, 12/01/2055
(d)
414,000 396,938
Comcast Corp.
5.35%, 05/15/2053 378,000 339,545
Paramount Global
4.20%, 05/19/2032 550,000 496,930
$ 3,796,586
Mining - 1 .59%
Glencore Funding LLC
5.19%, 04/01/2030
(e)
605,000 621,739
5.37%, 04/04/2029
(e)
1,703,000 1,757,537
$ 2,379,276
Oil & Gas - 1 .35%
ConocoPhillips Co.
5.50%, 01/15/2055 481,000 460,102
Diamondback Energy, Inc.
5.75%, 04/18/2054 865,000 817,457
Occidental Petroleum Corp.
5.20%, 08/01/2029 726,000 744,143
$ 2,021,702
Packaging & Containers - 1 .89%
Packaging Corp. of America
5.20%, 08/15/2035 813,000 825,436
5.70%, 12/01/2033 1,004,000 1,059,130
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030 914,000 942,654
$ 2,827,220
Pharmaceuticals - 2 .20%
AbbVie, Inc.
4.25%, 11/21/2049 405,000 333,540
5.50%, 03/15/2064 564,000 547,553
CVS Health Corp.
5.45%, 09/15/2035 484,000 495,427
Eli Lilly & Co.
5.50%, 02/12/2055 333,000 333,284
5.65%, 10/15/2065 444,000 447,380
Zoetis, Inc.
5.00%, 08/17/2035 1,128,000 1,140,360
$ 3,297,544
Pipelines - 5 .53%
Cheniere Energy Partners LP
5.55%, 10/30/2035
(e)
401,000 409,974
Cheniere Energy, Inc.
5.65%, 04/15/2034 288,000 298,765
DT Midstream, Inc.
4.13%, 06/15/2029
(e)
1,840,000 1,815,743
Eastern Energy Gas Holdings LLC
5.65%, 10/15/2054 145,000 140,263
Energy Transfer LP
3.75%, 05/15/2030 1,419,000 1,380,925
5.15%, 03/15/2045 462,000 408,394
5.25%, 07/01/2029 165,000 169,798
Kinder Morgan, Inc.
5.40%, 02/01/2034 1,152,000 1,189,335
ONEOK, Inc.
4.40%, 10/15/2029 442,000 443,480
4.75%, 10/15/2031 842,000 846,474
5.70%, 11/01/2054 1,135,000 1,057,747
BONDS (continued)
Principal
Amount Value
Pipelines (continued)
Transcontinental Gas Pipe Line Co. LLC
5.75%, 03/15/2056
(e)
$ 136,000 $ 134,566
$ 8,295,464
REITs - 1 .23%
American Homes 4 Rent LP
2.38%, 07/15/2031 700,000 625,732
4.25%, 02/15/2028 143,000 143,284
5.50%, 07/15/2034 1,038,000 1,072,289
Realty Income Corp.
3.10%, 12/15/2029 70 67
$ 1,841,372
Semiconductors - 5 .36%
Broadcom, Inc.
3.42%, 04/15/2033 449,000 415,623
4.35%, 02/15/2030 575,000 578,754
4.55%, 02/15/2032 280,000 280,781
4.90%, 02/15/2038 1,068,000 1,046,989
5.15%, 11/15/2031 415,000 430,541
5.20%, 07/15/2035 710,000 727,442
Intel Corp.
4.75%, 03/25/2050 677,000 552,500
Marvell Technology, Inc.
2.95%, 04/15/2031 562,000 520,515
5.45%, 07/15/2035 401,000 413,156
5.95%, 09/15/2033 711,000 760,188
Micron Technology, Inc.
5.80%, 01/15/2035 2,200,000 2,318,436
$ 8,044,925
Shipbuilding - 0 .19%
Huntington Ingalls Industries, Inc.
5.75%, 01/15/2035 266,000 281,271
Software - 1 .64%
Oracle Corp.
3.95%, 03/25/2051 1,007,000 662,565
4.00%, 07/15/2046 552,000 382,641
4.80%, 09/26/2032 169,000 163,157
5.20%, 09/26/2035 432,000 413,891
5.95%, 09/26/2055 571,000 505,914
Synopsys, Inc.
5.70%, 04/01/2055 335,000 332,316
$ 2,460,484
Telecommunications - 4 .63%
AT&T, Inc.
3.50%, 09/15/2053 1,166,000 780,315
3.55%, 09/15/2055 403,000 268,254
T-Mobile USA, Inc.
2.55%, 02/15/2031 995,000 909,016
2.88%, 02/15/2031 1,395,000 1,294,797
3.40%, 10/15/2052 735,000 494,029
4.63%, 01/15/2033 725,000 720,682
4.95%, 11/15/2035 907,000 901,740
5.13%, 05/15/2032 256,000 263,443
5.88%, 11/15/2055 585,000 584,376
Verizon Communications, Inc.
5.00%, 01/15/2036 101,000 100,143
5.88%, 11/30/2055 634,000 626,393
$ 6,943,188
Transportation - 0 .45%
Burlington Northern Santa Fe LLC
5.55%, 03/15/2056 423,000 416,968
Norfolk Southern Corp.
5.35%, 08/01/2054 267,000 255,056
$ 672,024
TOTAL BONDS a $ 147,539,902
Total Investments
100.15%
$ 150,168,207
Other Assets and Liabilities - (0.15%) (213,519)
TOTAL NET ASSETS - 100.00% $ 149,954,688

Schedule of Investments
Principal Investment Grade Corporate Active ETF
December 31, 2025 (unaudited)
See accompanying notes.
(a)
1-day yield shown as of period end.
(b)
Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c)
Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,452,015 or 1.64% of net assets.
(d)
Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $2,397,873 or 1.60% of net assets.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $32,654,116 or 21.78% of net assets.
(f)
Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g)
Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(h)
Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $415,217 or 0.28% of net assets.
Affiliated Securities
June 30, 2025
Value
Purchases
Cost
Sales
Proceeds
December 31, 2025
Value
Principal Government Money Market Fund, Class R-6 3.67% $ 562,295 $ 10,406,320 $ 8,516,600 $ 2,452,015
$ 562,295 $ 10,406,320 $ 8,516,600 $ 2,452,015
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Government Money Market Fund, Class R-6 3.67% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type   Contracts Notional Amount
Value and Unrealized
Appreciation/(Depreciation)
U.S. 2 Year Treasury Notes; March 2026 Long 12 $ 2,505,469 $ 1,101
U.S. 5 Year Treasury Notes; March 2026 Long 28 3,060,531 (6,675)
U.S. 10 Year Treasury Notes; March 2026 Short 45 5,059,688 16,392
U.S. 10 Year Ultra Treasury Notes; March 2026 Short 68 7,821,062 29,606
U.S. Long Bonds; March 2026 Long 20 2,311,875 (18,950)
U.S. Ultra Treasury Bonds; March 2026 Long 8 944,000 (18,469)
Total $ 3,005

Schedule of Investments
Principal Quality ETF
December 31, 2025 (unaudited)
See accompanying notes.
COMMON STOCKS - 99 .86 % Shares Held Value
Aerospace & Defense - 2 .97% - —
General Electric Co. 1,926 $ 593,266
Howmet Aerospace, Inc. 2,192 449,404
$ 1,042,670
Apparel - 0 .98%
Deckers Outdoor Corp.
(a)
3,326 344,806
Auto Manufacturers - 0 .26%
Tesla, Inc.
(a)
200 89,944
Banks - 1 .08%
Northern Trust Corp. 2,766 377,808
Biotechnology - 1 .36%
Amgen, Inc. 1,455 476,236
Building Materials - 2 .84%
Lennox International, Inc. 587 285,036
Trane Technologies PLC 930 361,956
Vulcan Materials Co. 1,228 350,250
$ 997,242
Chemicals - 1 .01%
Ecolab, Inc. 1,349 354,139
Commercial Services - 2 .76%
Cintas Corp. 1,755 330,063
Corpay, Inc.
(a)
1,098 330,421
Global Payments, Inc. 3,994 309,136
$ 969,620
Computers - 7 .61%
Apple, Inc. 7,188 1,954,130
Gartner, Inc.
(a)
1,440 363,283
Leidos Holdings, Inc. 1,955 352,682
$ 2,670,095
Cosmetics & Personal Care - 1 .00%
Colgate-Palmolive Co. 4,426 349,743
Diversified Financial Services - 6 .86%
Ameriprise Financial, Inc. 726 355,987
Mastercard, Inc., Class A 1,087 620,547
Nasdaq, Inc. 3,778 366,957
Raymond James Financial, Inc. 2,148 344,947
Visa, Inc., Class A 2,049 718,605
$ 2,407,043
Electrical Components & Equipment
- 1 .16%
AMETEK, Inc. 1,982 406,924
Electronics - 2 .10%
Hubbell, Inc. 815 361,950
Mettler-Toledo International, Inc.
(a)
268 373,643
$ 735,593
Environmental Control - 1 .90%
Pentair PLC 3,279 341,475
Veralto Corp. 3,255 324,784
$ 666,259
Hand & Machine Tools - 1 .03%
Snap-on, Inc. 1,052 362,519
Healthcare - Products - 9 .38%
Agilent Technologies, Inc. 2,975 404,808
Boston Scientific Corp.
(a)
4,153 395,989
Intuitive Surgical, Inc.
(a)
918 519,918
ResMed, Inc. 1,258 303,014
Stryker Corp. 1,091 383,454
Thermo Fisher Scientific, Inc. 917 531,356
Waters Corp.
(a)
1,183 449,339
Zimmer Biomet Holdings, Inc. 3,367 302,761
$ 3,290,639
Healthcare - Services - 1 .22%
Charles River Laboratories International, Inc.
(a)
2,152 429,281
Household Products & Wares - 0 .90%
Church & Dwight Co., Inc. 3,758 315,108
Insurance - 3 .93%
Berkshire Hathaway, Inc., Class B
(a)
74 37,196
Brown & Brown, Inc. 3,674 292,818
Globe Life, Inc. 2,512 351,328
Marsh & McLennan Cos., Inc. 1,920 356,198
COMMON STOCKS (continued) Shares Held Value
Insurance (continued)
W.R. Berkley Corp. 4,887 $ 342,677
$ 1,380,217
Internet - 10 .53%
Alphabet, Inc., Class A 1,132 354,316
Alphabet, Inc., Class C 2,962 929,476
Amazon.com, Inc.
(a)
3,736 862,343
F5, Inc.
(a)
1,098 280,275
GoDaddy, Inc., Class A
(a)
2,371 294,194
Meta Platforms, Inc., Class A 714 471,304
Netflix, Inc.
(a)
5,376 504,054
$ 3,695,962
Machinery - Diversified - 1 .99%
Otis Worldwide Corp. 4,060 354,641
Xylem, Inc. 2,523 343,582
$ 698,223
Media - 0 .77%
FactSet Research Systems, Inc. 927 269,006
Miscellaneous Manufacturers - 1 .35%
Parker-Hannifin Corp. 540 474,638
Oil & Gas Services - 1 .21%
SLB Ltd. 11,031 423,370
Pharmaceuticals - 0 .87%
Zoetis, Inc. 2,441 307,127
Retail - 0 .89%
Chipotle Mexican Grill, Inc.
(a)
8,412 311,244
Semiconductors - 13 .91%
Applied Materials, Inc. 2,565 659,179
Broadcom, Inc. 4,064 1,406,550
NVIDIA Corp. 12,518 2,334,607
QUALCOMM, Inc. 2,795 478,085
$ 4,878,421
Software - 15 .55%
Adobe, Inc.
(a)
1,211 423,838
Broadridge Financial Solutions, Inc. 1,348 300,833
Cadence Design Systems, Inc.
(a)
1,121 350,402
Fair Isaac Corp.
(a)
264 446,324
Fiserv, Inc.
(a)
2,784 187,001
Intuit, Inc. 647 428,586
Microsoft Corp. 3,700 1,789,394
PTC, Inc.
(a)
1,688 294,066
Roper Technologies, Inc. 699 311,146
Salesforce, Inc. 1,988 526,641
ServiceNow, Inc.
(a)
2,590 396,762
$ 5,454,993
Telecommunications - 1 .15%
AT&T, Inc. 16,182 401,961
Transportation - 1 .29%
CH Robinson Worldwide, Inc. 2,816 452,700
TOTAL COMMON STOCKS a $ 35,033,531
INVESTMENT COMPANIES - 0 .11 % Shares Held Value
Money Market Funds - 0 .11% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 3.75%
(b)
38,871 $ 38,871
TOTAL INVESTMENT COMPANIES a $ 38,871
Total Investments
99.97%
$ 35,072,402
Other Assets and Liabilities - 0.03% 10,265
TOTAL NET ASSETS - 100.00% $ 35,082,667
(a)
Non-income producing security.
(b)
1-day yield shown as of period end.

Schedule of Investments
Principal Real Estate Active Opportunities ETF
December 31, 2025 (unaudited)
See accompanying notes.
COMMON STOCKS - 99 .31 % Shares Held Value
Private Equity - 0 .35% - —
Centuria Capital Group 56,577 $ 76,268
Real Estate - 1 .72%
CTP NV
(a)
3,664 76,818
Hang Lung Properties Ltd. 86,000 95,142
Hongkong Land Holdings Ltd. 14,300 99,385
Wharf Real Estate Investment Co. Ltd. 31,000 97,907
$ 369,252
REITs - 97 .24%
American Healthcare REIT, Inc. 3,956 186,169
American Tower Corp. 8,545 1,500,246
Brandywine Realty Trust 28,031 81,850
Broadstone Net Lease, Inc. 15,851 275,332
Centurion Accommodation REIT
(b)
80,400 69,429
COPT Defense Properties 6,748 187,594
Cousins Properties, Inc. 12,220 315,032
Crown Castle, Inc. 12,326 1,095,412
Daiwa House REIT Investment Corp. 76 69,479
Digital Realty Trust, Inc. 2,831 437,984
Dream Industrial Real Estate Investment Trust 8,800 80,656
EastGroup Properties, Inc. 2,752 490,241
Equinix, Inc. 1,885 1,444,212
Equity Residential 11,945 753,013
Extra Space Storage, Inc. 8,077 1,051,787
FrontView REIT, Inc. 11,338 167,349
Gaming & Leisure Properties, Inc. 19,864 887,722
GO Residential Real Estate Investment Trust
(a)
22,648 265,435
Goodman Group 4,043 83,587
Healthpeak Properties, Inc. 39,077 628,358
Invincible Investment Corp. 170 69,893
Invitation Homes, Inc. 29,925 831,616
Iron Mountain, Inc. 9,316 772,762
Keppel DC REIT 35,700 62,490
Kilroy Realty Corp. 7,137 266,710
Klepierre SA 2,286 90,643
Mercialys SA 18,611 241,463
Mirvac Group 58,050 79,416
National Health Investors, Inc. 3,870 295,552
National Storage REIT 50,794 92,540
Nexus Industrial REIT 28,758 165,523
Prologis, Inc. 7,994 1,020,514
Regency Centers Corp. 6,373 439,928
Rexford Industrial Realty, Inc. 12,174 471,377
Ryman Hospitality Properties, Inc. 4,273 404,311
Sabra Health Care REIT, Inc. 66,830 1,265,760
Saul Centers, Inc. 3,987 125,710
Sekisui House Reit, Inc. 126 72,395
Smartstop Self Storage REIT, Inc. 8,248 255,193
Stockland 21,160 80,914
Stoneweg Europe Stapled Trust 98,300 188,301
Unibail-Rodamco-Westfield
(b)
843 91,897
UNITE Group PLC 10,266 77,424
Ventas, Inc. 12,083 934,982
VICI Properties, Inc. 25,203 708,708
Warehouses De Pauw CVA 5,933 154,231
Welltower, Inc. 8,496 1,576,943
$ 20,908,083
TOTAL COMMON STOCKS a $ 21,353,603
INVESTMENT COMPANIES - 0 .28 % Shares Held Value
Money Market Funds - 0 .28% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 3.75%
(c)
59,785 $ 59,785
TOTAL INVESTMENT COMPANIES a $ 59,785
Total Investments
99.59%
$ 21,413,388
Other Assets and Liabilities - 0.41% 87,551
TOTAL NET ASSETS - 100.00% $ 21,500,939
(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $342,253 or 1.59% of net assets.
(b)
Non-income producing security.
(c)
1-day yield shown as of period end.

Schedule of Investments
Principal Spectrum Preferred and Income ETF
December 31, 2025 (unaudited)
See accompanying notes.
INVESTMENT COMPANIES - 0 .36 % Shares Held Value
Money Market Funds - 0 .36% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 3.75%
(a)
237,416 $ 237,416
TOTAL INVESTMENT COMPANIES a $ 237,416
PREFERRED STOCKS - 12 .92 % Shares Held Value
Banks - 9 .67% —
Bank of America Corp., Series NN
4.38%, 01/30/2026
(b)
5,380 $ 97,593
Bank of America Corp., Series QQ
4.25%, 11/17/2026
(b)
29,540 521,086
Citizens Financial Group, Inc., Series I
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%),
6.50%, 10/06/2030
(b)
21,106 535,881
Comerica, Inc., Series B
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%),
6.88%, 10/01/2030
(b)
3,500 91,350
Huntington Bancshares, Inc., Series J
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.70%),
6.88%, 04/15/2028
(b)
11,456 290,868
KeyCorp, Series E
(CME Term Secured Overnight Financing
Rate 3 Month + 4.15%),
6.13%, 12/15/2026
(b)
44,172 1,094,582
KeyCorp, Series H
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%),
6.20%, 12/15/2027
(b)
13,963 354,381
M&T Bank Corp., Series H
(CME Term Secured Overnight Financing
Rate 3 Month + 4.28%),
5.63%, 12/15/2026
(b)
5,278 129,997
M&T Bank Corp., Series K
6.35%, 12/15/2030
(b)
12,000 307,920
Morgan Stanley, Series I
6.38%, 04/15/2026
(b)
17,030 425,750
Morgan Stanley, Series K
5.85%, 04/15/2027
(b)
40,000 980,800
Morgan Stanley, Series P
6.50%, 10/15/2027
(b)
4,000 101,880
Morgan Stanley, Series Q
6.63%, 10/15/2029
(b)
12,000 313,560
Regions Financial Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%),
6.95%, 09/15/2029
(b)
29,350 745,784
UMB Financial Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.74%),
7.75%, 07/15/2030
(b)
11,400 307,800
Wintrust Financial Corp., Series F
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.88%),
7.88%, 07/15/2030
(b)
5,000 129,450
$ 6,428,682
Diversified Financial Services - 0 .79%
Capital One Financial Corp., Series J
4.80%, 03/01/2026
(b)
28,900 522,801
Insurance - 1 .67%
Allstate Corp., Series H
5.10%, 04/15/2026
(b)
20,318 425,459
Equitable Holdings, Inc., Series A
5.25%, 03/15/2026
(b)
1,438 29,048
Equitable Holdings, Inc., Series C
4.30%, 03/15/2026
(b)
19,550 318,078
MetLife, Inc., Series F
4.75%, 03/15/2026
(b)
17,250 340,342
$ 1,112,927
PREFERRED STOCKS (continued) Shares Held Value
Telecommunications - 0 .79%
AT&T, Inc., Series A
5.00%, 01/30/2026
(b)
11,381 $ 229,213
AT&T, Inc., Series C
4.75%, 01/30/2026
(b)
15,395 292,813
$ 522,026
TOTAL PREFERRED STOCKS a $ 8,586,436
BONDS - 85 .67%
Principal
Amount Value
Banks - 77 .04% — —
Banco Bilbao Vizcaya Argentaria SA
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.10%),
9.38%, 03/19/2029
(b),(c),(d)
$ 800,000 $ 892,798
Banco Santander SA
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%),
8.00%, 02/01/2034
(b),(c),(d)
1,000,000 1,103,876
Bank of America Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%),
6.25%, 07/26/2030
(b),(c)
600,000 609,424
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%),
6.63%, 05/01/2030
(b),(c),(d)
1,600,000 1,667,121
Bank of Montreal
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.98%),
6.88%, 11/26/2085
(c)
200,000 205,789
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.01%),
7.30%, 11/26/2084
(c)
1,600,000 1,705,938
Bank of Nova Scotia
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.73%),
6.88%, 10/27/2085
(c)
200,000 205,054
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%),
8.63%, 10/27/2082
(c)
1,400,000 1,486,870
Barclays PLC
(USD Swap Rate NY 5 Year + 3.69%),
7.63%, 03/15/2035
(b),(c),(d)
900,000 960,275
(USD Swap Rate NY 5 Year + 5.78%),
9.63%, 12/15/2029
(b),(c),(d)
219,000 248,082
BNP Paribas SA
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%),
4.63%, 02/25/2031
(b),(c),(d),(e)
400,000 369,433
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%),
7.45%, 06/27/2035
(b),(c),(d),(e)
200,000 209,263
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.90%),
7.75%, 08/16/2029
(b),(c),(d),(e)
200,000 211,236
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%),
8.00%, 08/22/2031
(b),(c),(d),(e)
1,000,000 1,079,081
Canadian Imperial Bank of Commerce
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%),
7.00%, 10/28/2085
(c)
1,000,000 1,042,457
Citigroup, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%),
6.88%, 08/15/2030
(b),(c)
900,000 935,195
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.76%),
7.00%, 08/15/2034
(b),(c)
1,800,000 1,898,402

Schedule of Investments
Principal Spectrum Preferred and Income ETF
December 31, 2025 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Banks (continued)
Citizens Financial Group, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%),
4.00%, 10/06/2026
(b),(c)
$ 835,000 $ 830,593
Credit Agricole SA
(USD Swap Rate NY 5 Year + 3.60%),
6.70%, 09/23/2034
(b),(c),(d),(e)
500,000 509,297
(USD Swap Rate NY 5 Year + 3.58%),
7.13%, 09/23/2035
(b),(c),(d),(e)
1,600,000 1,666,035
Deutsche Bank AG
(USD Swap Rate NY 5 Year + 4.36%),
8.13%, 04/30/2030
(b),(c),(d)
400,000 427,138
Goldman Sachs Group, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.40%),
6.13%, 11/10/2034
(b),(c)
1,300,000 1,318,138
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.81%),
7.50%, 05/10/2029
(b),(c)
400,000 423,422
HSBC Holdings PLC
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.19%),
6.95%, 03/11/2034
(b),(c),(d)
1,430,000 1,499,787
Huntington Bancshares, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%),
5.63%, 07/15/2030
(b),(c)
1,068,000 1,086,820
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%),
6.25%, 10/15/2030
(b),(c)
700,000 700,592
ING Groep NV
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%),
4.25%, 05/16/2031
(b),(c),(d)
200,000 179,511
(USD Swap Rate NY 5 Year + 3.59%),
7.00%, 11/16/2032
(b),(c),(d)
2,269,000 2,366,878
JPMorgan Chase & Co.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.74%),
6.88%, 06/01/2029
(b),(c)
1,400,000 1,484,722
Lloyds Banking Group PLC
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%),
6.63%, 09/27/2035
(b),(c),(d)
200,000 199,669
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%),
6.75%, 09/27/2031
(b),(c),(d)
1,200,000 1,242,883
M&T Bank Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%),
3.50%, 09/01/2026
(b),(c)
550,000 532,869
NatWest Group PLC
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%),
7.30%, 11/19/2034
(b),(c),(d)
1,400,000 1,485,133
Nordea Bank Abp
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%),
6.30%, 09/25/2031
(b),(c),(d),(e)
400,000 408,565
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%, 03/26/2026
(b),(c),(d),(e)
661,000 666,507
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%),
6.75%, 11/10/2033
(b),(c),(d),(e)
1,900,000 1,950,842
PNC Financial Services Group, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%),
6.00%, 05/15/2027
(b),(c)
1,077,000 1,088,624
BONDS (continued)
Principal
Amount Value
Banks (continued)
PNC Financial Services Group, Inc.
(continued)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%),
6.20%, 09/15/2027
(b),(c)
$ 100,000 $ 101,646
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%),
6.25%, 03/15/2030
(b),(c)
1,459,000 1,506,251
Royal Bank of Canada
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.26%),
6.35%, 11/24/2084
(c)
300,000 293,170
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%),
6.50%, 11/24/2085
(c)
1,150,000 1,145,317
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.82%),
6.75%, 08/24/2085
(c)
1,017,000 1,055,420
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%),
7.50%, 05/02/2084
(c)
600,000 635,592
Societe Generale SA
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.15%),
8.50%, 03/25/2034
(b),(c),(d),(e)
541,000 590,875
Standard Chartered PLC
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.87%),
7.00%, 11/14/2035
(b),(c),(d),(e)
500,000 514,585
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.57%),
7.88%, 03/08/2030
(b),(c),(d),(e)
700,000 749,563
State Street Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%),
6.70%, 03/15/2029
(b),(c)
2,300,000 2,399,653
Toronto-Dominion Bank
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%),
6.35%, 10/31/2085
(c)
1,000,000 1,013,906
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%),
8.13%, 10/31/2082
(c)
1,001,000 1,055,598
Truist Financial Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%),
6.67%, 03/01/2026
(b),(c)
1,200,000 1,203,282
UBS Group AG
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%),
4.38%, 02/10/2031
(b),(c),(d),(e)
300,000 275,120
(USD Swap Rate NY 5 Year + 3.12%),
6.60%, 08/05/2030
(b),(c),(d),(e)
700,000 710,894
(USD Swap Rate NY 5 Year + 3.30%),
7.00%, 02/05/2035
(b),(c),(d),(e)
1,200,000 1,224,849
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%),
9.25%, 11/13/2028
(b),(c),(e)
800,000 877,799
Wells Fargo & Co.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%),
6.85%, 09/15/2029
(b),(c)
200,000 209,003
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.61%),
7.63%, 09/15/2028
(b),(c)
700,000 746,625
$ 51,207,467

Schedule of Investments
Principal Spectrum Preferred and Income ETF
December 31, 2025 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Diversified Financial Services - 2 .14%
Capital One Financial Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%),
3.95%, 09/01/2026
(b),(c)
$ 409,000 $ 404,084
Nomura Holdings, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.08%),
7.00%, 07/15/2030
(b),(c),(d)
400,000 410,621
Voya Financial, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%),
7.76%, 09/15/2028
(b),(c)
578,000 609,625
$ 1,424,330
Electric - 2 .83%
Dominion Energy, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%),
4.35%, 01/15/2027
(b),(c)
1,900,000 1,884,155
Insurance - 1 .39%
Corebridge Financial, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.18%),
6.88%, 12/01/2030
(b),(c)
900,000 924,908
Oil & Gas - 0 .64%
BP Capital Markets PLC
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%),
6.45%, 12/01/2033
(b),(c)
400,000 425,129
Pipelines - 1 .63%
Enbridge, Inc.
(CME Term Secured Overnight Financing
Rate 3 Month + 4.15%),
6.00%, 01/15/2077
(c)
1,083,000 1,084,744
TOTAL BONDS a $ 56,950,733
Total Investments
98.95%
$ 65,774,585
Other Assets and Liabilities - 1.05% 697,639
TOTAL NET ASSETS - 100.00% $ 66,472,224
(a)
1-day yield shown as of period end.
(b)
Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(c)
Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(d)
Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $23,819,917 or 35.83% of net assets.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $12,013,944 or 18.07% of net assets.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
December 31, 2025 (unaudited)
See accompanying notes.
INVESTMENT COMPANIES - 2 .92 % Shares Held Value
Money Market Funds - 2 .92% - —
Principal Government Money Market Fund,
Class R-6 3.67%
(a),(b),(c)
38,149,190 $ 38,149,190
State Street Institutional U.S. Government
Money Market Fund, Premier Class 3.75%
(a)
3,114,968 3,114,968
TOTAL INVESTMENT COMPANIES a $ 41,264,158
BONDS - 98 .59%
Principal
Amount Value
Banks - 51 .48% — —
Bank of America Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%),
6.13%, 04/27/2027
(d),(e)
$ 4,358,000 $ 4,422,891
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%),
6.25%, 07/26/2030
(d),(e)
36,495,000 37,068,190
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%),
6.63%, 05/01/2030
(d),(e),(f)
25,895,000 26,981,321
Bank of Montreal
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.98%),
6.71%, 02/25/2026
(d),(e),(g)
4,362,000 4,368,024
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.98%),
6.88%, 11/26/2085
(e)
11,400,000 11,729,950
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.01%),
7.30%, 11/26/2084
(e)
19,200,000 20,471,271
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%),
7.70%, 05/26/2084
(e)
6,160,000 6,540,126
Bank of New York Mellon Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%),
3.75%, 12/20/2026
(d),(e)
13,746,000 13,541,933
(CME Term Secured Overnight Financing
Rate 3 Month + 3.39%),
4.63%, 09/20/2026
(d),(e)
1,404,000 1,394,904
Bank of Nova Scotia
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.73%),
6.88%, 10/27/2085
(e)
7,300,000 7,484,477
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%),
7.35%, 04/27/2085
(e)
6,350,000 6,603,536
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.02%),
8.00%, 01/27/2084
(e)
4,756,000 5,092,825
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%),
8.63%, 10/27/2082
(e)
34,728,000 36,882,874
Canadian Imperial Bank of Commerce
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.83%),
6.95%, 01/28/2085
(e)
15,996,000 16,413,527
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%),
7.00%, 10/28/2085
(e)
11,890,000 12,394,814
Citigroup, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%),
6.63%, 02/15/2031
(d),(e)
6,295,000 6,397,431
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.57%),
6.75%, 02/15/2030
(d),(e)
15,578,000 15,857,298
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%),
6.88%, 08/15/2030
(d),(e)
1,100,000 1,143,016
BONDS (continued)
Principal
Amount Value
Banks (continued)
Citigroup, Inc. (continued)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.73%),
6.95%, 02/15/2030
(d),(e),(f)
$ 8,250,000 $ 8,505,544
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.76%),
7.00%, 08/15/2034
(d),(e)
15,680,000 16,537,194
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.69%),
7.13%, 08/15/2029
(d),(e)
2,000,000 2,061,936
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%),
7.38%, 05/15/2028
(d),(e),(g)
11,302,000 11,857,251
Citizens Financial Group, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%),
4.00%, 10/06/2026
(d),(e)
13,448,000 13,377,024
Goldman Sachs Group, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.40%),
6.13%, 11/10/2034
(d),(e),(g)
14,799,000 15,005,476
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%),
6.85%, 02/10/2030
(d),(e)
4,405,000 4,580,823
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%),
7.38%, 02/10/2026
(d),(e)
2,787,000 2,791,888
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.81%),
7.50%, 05/10/2029
(d),(e)
19,334,000 20,466,122
Huntington Bancshares, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%),
4.45%, 10/15/2027
(d),(e)
3,169,000 3,116,358
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%),
5.63%, 07/15/2030
(d),(e)
20,103,000 20,457,255
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%),
6.25%, 10/15/2030
(d),(e),(g)
20,758,000 20,775,541
JPMorgan Chase & Co.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%),
6.50%, 04/01/2030
(d),(e)
32,717,000 33,996,600
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.74%),
6.88%, 06/01/2029
(d),(e)
9,327,000 9,891,431
KeyCorp Capital I
(CME Term Secured Overnight Financing
Rate 3 Month + 1.00%),
4.99%, 07/01/2028 7,704,000 7,591,066
KeyCorp Capital III
7.75%, 07/15/2029 9,010,000 9,518,217
M&T Bank Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%),
3.50%, 09/01/2026
(d),(e)
20,172,000 19,543,678
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%),
7.30%, 02/01/2026
(d),(e)
5,313,000 5,314,238
Northern Trust Corp.
(CME Term Secured Overnight Financing
Rate 3 Month + 3.46%),
4.60%, 10/01/2026
(d),(e)
2,899,000 2,891,861
PNC Financial Services Group, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%),
3.40%, 09/15/2026
(d),(e)
3,718,000 3,644,901

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
December 31, 2025 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Banks (continued)
PNC Financial Services Group, Inc.
(continued)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%),
6.00%, 05/15/2027
(d),(e)
$ 6,069,000 $ 6,134,503
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%),
6.20%, 09/15/2027
(d),(e),(g)
15,003,000 15,249,859
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%),
6.25%, 03/15/2030
(d),(e),(g)
28,250,000 29,164,905
Royal Bank of Canada
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.26%),
6.35%, 11/24/2084
(e)
13,894,000 13,577,678
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%),
6.50%, 11/24/2085
(e)
19,100,000 19,022,226
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.82%),
6.75%, 08/24/2085
(e)
8,850,000 9,184,335
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%),
7.50%, 05/02/2084
(e)
13,100,000 13,877,092
State Street Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%),
6.45%, 09/15/2030
(d),(e)
7,020,000 7,272,924
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%),
6.70%, 03/15/2029
(d),(e)
8,888,000 9,273,090
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%),
6.70%, 09/15/2029
(d),(e),(g)
11,150,000 11,676,057
Toronto-Dominion Bank
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.98%),
7.25%, 07/31/2084
(e)
9,708,000 10,197,487
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%),
8.13%, 10/31/2082
(e)
33,965,000 35,817,581
Truist Financial Corp.
(CME Term Secured Overnight Financing
Rate 3 Month + 0.93%),
4.78%, 05/15/2027 4,800,000 4,770,416
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.35%),
5.10%, 03/01/2030
(d),(e)
6,128,000 6,170,101
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%),
6.67%, 03/01/2026
(d),(e)
11,021,400 11,051,543
U.S. Bancorp
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%),
3.70%, 01/15/2027
(d),(e),(g)
16,800,000 16,395,050
(CME Term Secured Overnight Financing
Rate 3 Month + 3.18%),
5.30%, 04/15/2027
(d),(e)
4,796,000 4,806,815
Wells Fargo & Co.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%),
6.85%, 09/15/2029
(d),(e),(g)
20,370,000 21,286,935
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.61%),
7.63%, 09/15/2028
(d),(e),(g)
14,730,000 15,711,136
$ 727,352,545
BONDS (continued)
Principal
Amount Value
Diversified Financial Services - 5 .34%
American Express Co.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%),
3.55%, 09/15/2026
(d),(e)
$ 12,667,000 $ 12,492,638
Capital One Financial Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%),
3.95%, 09/01/2026
(d),(e),(g)
20,465,000 20,218,998
Charles Schwab Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%),
4.00%, 06/01/2026
(d),(e)
23,920,000 23,773,829
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.08%),
4.00%, 12/01/2030
(d),(e)
2,000,000 1,867,170
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.26%),
5.00%, 06/01/2027
(d),(e)
1,500,000 1,509,669
Voya Financial, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%),
7.76%, 09/15/2028
(d),(e)
14,793,000 15,602,399
$ 75,464,703
Electric - 14 .88%
Algonquin Power & Utilities Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%),
4.75%, 01/18/2082
(e)
7,494,000 7,390,341
Alliant Energy Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.08%),
5.75%, 04/01/2056
(e)
5,850,000 5,839,341
American Electric Power Co., Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%),
3.88%, 02/15/2062
(e)
14,842,000 14,592,898
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.13%),
5.80%, 03/15/2056
(e)
1,350,000 1,340,227
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.94%),
6.05%, 03/15/2056
(e)
4,625,000 4,544,201
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%),
6.95%, 12/15/2054
(e)
5,047,000 5,401,996
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%),
7.05%, 12/15/2054
(e)
3,460,000 3,613,537
CenterPoint Energy, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.22%),
5.95%, 04/01/2056
(e)
100,000 100,763
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.59%),
6.70%, 05/15/2055
(e)
4,800,000 4,922,006
CMS Energy Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.12%),
4.75%, 06/01/2050
(e)
3,390,000 3,334,493
Dominion Energy, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%),
4.35%, 01/15/2027
(d),(e)
2,105,000 2,087,445
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.01%),
6.20%, 02/15/2056
(e)
11,820,000 11,828,052
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.21%),
6.63%, 05/15/2055
(e)
8,847,000 9,116,453

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
December 31, 2025 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Electric (continued)
Dominion Energy, Inc. (continued)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%),
6.88%, 02/01/2055
(e)
$ 8,967,000 $ 9,320,549
Duke Energy Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%),
3.25%, 01/15/2082
(e)
17,285,000 16,779,222
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.59%),
6.45%, 09/01/2054
(e)
5,239,000 5,498,740
Electricite de France SA
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.41%),
9.13%, 03/15/2033
(d),(e),(f),(h)
13,550,000 15,758,027
Emera, Inc.
(3 Month USD LIBOR + 5.44%),
6.75%, 06/15/2076
(e)
9,334,000 9,376,722
Entergy Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.01%),
6.10%, 06/15/2056
(e)
3,575,000 3,569,452
EUSHI Finance, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.51%),
6.25%, 04/01/2056
(e)
1,550,000 1,546,728
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%),
7.63%, 12/15/2054
(e)
3,281,000 3,449,150
Evergy, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.56%),
6.65%, 06/01/2055
(e)
4,836,000 4,943,059
Exelon Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.98%),
6.50%, 03/15/2055
(e)
6,116,000 6,363,956
NextEra Energy Capital Holdings, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.55%),
3.80%, 03/15/2082
(e)
18,549,000 18,134,914
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%),
6.70%, 09/01/2054
(e)
7,754,000 8,056,051
Sempra
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%),
6.40%, 10/01/2054
(e)
9,050,000 9,205,022
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%),
6.55%, 04/01/2055
(e)
5,600,000 5,708,293
Southern Co.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%),
4.00%, 01/15/2051
(e)
13,845,000 13,836,700
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.07%),
6.38%, 03/15/2055
(e)
2,000,000 2,087,361
WEC Energy Group, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.91%),
5.63%, 05/15/2056
(e)
2,400,000 2,415,116
$ 210,160,815
Gas - 1 .51%
AltaGas Ltd.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.57%),
7.20%, 10/15/2054
(e),(h)
8,370,000 8,677,531
BONDS (continued)
Principal
Amount Value
Gas (continued)
NiSource, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.04%),
5.75%, 07/15/2056
(e)
$ 800,000 $ 805,182
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%),
6.95%, 11/30/2054
(e)
6,207,000 6,460,258
Spire, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.33%),
6.45%, 06/01/2056
(e)
5,350,000 5,329,330
$ 21,272,301
Insurance - 13 .14%
Allianz SE
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%),
6.35%, 09/06/2053
(e),(h)
5,000,000 5,368,420
Argentum Netherlands BV for Swiss Re Ltd.
(3 Month USD LIBOR + 3.78%),
5.63%, 08/15/2052
(e)
6,500,000 6,565,295
Corebridge Financial, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%),
6.38%, 09/15/2054
(e)
4,700,000 4,735,917
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.18%),
6.88%, 12/01/2030
(d),(e)
2,700,000 2,774,724
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.85%),
6.88%, 12/15/2052
(e)
12,778,000 13,085,129
Dai-ichi Life Insurance Co. Ltd.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.52%),
6.20%, 01/16/2035
(d),(e),(h)
12,600,000 13,161,947
Equitable Holdings, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%),
6.70%, 03/28/2055
(e)
1,591,000 1,659,022
Liberty Mutual Group, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%),
4.13%, 12/15/2051
(e),(h)
23,152,000 22,828,870
Meiji Yasuda Life Insurance Co.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.03%),
5.80%, 09/11/2054
(e),(h)
7,041,000 7,166,780
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.91%),
6.10%, 06/11/2055
(e),(h)
17,800,000 18,466,806
MetLife, Inc.
9.25%, 04/08/2068
(h)
5,035,000 6,042,831
Nippon Life Insurance Co.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%),
2.75%, 01/21/2051
(e),(h)
13,694,000 12,336,441
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%),
2.90%, 09/16/2051
(e),(h)
4,704,000 4,216,196
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.19%),
6.50%, 04/30/2055
(e)
7,223,000 7,777,647
Prudential Financial, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%),
3.70%, 10/01/2050
(e)
21,487,000 19,985,867
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%),
5.13%, 03/01/2052
(e)
6,197,000 6,140,348

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
December 31, 2025 (unaudited)
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Insurance (continued)
Reinsurance Group of America, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%),
6.65%, 09/15/2055
(e),(g)
$ 11,007,000 $ 11,373,500
Sumitomo Life Insurance Co.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%),
3.38%, 04/15/2081
(e),(h)
4,740,000 4,442,554
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%),
5.88%, 09/10/2055
(e),(h)
5,492,000 5,547,014
Swiss RE Subordinated Finance PLC
(CME Term Secured Overnight Financing
Rate 3 Month + 1.81%),
5.70%, 04/05/2035
(e),(g),(h)
1,000,000 1,039,298
(CME Term Secured Overnight Financing
Rate 3 Month + 2.13%),
6.19%, 04/01/2046
(e),(h)
3,600,000 3,715,877
Zurich Finance Ireland Designated Activity
Co.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%),
3.00%, 04/19/2051
(e)
8,000,000 7,257,803
$ 185,688,286
Oil & Gas - 3 .01%
BP Capital Markets PLC
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%),
4.88%, 03/22/2030
(d),(e)
6,384,000 6,351,021
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.92%),
6.13%, 03/18/2035
(d),(e)
8,713,000 8,984,915
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%),
6.45%, 12/01/2033
(d),(e)
9,600,000 10,203,101
Phillips 66 Co.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.28%),
5.88%, 03/15/2056
(e)
9,100,000 9,002,637
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%),
6.20%, 03/15/2056
(e)
7,950,000 7,917,409
$ 42,459,083
Pipelines - 6 .64%
Enbridge, Inc.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%),
5.75%, 07/15/2080
(e)
3,524,000 3,557,481
(CME Term Secured Overnight Financing
Rate 3 Month + 4.15%),
6.00%, 01/15/2077
(e)
10,516,000 10,532,931
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.42%),
7.63%, 01/15/2083
(e)
8,766,000 9,513,398
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.43%),
8.50%, 01/15/2084
(e)
13,580,000 15,571,756
Energy Transfer LP
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%),
6.50%, 02/15/2056
(e)
2,450,000 2,441,893
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.48%),
6.75%, 02/15/2056
(e)
19,800,000 19,875,597
Enterprise Products Operating LLC
(CME Term Secured Overnight Financing
Rate 3 Month + 3.29%),
5.25%, 08/16/2077
(e)
6,733,000 6,721,476
BONDS (continued)
Principal
Amount Value
Pipelines (continued)
TransCanada PipeLines Ltd.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%),
7.00%, 06/01/2065
(e)
$ 3,850,000 $ 3,968,503
Transcanada Trust
(180 Day Average Secured Overnight
Financing Rate + 4.42%),
5.50%, 09/15/2079
(e)
5,233,000 5,193,648
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.99%),
5.60%, 03/07/2082
(e)
16,712,000 16,506,018
$ 93,882,701
REITs - 0 .20%
Scentre Group Trust 2
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%),
5.13%, 09/24/2080
(e),(h)
2,775,000 2,814,720
Sovereign - 0 .92%
CoBank ACB
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%),
4.25%, 01/01/2027
(d),(e)
2,720,000 2,662,449
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%),
6.45%, 10/01/2027
(d),(e),(f)
2,286,000 2,292,499
Farm Credit Bank of Texas
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.01%),
7.00%, 09/15/2030
(d),(e)
7,811,000 8,051,803
$ 13,006,751
Telecommunications - 1 .47%
TELUS Corp.
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.69%),
6.38%, 06/09/2056
(e)
1,250,000 1,252,074
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%),
6.63%, 10/15/2055
(e)
3,828,000 3,906,256
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.52%),
6.63%, 06/09/2056
(e)
2,095,000 2,092,952
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.71%),
7.00%, 10/15/2055
(e)
5,216,000 5,429,751
Vodafone Group PLC
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%),
5.13%, 06/04/2081
(e)
10,364,000 8,133,932
$ 20,814,965
TOTAL BONDS a $ 1,392,916,870
Total Investments
101.51%
$ 1,434,181,028
Other Assets and Liabilities - (1.51%) (21,352,512)
TOTAL NET ASSETS - 100.00% $ 1,412,828,516
(a)
1-day yield shown as of period end.
(b)
Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c)
Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $38,149,190 or 2.70% of net assets.
(d)
Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(e)
Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
December 31, 2025 (unaudited)
See accompanying notes.
(f)
Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $53,537,391 or 3.79% of net assets.
(g)
Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $37,309,356 or 2.64% of net assets.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $131,583,312 or 9.31% of net assets.
Affiliated Securities
June 30, 2025
Value
Purchases
Cost
Sales
Proceeds
December 31, 2025
Value
Principal Government Money Market Fund, Class R-6 3.67% $ 5,650,835 $ 128,210,498 $ 95,712,143 $ 38,149,190
$ 5,650,835 $ 128,210,498 $ 95,712,143 $ 38,149,190
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Government Money Market Fund, Class R-6 3.67% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal U.S. Mega-Cap ETF
December 31, 2025 (unaudited)
See accompanying notes.
COMMON STOCKS - 99 .85 % Shares Held Value
Auto Manufacturers - 4 .67% - —
Tesla, Inc.
(a)
335,821 $ 151,025,420
Banks - 7 .74%
Bank of America Corp. 1,690,652 92,985,860
JPMorgan Chase & Co. 488,318 157,345,826
$ 250,331,686
Computers - 7 .02%
Apple, Inc. 834,135 226,767,941
Cosmetics & Personal Care - 3 .19%
Procter & Gamble Co. 719,424 103,100,654
Diversified Financial Services - 8 .75%
Mastercard, Inc., Class A 241,623 137,937,738
Visa, Inc., Class A 413,316 144,954,055
$ 282,891,793
Insurance - 3 .63%
Berkshire Hathaway, Inc., Class B
(a)
233,430 117,333,590
Internet - 16 .83%
Alphabet, Inc., Class A 586,102 183,449,926
Amazon.com, Inc.
(a)
525,828 121,371,619
Meta Platforms, Inc., Class A 191,722 126,553,775
Netflix, Inc.
(a)
1,200,120 112,523,251
$ 543,898,571
Oil & Gas - 3 .82%
Exxon Mobil Corp. 1,026,048 123,474,616
Pharmaceuticals - 10 .72%
AbbVie, Inc. 542,103 123,865,115
Eli Lilly & Co. 117,481 126,254,481
Johnson & Johnson 466,493 96,540,726
$ 346,660,322
Retail - 9 .16%
Costco Wholesale Corp. 150,908 130,134,005
Home Depot, Inc. 202,604 69,716,036
Walmart, Inc. 863,888 96,245,762
$ 296,095,803
Semiconductors - 12 .02%
Broadcom, Inc. 388,438 134,438,392
NVIDIA Corp. 1,361,823 253,979,989
$ 388,418,381
Software - 12 .30%
Microsoft Corp. 414,998 200,701,333
Oracle Corp. 353,879 68,974,556
Palantir Technologies, Inc., Class A
(a)
719,213 127,840,110
$ 397,515,999
TOTAL COMMON STOCKS a $ 3,227,514,776
INVESTMENT COMPANIES - 0 .15 % Shares Held Value
Money Market Funds - 0 .15% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 3.75%
(b)
4,989,055 $ 4,989,055
TOTAL INVESTMENT COMPANIES a $ 4,989,055
Total Investments
100.00%
$ 3,232,503,831
Other Assets and Liabilities - (0.00%) (91,818)
TOTAL NET ASSETS - 100.00% $ 3,232,412,013
(a)
Non-income producing security.
(b)
1-day yield shown as of period end.

Schedule of Investments
Principal U.S. Small-Cap ETF
December 31, 2025 (unaudited)
See accompanying notes.
COMMON STOCKS - 99 .75 % Shares Held Value
Advertising - 0 .02% - —
Nexxen International Ltd.
(a)
42,434 $ 277,518
Aerospace & Defense - 0 .36%
Astronics Corp.
(a)
72,178 3,914,935
Ducommun, Inc.
(a)
16,995 1,616,734
$ 5,531,669
Agriculture - 0 .36%
Fresh Del Monte Produce, Inc. 32,945 1,173,830
Turning Point Brands, Inc. 22,272 2,414,285
Vital Farms, Inc.
(a)
58,239 1,860,154
$ 5,448,269
Airlines - 0 .14%
Sun Country Airlines Holdings, Inc.
(a)
150,210 2,161,522
Apparel - 0 .89%
Carter's, Inc. 146,571 4,753,298
Kontoor Brands, Inc. 59,624 3,642,430
Steven Madden Ltd. 125,269 5,216,201
$ 13,611,929
Auto Manufacturers - 0 .43%
Blue Bird Corp.
(a)
39,691 1,865,477
REV Group, Inc. 78,812 4,792,558
$ 6,658,035
Auto Parts & Equipment - 1 .09%
Cooper-Standard Holdings, Inc.
(a)
25,476 836,377
Dorman Products, Inc.
(a)
14,752 1,817,299
Douglas Dynamics, Inc. 26,960 880,244
Fox Factory Holding Corp.
(a)
61,189 1,046,944
Garrett Motion, Inc. 181,404 3,161,872
Gentherm, Inc.
(a)
27,863 1,013,377
Phinia, Inc. 38,414 2,408,173
Standard Motor Products, Inc. 18,673 688,100
Strattec Security Corp.
(a)
9,152 696,833
Visteon Corp. 32,158 3,058,226
XPEL, Inc.
(a)
22,869 1,141,392
$ 16,748,837
Banks - 5 .26%
Amalgamated Financial Corp. 41,235 1,320,757
BancFirst Corp. 21,416 2,270,524
Bancorp, Inc.
(a)
115,802 7,818,951
Bank First Corp. 31,433 3,829,168
Bank of NT Butterfield & Son Ltd. 32,914 1,639,776
Banner Corp. 43,620 2,733,229
Cadence Bank 297,539 12,746,571
Coastal Financial Corp.
(a)
24,160 2,768,494
Customers Bancorp, Inc.
(a)
58,972 4,312,033
CVB Financial Corp. 167,002 3,106,237
Enterprise Financial Services Corp. 34,646 1,870,884
Esquire Financial Holdings, Inc. 23,641 2,413,037
First BanCorp 219,380 4,547,747
First Business Financial Services, Inc. 11,021 598,440
First Financial Corp. 11,682 705,827
First Merchants Corp. 61,552 2,306,969
Hancock Whitney Corp. 142,145 9,051,794
Heritage Financial Corp. 37,311 882,405
Metropolitan Bank Holding Corp. 17,104 1,306,061
NB Bancorp, Inc. 62,752 1,243,745
Nicolet Bankshares, Inc. 16,123 1,955,720
OFG Bancorp 50,431 2,066,662
Old Second Bancorp, Inc. 47,611 928,415
Preferred Bank 15,896 1,501,059
Republic Bancorp, Inc., Class A 9,431 650,645
Stock Yards Bancorp, Inc. 25,313 1,644,079
Trustmark Corp. 60,740 2,365,823
Unity Bancorp, Inc. 16,084 831,865
Westamerica BanCorp 26,733 1,278,639
$ 80,695,556
Beverages - 0 .28%
MGP Ingredients, Inc. 29,257 710,945
Vita Coco Co., Inc.
(a)
68,908 3,652,813
$ 4,363,758
COMMON STOCKS (continued) Shares Held Value
Biotechnology - 4 .30%
ACADIA Pharmaceuticals, Inc.
(a)
146,717 $ 3,918,811
ADMA Biologics, Inc.
(a)
265,552 4,843,669
Amicus Therapeutics, Inc.
(a)
381,922 5,438,569
ANI Pharmaceuticals, Inc.
(a)
22,479 1,774,492
ARS Pharmaceuticals, Inc.
(a),(b)
109,282 1,273,135
Aurinia Pharmaceuticals, Inc.
(a)
108,195 1,725,710
BioCryst Pharmaceuticals, Inc.
(a)
364,196 2,840,729
Bridgebio Pharma, Inc.
(a)
196,510 15,031,050
Cytek Biosciences, Inc.
(a)
142,578 720,019
Esperion Therapeutics, Inc.
(a)
265,027 980,600
Krystal Biotech, Inc.
(a)
28,414 7,005,188
Niagen Bioscience, Inc.
(a)
115,515 734,675
PTC Therapeutics, Inc.
(a)
95,345 7,242,406
Rigel Pharmaceuticals, Inc.
(a)
19,762 846,407
Stoke Therapeutics, Inc.
(a)
67,632 2,146,640
TG Therapeutics, Inc.
(a)
197,056 5,874,239
Veracyte, Inc.
(a)
87,410 3,679,961
$ 66,076,300
Building Materials - 1 .14%
Gibraltar Industries, Inc.
(a)
30,851 1,525,273
Griffon Corp. 44,955 3,310,936
Knife River Corp.
(a)
81,723 5,749,213
SPX Technologies, Inc.
(a)
23,696 4,740,622
Tecnoglass, Inc. 43,771 2,202,557
$ 17,528,601
Chemicals - 1 .60%
Balchem Corp. 21,354 3,274,849
Cabot Corp. 50,551 3,350,520
Hawkins, Inc. 19,768 2,808,242
Intrepid Potash, Inc.
(a)
31,602 876,324
Koppers Holdings, Inc. 23,024 623,490
Minerals Technologies, Inc. 34,364 2,094,486
Oil-Dri Corp. of America 5,260 257,424
Perimeter Solutions, Inc.
(a)
118,896 3,273,207
Quaker Chemical Corp. 23,883 3,279,375
Sensient Technologies Corp. 41,210 3,871,680
Stepan Co. 16,998 805,025
$ 24,514,622
Coal - 0 .11%
Ramaco Resources, Inc., Class A
(a),(b)
34,279 617,022
SunCoke Energy, Inc. 149,380 1,075,536
$ 1,692,558
Commercial Services - 5 .70%
Adtalem Global Education, Inc.
(a)
35,859 3,710,331
Alarm.com Holdings, Inc.
(a)
46,841 2,389,828
American Public Education, Inc.
(a)
33,089 1,250,764
AMN Healthcare Services, Inc.
(a)
81,428 1,283,305
Barrett Business Services, Inc. 21,150 765,841
Carriage Services, Inc. 12,041 509,334
Cimpress PLC
(a)
31,358 2,088,129
CompoSecure, Inc., Class A
(a)
89,159 1,718,986
CoreCivic, Inc.
(a)
137,269 2,623,211
Coursera, Inc.
(a)
80,268 590,772
Cross Country Healthcare, Inc.
(a)
46,457 376,302
EVERTEC, Inc. 61,160 1,779,144
Flywire Corp.
(a)
497,969 7,051,241
Graham Holdings Co., Class B 3,844 4,223,018
Hackett Group, Inc. 54,865 1,077,000
Healthcare Services Group, Inc.
(a)
102,628 1,962,247
Huron Consulting Group, Inc.
(a)
24,921 4,309,090
ICF International, Inc. 19,660 1,676,998
Korn Ferry 48,469 3,199,923
Laureate Education, Inc.
(a)
80,734 2,718,314
Legalzoom.com, Inc.
(a)
141,347 1,403,576
Marqeta, Inc., Class A
(a)
1,042,724 4,952,939
Monro, Inc. 47,864 959,195
NPK International, Inc.
(a)
112,211 1,337,555
Payoneer Global, Inc.
(a)
543,001 3,051,666
Paysafe Ltd.
(a)
99,729 806,808
Perdoceo Education Corp. 64,908 1,903,752

Schedule of Investments
Principal U.S. Small-Cap ETF
December 31, 2025 (unaudited)
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
Commercial Services (continued)
PROG Holdings, Inc. 86,487 $ 2,550,502
Progyny, Inc.
(a)
93,609 2,403,879
Remitly Global, Inc.
(a)
535,759 7,393,474
Repay Holdings Corp.
(a)
240,821 878,997
Sezzle, Inc.
(a)
93,196 5,915,616
Strategic Education, Inc. 18,749 1,503,670
Stride, Inc.
(a)
49,543 3,216,827
Universal Technical Institute, Inc.
(a)
79,372 2,073,990
Willdan Group, Inc.
(a)
18,338 1,900,917
$ 87,557,141
Computers - 1 .86%
ASGN, Inc.
(a)
68,127 3,281,677
Cantaloupe, Inc.
(a)
288,080 3,059,409
Cricut, Inc., Class A
(b)
94,546 468,003
Diebold Nixdorf, Inc.
(a)
29,096 1,975,327
Maximus, Inc. 50,187 4,332,142
Mitek Systems, Inc.
(a)
98,951 1,043,933
OneSpan, Inc. 92,988 1,193,966
Pitney Bowes, Inc. 337,521 3,567,597
Qualys, Inc.
(a)
39,529 5,253,404
Rapid7, Inc.
(a)
137,633 2,092,022
Unisys Corp.
(a)
235,472 649,903
V2X, Inc.
(a)
30,687 1,673,976
$ 28,591,359
Cosmetics & Personal Care - 0 .17%
Prestige Consumer Healthcare, Inc.
(a)
42,435 2,617,815
Distribution & Wholesale - 0 .16%
G-III Apparel Group Ltd. 71,523 2,071,306
Hudson Technologies, Inc.
(a)
57,465 393,635
$ 2,464,941
Diversified Financial Services - 5 .34%
Acadian Asset Management, Inc. 38,313 1,800,711
Artisan Partners Asset Management, Inc.,
Class A 110,691 4,509,551
Atlanticus Holdings Corp.
(a)
10,512 703,779
Dave, Inc.
(a)
55,175 12,216,297
Enact Holdings, Inc. 77,000 3,052,280
Enova International, Inc.
(a)
56,562 8,891,546
International Money Express, Inc.
(a)
71,885 1,104,154
Marex Group PLC 237,483 9,109,848
Oportun Financial Corp.
(a)
90,963 481,194
OppFi, Inc. 266,103 2,783,437
Pagseguro Digital Ltd., Class A 1,200,707 11,574,816
Paysign, Inc.
(a)
98,753 508,578
PJT Partners, Inc., Class A 47,879 8,005,369
StoneX Group, Inc.
(a)
69,663 6,627,041
Victory Capital Holdings, Inc., Class A 65,581 4,137,505
WisdomTree, Inc.
(b)
411,789 5,019,708
World Acceptance Corp.
(a)
10,288 1,444,332
$ 81,970,146
Electric - 1 .18%
Avista Corp. 198,389 7,645,912
TXNM Energy, Inc. 178,210 10,493,005
$ 18,138,917
Electrical Components & Equipment
- 0 .84%
American Superconductor Corp.
(a)
56,368 1,622,271
AZZ, Inc. 27,994 3,000,397
EnerSys 49,144 7,211,882
Graham Corp.
(a)
17,631 1,132,439
$ 12,966,989
Electronics - 4 .11%
Allient, Inc. 20,190 1,085,212
Atmus Filtration Technologies, Inc. 74,753 3,880,428
Badger Meter, Inc. 34,558 6,027,261
ESCO Technologies, Inc. 21,199 4,142,073
Itron, Inc.
(a)
60,857 5,651,181
Kimball Electronics, Inc.
(a)
43,701 1,215,762
Mesa Laboratories, Inc. 14,586 1,145,001
Mirion Technologies, Inc.
(a)
332,754 7,793,099
COMMON STOCKS (continued) Shares Held Value
Electronics (continued)
Napco Security Technologies, Inc. 53,062 $ 2,212,685
OSI Systems, Inc.
(a)
19,494 4,972,140
Plexus Corp.
(a)
20,901 3,072,447
Sanmina Corp.
(a)
51,590 7,742,111
TTM Technologies, Inc.
(a)
206,284 14,233,596
$ 63,172,996
Energy - Alternate Sources - 1 .30%
Nextpower, Inc., Class A
(a)
181,256 15,789,210
REX American Resources Corp.
(a)
26,440 854,541
Shoals Technologies Group, Inc., Class A
(a)
384,519 3,268,411
$ 19,912,162
Engineering & Construction - 5 .03%
Argan, Inc. 42,660 13,366,231
Bowman Consulting Group Ltd.
(a)
14,632 483,149
Construction Partners, Inc., Class A
(a)
58,818 6,384,694
Dycom Industries, Inc.
(a)
36,137 12,210,692
Exponent, Inc. 40,699 2,826,953
Frontdoor, Inc.
(a)
53,048 3,060,339
Granite Construction, Inc. 56,936 6,567,568
Great Lakes Dredge & Dock Corp.
(a)
76,247 1,000,361
IES Holdings, Inc.
(a)
16,373 6,369,424
MYR Group, Inc.
(a)
22,513 4,919,090
Primoris Services Corp. 78,378 9,729,845
Sterling Infrastructure, Inc.
(a)
33,525 10,266,361
$ 77,184,707
Entertainment - 0 .59%
Accel Entertainment, Inc.
(a)
50,749 579,046
IMAX Corp.
(a)
106,415 3,933,099
Monarch Casino & Resort, Inc. 10,951 1,048,011
Rush Street Interactive, Inc.
(a)
90,470 1,757,832
Super Group SGHC Ltd. 150,214 1,795,057
$ 9,113,045
Environmental Control - 0 .16%
CECO Environmental Corp.
(a)
26,469 1,584,170
Energy Recovery, Inc.
(a)
59,980 809,130
$ 2,393,300
Food - 1 .24%
Cal-Maine Foods, Inc. 73,742 5,867,651
Chefs' Warehouse, Inc.
(a)
42,125 2,625,651
Marzetti Co. 12,981 2,134,336
Mission Produce, Inc.
(a)
26,264 304,662
Nathan's Famous, Inc. 7,940 742,946
Seneca Foods Corp., Class A
(a)
6,362 703,828
Simply Good Foods Co.
(a)
122,496 2,459,720
Tootsie Roll Industries, Inc.
(b)
17,478 640,219
United Natural Foods, Inc.
(a)
103,638 3,489,492
$ 18,968,505
Forest Products & Paper - 0 .16%
Sylvamo Corp. 52,356 2,520,941
Gas - 1 .05%
Northwest Natural Holding Co. 107,481 5,023,662
Spire, Inc. 134,414 11,116,038
$ 16,139,700
Hand & Machine Tools - 0 .46%
Franklin Electric Co., Inc. 30,727 2,935,350
Kennametal, Inc. 146,299 4,156,355
$ 7,091,705
Healthcare - Products - 5 .16%
10X Genomics, Inc., Class A
(a)
243,826 3,976,802
Adaptive Biotechnologies Corp.
(a)
135,567 2,201,608
Alphatec Holdings, Inc.
(a)
84,303 1,773,735
Artivion, Inc.
(a)
26,622 1,214,229
AtriCure, Inc.
(a)
41,281 1,633,076
Avanos Medical, Inc.
(a)
71,631 804,416
Axogen, Inc.
(a)
77,184 2,526,232
Bioventus, Inc., Class A
(a)
78,587 584,687
CareDx, Inc.
(a)
75,547 1,423,305
Castle Biosciences, Inc.
(a)
34,621 1,346,757
CONMED Corp. 37,176 1,509,346
Embecta Corp. 57,381 681,686

Schedule of Investments
Principal U.S. Small-Cap ETF
December 31, 2025 (unaudited)
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
Healthcare - Products (continued)
Guardant Health, Inc.
(a)
146,604 $ 14,974,133
Haemonetics Corp.
(a)
61,550 4,933,233
ICU Medical, Inc.
(a)
22,208 3,168,415
Integer Holdings Corp.
(a)
38,244 2,999,477
Integra LifeSciences Holdings Corp.
(a)
118,640 1,473,509
iRadimed Corp. 8,001 778,337
iRhythm Technologies, Inc.
(a)
35,523 6,303,201
Lantheus Holdings, Inc.
(a)
82,330 5,479,062
LeMaitre Vascular, Inc. 13,160 1,067,276
LivaNova PLC
(a)
54,039 3,325,020
Merit Medical Systems, Inc.
(a)
48,190 4,247,467
MiMedx Group, Inc.
(a)
98,689 668,125
NeuroPace, Inc.
(a)
56,971 879,632
OmniAb, Inc., Earnout Shares
(a)
1,130 —
OmniAb, Inc., Earnout Shares
(a)
1,130 —
Omnicell, Inc.
(a)
47,887 2,169,281
Semler Scientific, Inc.
(a)
45,034 688,570
SI-BONE, Inc.
(a)
54,871 1,082,056
STAAR Surgical Co.
(a)
25,474 588,195
Tactile Systems Technology, Inc.
(a)
41,648 1,207,792
UFP Technologies, Inc.
(a)
12,582 2,793,581
Varex Imaging Corp.
(a)
56,260 655,429
$ 79,157,670
Healthcare - Services - 3 .29%
Addus HomeCare Corp.
(a)
16,120 1,731,127
Astrana Health, Inc.
(a)
23,597 585,442
BrightSpring Health Services, Inc.
(a)
189,715 7,104,827
Brookdale Senior Living, Inc.
(a)
254,651 2,747,684
Clover Health Investments Corp.
(a),(b)
684,978 1,609,698
CorVel Corp.
(a)
16,298 1,102,886
Ensign Group, Inc. 28,771 5,011,908
GeneDx Holdings Corp.
(a)
28,609 3,720,886
HealthEquity, Inc.
(a)
89,459 8,195,339
LifeStance Health Group, Inc.
(a)
254,075 1,788,688
National HealthCare Corp. 7,813 1,071,084
Option Care Health, Inc.
(a)
130,416 4,155,054
Pediatrix Medical Group, Inc.
(a)
73,140 1,564,465
Pennant Group, Inc.
(a)
31,812 895,508
Privia Health Group, Inc.
(a)
87,582 2,076,569
Surgery Partners, Inc.
(a)
118,179 1,825,865
Teladoc Health, Inc.
(a)
579,922 4,059,454
U.S. Physical Therapy, Inc. 15,973 1,247,332
$ 50,493,816
Home Builders - 1 .51%
Cavco Industries, Inc.
(a)
14,240 8,412,138
Green Brick Partners, Inc.
(a)
23,693 1,484,603
Installed Building Products, Inc. 26,124 6,776,304
LCI Industries 30,544 3,706,209
M/I Homes, Inc.
(a)
22,419 2,868,511
$ 23,247,765
Household Products & Wares - 0 .10%
ACCO Brands Corp. 150,482 561,298
Helen of Troy Ltd.
(a)
46,461 987,296
$ 1,548,594
Housewares - 0 .09%
Central Garden & Pet Co.
(a)
7,884 253,471
Central Garden & Pet Co., Class A
(a)
37,570 1,096,668
$ 1,350,139
Insurance - 3 .52%
Bowhead Specialty Holdings, Inc.
(a)
47,639 1,359,617
Donegal Group, Inc., Class A 33,392 667,172
Goosehead Insurance, Inc., Class A 59,456 4,378,934
Hamilton Insurance Group Ltd., Class B
(a)
97,338 2,715,730
HCI Group, Inc. 33,008 6,327,304
Heritage Insurance Holdings, Inc.
(a)
99,775 2,919,416
Hippo Holdings, Inc.
(a)
45,109 1,356,879
Horace Mann Educators Corp. 57,837 2,670,913
NMI Holdings, Inc.
(a)
113,581 4,632,969
Palomar Holdings, Inc.
(a)
80,976 10,912,326
Root, Inc., Class A
(a)
66,197 4,781,409
COMMON STOCKS (continued) Shares Held Value
Insurance (continued)
Skyward Specialty Insurance Group, Inc.
(a)
88,347 $ 4,515,415
Trupanion, Inc.
(a)
106,875 3,993,919
United Fire Group, Inc. 24,230 880,760
Universal Insurance Holdings, Inc. 57,482 1,942,892
$ 54,055,655
Internet - 2 .88%
Angi, Inc.
(a)
76,908 994,420
Bumble, Inc., Class A
(a)
143,645 512,813
Cargurus, Inc.
(a)
93,108 3,570,692
ePlus, Inc. 26,020 2,281,954
EverQuote, Inc., Class A
(a)
41,391 1,117,557
fuboTV, Inc., Class A
(a)
873,564 2,201,381
Gambling.com Group Ltd.
(a)
42,985 234,698
Grindr, Inc.
(a)
239,595 3,244,116
HealthStream, Inc. 28,946 667,784
Hims & Hers Health, Inc.
(a),(b)
195,633 6,352,204
LifeMD, Inc.
(a)
105,075 358,306
Magnite, Inc.
(a)
228,948 3,715,826
MediaAlpha, Inc., Class A
(a)
33,396 432,478
OptimizeRx Corp.
(a)
26,597 326,079
Revolve Group, Inc.
(a)
129,809 3,918,934
Shutterstock, Inc. 22,475 429,273
Sprinklr, Inc., Class A
(a)
328,134 2,552,883
Upwork, Inc.
(a)
340,255 6,743,854
Yelp, Inc.
(a)
95,194 2,892,946
Ziff Davis, Inc.
(a)
45,650 1,604,597
$ 44,152,795
Leisure Time - 0 .94%
Acushnet Holdings Corp. 35,522 2,835,366
Life Time Group Holdings, Inc.
(a)
266,603 7,086,308
Lindblad Expeditions Holdings, Inc.
(a)
45,472 655,706
OneSpaWorld Holdings Ltd. 53,113 1,101,564
Patrick Industries, Inc. 24,930 2,703,160
$ 14,382,104
Machinery - Construction & Mining
- 0 .11%
Astec Industries, Inc. 22,763 986,093
Manitowoc Co., Inc.
(a)
54,912 658,395
$ 1,644,488
Machinery - Diversified - 2 .46%
Alamo Group, Inc. 13,222 2,219,577
Cactus, Inc., Class A 83,078 3,795,003
Chart Industries, Inc.
(a)
51,092 10,536,703
Columbus McKinnon Corp. 63,590 1,096,928
DXP Enterprises, Inc.
(a)
15,699 1,723,593
Lindsay Corp. 14,476 1,706,286
Mueller Water Products, Inc., Class A 159,972 3,810,533
Power Solutions International, Inc.
(a)
23,773 1,358,389
Thermon Group Holdings, Inc.
(a)
33,385 1,240,587
Watts Water Technologies, Inc., Class A 22,002 6,072,992
Zurn Elkay Water Solutions Corp. 90,570 4,210,599
$ 37,771,190
Media - 0 .40%
AMC Networks, Inc., Class A
(a)
46,257 440,367
Cable One, Inc. 18,409 2,077,456
CuriosityStream, Inc. 52,008 197,630
Gray Media,
Inc.
136,975 662,959
TEGNA, Inc. 144,030 2,795,622
$ 6,174,034
Metal Fabrication & Hardware - 0 .13%
Janus International Group, Inc.
(a)
127,666 834,936
Proto Labs, Inc.
(a)
23,812 1,204,649
$ 2,039,585
Mining - 2 .35%
Caledonia Mining Corp. PLC 22,393 586,025
Centrus Energy Corp., Class A
(a),(b)
45,448 11,032,956
Century Aluminum Co.
(a)
146,231 5,729,331
Coeur Mining, Inc.
(a)
874,848 15,598,540
Idaho Strategic Resources, Inc.
(a)
21,032 847,590

Schedule of Investments
Principal U.S. Small-Cap ETF
December 31, 2025 (unaudited)
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
Mining (continued)
U.S. Lime & Minerals, Inc. 18,514 $ 2,216,866
$ 36,011,308
Miscellaneous Manufacturers - 1 .37%
Byrna Technologies, Inc.
(a),(b)
52,895 888,107
Fabrinet
(a)
29,408 13,388,874
Federal Signal Corp. 56,320 6,115,789
Myers Industries, Inc. 35,613 666,675
$ 21,059,445
Office Furnishings - 0 .20%
HNI Corp. 43,718 1,837,904
Interface, Inc. 44,078 1,230,658
$ 3,068,562
Oil & Gas - 1 .13%
California Resources Corp. 101,862 4,554,250
HighPeak Energy, Inc.
(b)
54,577 258,695
Par Pacific Holdings, Inc.
(a)
168,021 5,904,258
PrimeEnergy Resources Corp.
(a),(b)
8,152 1,393,992
Riley Exploration Permian, Inc. 18,682 493,205
Talos Energy, Inc.
(a)
369,023 4,066,633
Vitesse Energy, Inc.
(b)
38,304 737,735
$ 17,408,768
Oil & Gas Services - 2 .00%
Core Laboratories, Inc. 71,543 1,146,834
Expro Group Holdings NV
(a)
65,558 875,199
Flotek Industries, Inc.
(a)
72,262 1,245,074
Helix Energy Solutions Group, Inc.
(a)
202,366 1,268,835
Innovex International, Inc.
(a)
51,892 1,134,878
Kodiak Gas Services, Inc. 126,197 4,719,768
Liberty Energy, Inc. 373,368 6,892,373
National Energy Services Reunited Corp.
(a)
82,673 1,294,659
Oceaneering International, Inc.
(a)
99,947 2,401,727
Oil States International, Inc.
(a)
116,084 785,889
Ranger Energy Services, Inc., Class A 33,297 465,492
Solaris Energy Infrastructure, Inc. 98,431 4,524,873
TETRA Technologies, Inc.
(a)
135,649 1,271,031
Tidewater, Inc.
(a)
52,917 2,672,838
$ 30,699,470
Packaging & Containers - 0 .30%
Ardagh Metal Packaging SA 286,058 1,172,838
Greif, Inc., Class A 29,217 1,977,991
TriMas Corp. 42,952 1,522,648
$ 4,673,477
Pharmaceuticals - 2 .52%
AdaptHealth Corp.
(a)
120,212 1,197,311
Akebia Therapeutics, Inc.
(a)
314,729 506,714
Alkermes PLC
(a)
158,844 4,444,455
Amneal Pharmaceuticals, Inc.
(a)
146,323 1,843,670
Amphastar Pharmaceuticals, Inc.
(a)
49,278 1,319,665
Catalyst Pharmaceuticals, Inc.
(a)
131,164 3,061,368
Collegium Pharmaceutical, Inc.
(a)
28,062 1,299,270
CorMedix, Inc.
(a),(b)
122,355 1,422,989
Fulcrum Therapeutics, Inc.
(a)
95,813 1,083,645
Harmony Biosciences Holdings, Inc.
(a)
62,294 2,331,041
Indivior PLC
(a)
96,736 3,470,888
MannKind Corp.
(a)
315,946 1,791,414
Mirum Pharmaceuticals, Inc.
(a)
29,228 2,308,720
Pacira BioSciences, Inc.
(a)
56,236 1,455,388
Phibro Animal Health Corp., Class A 31,803 1,188,160
Protagonist Therapeutics, Inc.
(a)
66,950 5,847,413
SIGA Technologies, Inc. 61,374 374,995
Supernus Pharmaceuticals, Inc.
(a)
52,834 2,625,850
Xeris Biopharma Holdings, Inc.
(a)
141,491 1,110,704
$ 38,683,660
Pipelines - 0 .11%
Excelerate Energy, Inc., Class A 60,084 1,685,356
Private Equity - 0 .19%
P10, Inc., Class A 120,052 1,177,710
Patria Investments Ltd., Class A 106,586 1,693,652
$ 2,871,362
COMMON STOCKS (continued) Shares Held Value
Real Estate - 1 .12%
Compass, Inc., Class A
(a)
921,994 $ 9,745,476
Cushman & Wakefield Ltd.
(a)
255,954 4,143,895
eXp World Holdings, Inc.
(b)
157,292 1,423,493
McGrath RentCorp 18,332 1,923,577
$ 17,236,441
REITs - 5 .38%
American Assets Trust, Inc. 71,855 1,360,215
American Healthcare REIT, Inc. 214,681 10,102,888
Apollo Commercial Real Estate Finance, Inc. 229,803 2,224,493
Broadstone Net Lease, Inc. 254,462 4,420,005
CareTrust REIT, Inc. 263,988 9,545,806
CBL & Associates Properties, Inc. 19,010 703,370
Community Healthcare Trust, Inc. 39,818 653,812
COPT Defense Properties 143,688 3,994,526
Easterly Government Properties, Inc. 80,134 1,698,039
Elme Communities 98,942 1,721,591
Farmland Partners, Inc. 75,955 736,004
Four Corners Property Trust, Inc. 103,410 2,384,635
Getty Realty Corp. 59,757 1,635,549
Innovative Industrial Properties, Inc. 50,491 2,391,254
InvenTrust Properties Corp. 62,532 1,764,028
LTC Properties, Inc. 60,768 2,089,204
NETSTREIT Corp. 160,057 2,823,406
Outfront Media, Inc. 245,543 5,917,586
Plymouth Industrial REIT, Inc. 66,664 1,458,608
RLJ Lodging Trust 308,677 2,299,644
Ryman Hospitality Properties, Inc. 109,441 10,355,307
Safehold, Inc. 62,793 859,636
Sila Realty Trust, Inc. 58,956 1,374,264
Summit Hotel Properties, Inc. 186,183 906,711
Terreno Realty Corp. 148,726 8,731,703
Universal Health Realty Income Trust 10,903 427,507
$ 82,579,791
Retail - 3 .73%
Abercrombie & Fitch Co., Class A
(a)
98,500 12,398,195
Brinker International, Inc.
(a)
66,565 9,553,409
Build-A-Bear Workshop, Inc. 23,615 1,446,891
Cheesecake Factory, Inc. 120,773 6,096,621
FirstCash Holdings, Inc. 54,464 8,680,472
Jack in the Box, Inc. 81,192 1,538,588
La-Z-Boy, Inc. 52,040 1,939,531
PriceSmart, Inc. 18,410 2,258,355
Sally Beauty Holdings, Inc.
(a)
150,240 2,142,422
Sonic Automotive, Inc., Class A 21,272 1,315,886
Urban Outfitters, Inc.
(a)
132,418 9,965,779
$ 57,336,149
Savings & Loans - 0 .58%
Axos Financial, Inc.
(a)
67,342 5,802,187
Home Bancorp, Inc. 11,973 692,039
Provident Financial Services, Inc. 124,297 2,454,866
$ 8,949,092
Semiconductors - 1 .43%
ACM Research, Inc., Class A
(a)
129,358 5,103,173
Axcelis Technologies, Inc.
(a)
52,243 4,197,203
Photronics, Inc.
(a)
83,386 2,668,352
Rambus, Inc.
(a)
97,822 8,988,863
SkyWater Technology, Inc.
(a)
57,606 1,046,125
$ 22,003,716
Software - 7 .18%
ACI Worldwide, Inc.
(a)
88,246 4,219,041
Alignment Healthcare, Inc.
(a)
244,107 4,821,113
Bandwidth, Inc., Class A
(a)
26,462 408,838
BlackLine, Inc.
(a)
86,683 4,792,703
Box, Inc., Class A
(a)
225,294 6,738,544
Clear Secure, Inc., Class A 150,102 5,265,578
Clearwater Analytics Holdings, Inc., Class A
(a)
444,822 10,729,107
Climb Global Solutions, Inc. 12,283 1,262,570
Commerce.com, Inc.
(a)
235,518 970,334
Commvault Systems, Inc.
(a)
49,192 6,166,709
CSG Systems International, Inc. 26,616 2,041,181

Schedule of Investments
Principal U.S. Small-Cap ETF
December 31, 2025 (unaudited)
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
Software (continued)
Digi International, Inc.
(a)
35,906 $ 1,554,371
DigitalOcean Holdings, Inc.
(a)
106,065 5,103,848
Five9, Inc.
(a)
240,853 4,829,103
Freshworks, Inc., Class A
(a)
411,657 5,042,798
GigaCloud Technology, Inc., Class A
(a)
28,210 1,108,089
IBEX Holdings Ltd.
(a)
22,650 864,777
Innodata, Inc.
(a),(b)
133,247 6,788,935
Life360, Inc.
(a),(b)
82,299 5,278,658
LiveRamp Holdings, Inc.
(a)
75,543 2,218,698
N-able, Inc.
(a)
188,862 1,412,688
Nutex Health, Inc.
(a),(b)
14,549 2,395,056
Pagaya Technologies Ltd., Class A
(a)
117,656 2,459,010
PagerDuty, Inc.
(a)
202,586 2,655,902
Phreesia, Inc.
(a)
49,276 833,750
Planet Labs PBC
(a)
245,350 4,838,302
Red Violet, Inc. 25,463 1,450,118
Simulations Plus, Inc.
(a)
46,836 853,820
SPS Commerce, Inc.
(a)
46,378 4,133,671
Talkspace, Inc.
(a)
272,878 990,547
TruBridge, Inc.
(a)
31,950 705,136
Viant Technology, Inc., Class A
(a)
70,720 851,469
VTEX, Class A
(a)
246,354 926,291
Waystar Holding Corp.
(a)
137,468 4,502,077
Yext, Inc.
(a)
129,585 1,044,455
$ 110,257,287
Telecommunications - 2 .03%
A10 Networks, Inc. 109,344 1,934,295
BlackSky Technology, Inc.
(a),(b)
94,499 1,771,856
Clearfield, Inc.
(a)
33,647 980,810
Credo Technology Group Holding Ltd.
(a)
84,860 12,210,505
Frequency Electronics, Inc.
(a),(b)
34,810 1,874,171
IDT Corp., Class B 19,976 1,022,971
InterDigital, Inc. 23,195 7,384,824
NETGEAR, Inc.
(a)
73,409 1,800,723
Preformed Line Products Co.
(b)
10,393 2,148,337
$ 31,128,492
Textiles - 0 .21%
UniFirst Corp. 17,063 3,291,453
Transportation - 1 .49%
Ardmore Shipping Corp. 77,568 821,445
Costamare, Inc. 76,147 1,202,361
DHT Holdings, Inc. 187,463 2,288,923
Matson, Inc. 49,062 6,061,610
Navigator Holdings Ltd. 54,652 946,573
Scorpio Tankers, Inc. 114,768 5,833,658
Teekay Corp. Ltd. 120,038 1,083,943
Teekay Tankers Ltd., Class A 54,155 2,892,960
World Kinect Corp. 74,523 1,746,074
$ 22,877,547
Water - 0 .51%
Consolidated Water Co. Ltd. 75,175 2,652,926
Middlesex Water Co. 61,700 3,110,914
York Water Co.
(b)
64,905 2,066,575
$ 7,830,415
TOTAL COMMON STOCKS a $ 1,531,783,169
INVESTMENT COMPANIES - 2 .25 % Shares Held Value
Money Market Funds - 2 .25% - —
Principal Government Money Market Fund,
Class R-6 3.67%
(c),(d),(e)
31,413,727 $ 31,413,727
State Street Institutional U.S. Government
Money Market Fund, Premier Class 3.75%
(c)
3,140,988 3,140,988
TOTAL INVESTMENT COMPANIES a $ 34,554,715
Total Investments
102.00%
$ 1,566,337,884
Other Assets and Liabilities - (2.00%) (30,649,618)
TOTAL NET ASSETS - 100.00% $ 1,535,688,266
(a)
Non-income producing security.
(b)
Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $29,991,810 or 1.95% of net assets.
(c)
1-day yield shown as of period end.
(d)
Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e)
Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $31,413,727 or 2.05% of net assets.

Schedule of Investments
Principal U.S. Small-Cap ETF
December 31, 2025 (unaudited)
See accompanying notes.
Affiliated Securities
June 30, 2025
Value
Purchases
Cost
Sales
Proceeds
December 31, 2025
Value
Principal Government Money Market Fund, Class R-6 3.67% $ 4,091,677 $ 188,749,060 $ 161,427,010 $ 31,413,727
$ 4,091,677 $ 188,749,060 $ 161,427,010 $ 31,413,727
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Government Money Market Fund, Class R-6 3.67% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Value ETF
December 31, 2025 (unaudited)
See accompanying notes.
COMMON STOCKS - 99 .74 % Shares Held Value
Advertising - 0 .86% - —
Omnicom Group, Inc. 13,221 $ 1,067,596
Aerospace & Defense - 3 .22%
General Dynamics Corp. 3,343 1,125,454
General Electric Co. 5,439 1,675,375
L3Harris Technologies, Inc. 4,115 1,208,041
$ 4,008,870
Agriculture - 1 .92%
Altria Group, Inc. 23,600 1,360,776
Archer-Daniels-Midland Co. 17,928 1,030,681
$ 2,391,457
Auto Manufacturers - 2 .78%
Cummins, Inc. 2,059 1,051,017
Ford Motor Co. 86,546 1,135,483
Tesla, Inc.
(a)
2,832 1,273,607
$ 3,460,107
Banks - 6 .20%
Bank of America Corp. 47,750 2,626,250
Goldman Sachs Group, Inc. 1,534 1,348,386
JPMorgan Chase & Co. 1,044 336,398
M&T Bank Corp. 5,335 1,074,896
Northern Trust Corp. 4,646 634,597
U.S. Bancorp 24,622 1,313,830
Wells Fargo & Co. 4,263 397,311
$ 7,731,668
Beverages - 0 .96%
Molson Coors Beverage Co., Class B 20,595 961,375
PepsiCo, Inc. 1,670 239,678
$ 1,201,053
Biotechnology - 2 .01%
Amgen, Inc. 3,760 1,230,686
Gilead Sciences, Inc. 10,380 1,274,041
$ 2,504,727
Building Materials - 0 .20%
CRH PLC 1,990 248,352
Chemicals - 0 .80%
DuPont de Nemours, Inc. 24,973 1,003,915
Commercial Services - 2 .81%
Automatic Data Processing, Inc. 5,365 1,380,039
Global Payments, Inc. 12,585 974,079
PayPal Holdings, Inc. 19,600 1,144,248
$ 3,498,366
Computers - 11 .95%
Accenture PLC, Class A 6,284 1,685,997
Apple, Inc. 37,230 10,121,348
HP, Inc. 27,203 606,083
International Business Machines Corp. 5,079 1,504,450
NetApp, Inc. 9,074 971,735
$ 14,889,613
Cosmetics & Personal Care - 1 .98%
Procter & Gamble Co. 17,256 2,472,957
Diversified Financial Services - 4 .85%
American Express Co. 3,256 1,204,557
Ameriprise Financial, Inc. 820 402,079
Capital One Financial Corp. 3,141 761,253
Invesco Ltd. 37,968 997,419
Mastercard, Inc., Class A 2,326 1,327,867
Synchrony Financial 12,857 1,072,659
Visa, Inc., Class A 780 273,554
$ 6,039,388
Electric - 1 .77%
Constellation Energy Corp. 715 252,588
Edison International 16,401 984,388
NRG Energy, Inc. 6,072 966,905
$ 2,203,881
Electrical Components & Equipment
- 0 .94%
AMETEK, Inc. 5,734 1,177,248
Electronics - 1 .60%
Allegion PLC 6,048 962,963
COMMON STOCKS (continued) Shares Held Value
Electronics (continued)
TE Connectivity PLC 4,518 $ 1,027,890
$ 1,990,853
Food - 0 .83%
Kraft Heinz Co. 42,499 1,030,601
Healthcare - Products - 0 .40%
Abbott Laboratories 2,005 251,206
Thermo Fisher Scientific, Inc. 440 254,958
$ 506,164
Healthcare - Services - 2 .80%
Cigna Group 4,626 1,273,214
UnitedHealth Group, Inc. 6,700 2,211,737
$ 3,484,951
Home Builders - 0 .18%
DR Horton, Inc. 1,607 231,456
Insurance - 6 .00%
Allstate Corp. 5,756 1,198,111
Arch Capital Group Ltd.
(a)
11,704 1,122,648
Chubb Ltd. 4,708 1,469,461
Globe Life, Inc. 1,804 252,308
Hartford Insurance Group, Inc. 8,253 1,137,263
MetLife, Inc. 13,150 1,038,061
Travelers Cos., Inc. 4,331 1,256,250
$ 7,474,102
Internet - 4 .02%
Airbnb, Inc., Class A
(a)
8,383 1,137,741
Amazon.com, Inc.
(a)
16,776 3,872,236
$ 5,009,977
Machinery - Diversified - 0 .80%
Rockwell Automation, Inc. 2,560 996,019
Media - 2 .03%
Comcast Corp., Class A 51,001 1,524,420
Fox Corp., Class A 13,798 1,008,220
$ 2,532,640
Miscellaneous Manufacturers - 1 .89%
Illinois Tool Works, Inc. 4,831 1,189,875
Parker-Hannifin Corp. 1,321 1,161,106
$ 2,350,981
Oil & Gas - 2 .98%
APA Corp. 38,009 929,700
Chevron Corp. 2,412 367,613
Exxon Mobil Corp. 11,366 1,367,784
Marathon Petroleum Corp. 6,460 1,050,590
$ 3,715,687
Oil & Gas Services - 0 .43%
SLB Ltd. 14,127 542,194
Pharmaceuticals - 9 .98%
AbbVie, Inc. 8,561 1,956,103
Bristol-Myers Squibb Co. 27,167 1,465,388
Cardinal Health, Inc. 5,852 1,202,586
Cencora, Inc. 3,338 1,127,409
Johnson & Johnson 8,945 1,851,168
McKesson Corp. 1,714 1,405,977
Merck & Co., Inc. 20,700 2,178,882
Zoetis, Inc. 9,899 1,245,492
$ 12,433,005
REITs - 2 .63%
Alexandria Real Estate Equities, Inc. 20,940 1,024,803
American Tower Corp. 7,317 1,284,646
Host Hotels & Resorts, Inc. 54,318 963,058
$ 3,272,507
Retail - 7 .15%
Best Buy Co., Inc. 13,739 919,551
Costco Wholesale Corp. 971 837,332
Dollar Tree, Inc.
(a)
8,135 1,000,687
Home Depot, Inc. 1,953 672,027
Ross Stores, Inc. 5,958 1,073,274
TJX Cos., Inc. 8,281 1,272,045
Walmart, Inc. 28,110 3,131,735
$ 8,906,651

Schedule of Investments
Principal Value ETF
December 31, 2025 (unaudited)
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
Semiconductors - 2 .03%
QUALCOMM, Inc. 10,150 $ 1,736,158
Skyworks Solutions, Inc. 12,496 792,371
$ 2,528,529
Software - 4 .88%
Adobe, Inc.
(a)
4,540 1,588,955
Fiserv, Inc.
(a)
16,194 1,087,751
Intuit, Inc. 1,969 1,304,305
Salesforce, Inc. 7,929 2,100,471
$ 6,081,482
Telecommunications - 4 .61%
AT&T, Inc. 41,282 1,025,445
Cisco Systems, Inc. 20,503 1,579,346
T-Mobile U.S., Inc. 6,994 1,420,062
Verizon Communications, Inc. 42,182 1,718,073
$ 5,742,926
Transportation - 1 .25%
CH Robinson Worldwide, Inc. 6,548 1,052,657
FedEx Corp. 1,735 501,172
$ 1,553,829
TOTAL COMMON STOCKS a $ 124,283,752
INVESTMENT COMPANIES - 0 .08 % Shares Held Value
Money Market Funds - 0 .08% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 3.75%
(b)
95,297 $ 95,297
TOTAL INVESTMENT COMPANIES a $ 95,297
Total Investments
99.82%
$ 124,379,049
Other Assets and Liabilities - 0.18% 222,485
TOTAL NET ASSETS - 100.00% $ 124,601,534
(a)
Non-income producing security.
(b)
1-day yield shown as of period end.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
(unaudited)
Principal Active High Yield ETF
For a share outstanding:
Period ended
December 31,
2025
(a)
Year ended
June 30,
2025
Year ended
June 30,
2024
Year ended
June 30,
2023
Year ended
June 30,
2022
Year ended
June 30,
2021
Net asset value, beginning of period $ 19 .26 $ 19 .02 $ 18 .28 $ 17 .71 $ 20 .85
(b)
$ 18 .07
(b)
Investment Operations:
Net investment income (loss)
(c)
0 .68 1 .39 1 .30 1 .05 0 .90 0 .77
(b)
Net realized and change in unrealized gain (loss) ( 0 .16 ) 0 .24 0 .73 0 .70 ( 2 .90 ) 2 .82
(b)
Total from investment operations 0 .52 1 .63 2 .03 1 .75 ( 2 .00 ) 3 .59
(b)
Dividends to Shareholders from:
Net investment income ( 0 .81 ) ( 1 .39 ) ( 1 .29 ) ( 1 .18 ) ( 1 .14 ) ( 0 .81 )
(b)
Total dividends to shareholders ( 0 .81 ) ( 1 .39 ) ( 1 .29 ) ( 1 .18 ) ( 1 .14 ) ( 0 .81 )
(b)
Net asset value, end of period $ 18 .97 $ 19 .26 $ 19 .02 $ 18 .28 $ 17 .71 $ 20 .85
(b)
Total return 2 .77%
(d)
8 .92% 11 .50% 10 .15% ( 10 .65 ) % 20 .25%
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 458,983 $ 317,720 $ 212,991 $ 105,094 $ 218,775 $ 232,443
Ratio of expenses to average net assets 0 .39%
(e)
0 .39% 0 .39% 0 .39% 0 .41% 0 .49%
Ratio of net investment income (loss) to average net
assets 7 .10%
(e)
7 .27% 6 .99% 5 .84% 4 .46% 3 .90%
Portfolio turnover rate
(f)
27 .4% 45 .8% 42 .2% 34 .5% 110 .5% 19 .5%
(a)
Six months ended December 31, 2025.
(b)
Reflects a 2 to 1 stock split effective after the close of trading on August 30, 2021.
(c)
Calculated on average shares outstanding during the period.
(d)
Total return amounts have not been annualized.
(e)
Computed on an annualized basis.
(f)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
(unaudited)
Principal Capital Appreciation Select ETF
For a share outstanding:
Period ended
December 31,
2025
(a)
Period ended
June 30,
2025
(b)
Net asset value, beginning of period $ 26 .82 $ 25 .00
Investment Operations:
Net investment income (loss)
(c)
0 .08 0 .05
Net realized and change in unrealized gain (loss) 2 .68 1 .77
Total from investment operations 2 .76 1 .82
Dividends to Shareholders from:
Net investment income ( 0 .03 ) —
Total dividends to shareholders ( 0 .03 ) —
Net asset value, end of period $ 29 .55 $ 26 .82
Total return 10 .32%
(d)
7 .26%
(d)
( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 183,811 $ 23,062
Ratio of expenses to average net assets 0 .29%
(e)
0 .29%
(e)
Ratio of net investment income (loss) to average net assets 0 .52%
(e)
0 .78%
(e)
Portfolio turnover rate
(f)
24 .6% 14 .7%
(a)
Six months ended December 31, 2025.
(b)
Period from March 25, 2025, date operations commenced, through June 30, 2025.
(c)
Calculated on average shares outstanding during the period.
(d)
Total return amounts have not been annualized.
(e)
Computed on an annualized basis.
(f)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
(unaudited)
Principal Focused Blue Chip ETF
For a share outstanding:
Period ended
December 31,
2025
(a)
Year ended
June 30,
2025
Period ended
June 30,
2024
(b)
Net asset value, beginning of period $ 36 .60 $ 32 .12 $ 25 .00
Investment Operations:
Net investment income (loss)
(c)
0 .10 0 .00
(d)
0 .05
Net realized and change in unrealized gain (loss) 0 .79 4 .83 7 .12
Total from investment operations 0 .89 4 .83 7 .17
Dividends to Shareholders from:
Net investment income — ( 0 .01 ) ( 0 .05 )
Net realized gains — ( 0 .34 ) —
Total dividends to shareholders — ( 0 .35 ) ( 0 .05 )
Net asset value, end of period $ 37 .49 $ 36 .60 $ 32 .12
Total return 2 .43%
(e)
15 .10% 28 .75%
(e)
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 197,948 $ 134,689 $ 47,544
Ratio of expenses to average net assets 0 .58%
(f)
0 .58% 0 .58%
(f)
Ratio of net investment income (loss) to average net assets 0 .53%
(f)
0 .01% 0 .19%
(f)
Portfolio turnover rate
(g)
28 .6% 24 .7% 15 .4%
(a)
Six months ended December 31, 2025.
(b)
Period from July 12, 2023, date operations commenced, through June 30, 2024.
(c)
Calculated on average shares outstanding during the period.
(d)
Reflects an amount rounding to less than +/- $0.01 per unit or +/- 0.01%.
(e)
Total return amounts have not been annualized.
(f)
Computed on an annualized basis.
(g)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
(unaudited)
Principal International Equity ETF
For a share outstanding:
Period ended
December 31,
2025
(a)
Period ended
June 30,
2025
(b)
Net asset value, beginning of period $ 29 .06 $ 25 .00
Investment Operations:
Net investment income (loss)
(c)
0 .11 0 .82
Net realized and change in unrealized gain (loss) 4 .09 3 .26
Total from investment operations 4 .20 4 .08
Dividends to Shareholders from:
Net investment income ( 0 .42 ) ( 0 .02 )
Total dividends to shareholders ( 0 .42 ) ( 0 .02 )
Net asset value, end of period $ 32 .84 $ 29 .06
Total return 14 .47%
(d)
16 .33%
(d)
( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 1,180,945 $ 770,562
Ratio of expenses to average net assets 0 .48%
(e)
0 .48%
(e)
Ratio of net investment income (loss) to average net assets 0 .69%
(e)
4 .66%
(e)
Portfolio turnover rate
(f)
18 .1% 20 .4%
(a)
Six months ended December 31, 2025.
(b)
Period from November 5, 2024, date operations commenced, through June 30, 2025.
(c)
Calculated on average shares outstanding during the period.
(d)
Total return amounts have not been annualized.
(e)
Computed on an annualized basis.
(f)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
(unaudited)
Principal Investment Grade Corporate Active ETF
For a share outstanding:
Period ended
December 31,
2025
(a)
Year ended
June 30,
2025
Year ended
June 30,
2024
Year ended
June 30,
2023
Year ended
June 30,
2022
Year ended
June 30,
2021
Net asset value, beginning of period $ 20 .73 $ 20 .41 $ 20 .51 $ 21 .84 $ 26 .74 $ 26 .67
Investment Operations:
Net investment income (loss)
(b)
0 .53 1 .06 1 .00 0 .76 0 .65 0 .62
Net realized and change in unrealized gain (loss) 0 .19 0 .32 ( 0 .12 ) ( 0 .60 ) ( 4 .68 ) 0 .69
Total from investment operations 0 .72 1 .38 0 .88 0 .16 ( 4 .03 ) 1 .31
Dividends to Shareholders from:
Net investment income ( 0 .62 ) ( 1 .06 ) ( 0 .98 ) ( 1 .49 ) ( 0 .80 ) ( 0 .79 )
Net realized gains — — — — ( 0 .07 ) ( 0 .45 )
Total dividends to shareholders ( 0 .62 ) ( 1 .06 ) ( 0 .98 ) ( 1 .49 ) ( 0 .87 ) ( 1 .24 )
Net asset value, end of period $ 20 .83 $ 20 .73 $ 20 .41 $ 20 .51 $ 21 .84 $ 26 .74
Total return 3 .48%
(c)
6 .91% 4 .45% 0 .87% ( 15 .47 ) % 4 .90%
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 149,955 $ 105,725 $ 80,626 $ 47,174 $ 369,026 $ 481,271
Ratio of expenses to average net assets 0 .19%
(d)
0 .19% 0 .19% 0 .19% 0 .19% 0 .25%
Ratio of net investment income (loss) to average net
assets 5 .04%
(d)
5 .13% 4 .93% 3 .52% 2 .58% 2 .30%
Portfolio turnover rate
(e)
33 .3% 102 .6% 123 .0% 61 .0% 46 .9% 67 .8%
(a)
Six months ended December 31, 2025.
(b)
Calculated on average shares outstanding during the period.
(c)
Total return amounts have not been annualized.
(d)
Computed on an annualized basis.
(e)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
(unaudited)
Principal Quality ETF
For a share outstanding:
Period ended
December 31,
2025
(a)
Year ended
June 30,
2025
Year ended
June 30,
2024
Year ended
June 30,
2023
Year ended
June 30,
2022
Year ended
June 30,
2021
Net asset value, beginning of period $ 73 .58 $ 68 .23 $ 56 .45 $ 47 .88 $ 53 .17 $ 39 .89
Investment Operations:
Net investment income (loss)
(b)
0 .22 0 .45 0 .54 0 .60 0 .61 0 .57
Net realized and change in unrealized gain (loss) 2 .80 5 .36 11 .77 8 .71 ( 5 .36 ) 13 .22
Total from investment operations 3 .02 5 .81 12 .31 9 .31 ( 4 .75 ) 13 .79
Dividends to Shareholders from:
Net investment income ( 0 .33 ) ( 0 .46 ) ( 0 .53 ) ( 0 .74 ) ( 0 .54 ) ( 0 .51 )
Total dividends to shareholders ( 0 .33 ) ( 0 .46 ) ( 0 .53 ) ( 0 .74 ) ( 0 .54 ) ( 0 .51 )
Net asset value, end of period $ 76 .27 $ 73 .58 $ 68 .23 $ 56 .45 $ 47 .88 $ 53 .17
Total return 4 .11%
(c)
8 .57% 21 .96% 19 .69% ( 9 .07 ) % 34 .83%
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 35,083 $ 54,449 $ 53,221 $ 36,696 $ 45,489 $ 58,486
Ratio of expenses to average net assets 0 .15%
(d)
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Ratio of net investment income (loss) to average net
assets 0 .57%
(d)
0 .65% 0 .87% 1 .18% 1 .11% 1 .22%
Portfolio turnover rate
(e)
34 .6% 39 .3% 57 .1% 47 .7% 96 .0% 45 .1%
(a)
Six months ended December 31, 2025.
(b)
Calculated on average shares outstanding during the period.
(c)
Total return amounts have not been annualized.
(d)
Computed on an annualized basis.
(e)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
(unaudited)
Principal Real Estate Active Opportunities ETF
For a share outstanding:
Period ended
December 31,
2025
(a)
Year ended
June 30,
2025
Year ended
June 30,
2024
Year ended
June 30,
2023
Period ended
June 30,
2022
(b)
Net asset value, beginning of period $ 25 .43 $ 23 .40 $ 22 .68 $ 24 .50 $ 25 .00
Investment Operations:
Net investment income (loss)
(c)
0 .42 0 .66 0 .59 0 .54 0 .10
Net realized and change in unrealized gain (loss) ( 0 .91 ) 1 .97 0 .72 ( 1 .78 ) ( 0 .60 )
Total from investment operations ( 0 .49 ) 2 .63 1 .31 ( 1 .24 ) ( 0 .50 )
Dividends to Shareholders from:
Net investment income ( 0 .51 ) ( 0 .60 ) ( 0 .59 ) ( 0 .48 ) —
Net realized gains — — — ( 0 .10 ) —
Total dividends to shareholders ( 0 .51 ) ( 0 .60 ) ( 0 .59 ) ( 0 .58 ) —
Net asset value, end of period $ 24 .43 $ 25 .43 $ 23 .40 $ 22 .68 $ 24 .50
Total return ( 1 .95 ) %
(d)
11 .34% 5 .90% ( 5 .03 ) % ( 2 .01 ) %
(d)
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 21,501 $ 15,256 $ 10,295 $ 5,443 $ 5,390
Ratio of expenses to average net assets 0 .60%
(e)
0 .61% 0 .65% 0 .65% 0 .65%
(e)
Ratio of net investment income (loss) to average net assets 3 .35%
(e)
2 .63% 2 .61% 2 .33% 3 .51%
(e)
Portfolio turnover rate
(f)
42 .2% 34 .0% 27 .0% 17 .6% 16 .2%
(a)
Six months ended December 31, 2025.
(b)
Period from May 18, 2022, date operations commenced, through June 30, 2022.
(c)
Calculated on average shares outstanding during the period.
(d)
Total return amounts have not been annualized.
(e)
Computed on an annualized basis.
(f)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
(unaudited)
Principal Spectrum Preferred and Income ETF
(a)
For a share outstanding:
Period ended
December 31,
2025
(b)
Year ended
June 30,
2025
Year ended
June 30,
2024
Year ended
June 30,
2023
Year ended
June 30,
2022
Year ended
June 30,
2021
Net asset value, beginning of period $ 19 .22 $ 18 .64 $ 17 .46 $ 18 .34 $ 21 .57 $ 19 .95
Investment Operations:
Net investment income (loss)
(c)
0 .54 0 .93 0 .86 0 .87 0 .84 0 .88
Net realized and change in unrealized gain (loss) 0 .38 0 .60 1 .26 ( 0 .75 ) ( 2 .98 ) 1 .76
Total from investment operations 0 .92 1 .53 2 .12 0 .12 ( 2 .14 ) 2 .64
Dividends to Shareholders from:
Net investment income ( 0 .59 ) ( 0 .95 ) ( 0 .94 ) ( 1 .00 ) ( 1 .00 ) ( 0 .98 )
Net realized gains — — — — ( 0 .09 ) ( 0 .04 )
Total dividends to shareholders ( 0 .59 ) ( 0 .95 ) ( 0 .94 ) ( 1 .00 ) ( 1 .09 ) ( 1 .02 )
Net asset value, end of period $ 19 .55 $ 19 .22 $ 18 .64 $ 17 .46 $ 18 .34 $ 21 .57
Total return 4 .85%
(d)
8 .42% 12 .52% 0 .65% ( 10 .38 ) % 13 .42%
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 66,472 $ 57,664 $ 24,231 $ 20,081 $ 21,088 $ 22,647
Ratio of expenses to average net assets 0 .60%
(e)
0 .60% 0 .60% 0 .60% 0 .60% 0 .60%
Ratio of net investment income (loss) to average net
assets 5 .47%
(e)
4 .91% 4 .80% 4 .81% 4 .09% 4 .15%
Portfolio turnover rate
(f)
28 .6% 17 .6% 16 .3% 12 .8% 6 .7% 15 .5%
(a)
Effective November 1, 2025, Principal Spectrum Tax-Advantaged Dividend Active ETF  changed its name to Principal Spectrum Preferred and Income ETF.
(b)
Six months ended December 31, 2025.
(c)
Calculated on average shares outstanding during the period.
(d)
Total return amounts have not been annualized.
(e)
Computed on an annualized basis.
(f)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
(unaudited)
Principal Spectrum Preferred Securities Active ETF
For a share outstanding:
Period ended
December 31,
2025
(a)
Year ended
June 30,
2025
Year ended
June 30,
2024
Year ended
June 30,
2023
Year ended
June 30,
2022
Year ended
June 30,
2021
Net asset value, beginning of period $ 18 .91 $ 18 .22 $ 16 .87 $ 17 .20 $ 20 .64 $ 19 .31
(b)
Investment Operations:
Net investment income (loss)
(c)
0 .47 0 .87 0 .80 0 .72 0 .64 0 .70
Net realized and change in unrealized gain (loss) 0 .23 0 .70 1 .39 ( 0 .25 ) ( 3 .27 ) 1 .86
Total from investment operations 0 .70 1 .57 2 .19 0 .47 ( 2 .63 ) 2 .56
Dividends to Shareholders from:
Net investment income ( 0 .56 ) ( 0 .88 ) ( 0 .84 ) ( 0 .80 ) ( 0 .81 ) ( 1 .23 )
Total dividends to shareholders ( 0 .56 ) ( 0 .88 ) ( 0 .84 ) ( 0 .80 ) ( 0 .81 ) ( 1 .23 )
Net asset value, end of period $ 19 .05 $ 18 .91 $ 18 .22 $ 16 .87 $ 17 .20 $ 20 .64
Total return 3 .79%
(d)
8 .77% 13 .40% 2 .68% ( 13 .15 ) % 11 .58%
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 1,412,829 $ 1,227,155 $ 904,852 $ 575,986 $ 344,957 $ 363,333
Ratio of expenses to average net assets 0 .55%
(e)
0 .55% 0 .55% 0 .55% 0 .55% 0 .55%
Ratio of net investment income (loss) to average net
assets 4 .94%
(e)
4 .66% 4 .60% 4 .21% 3 .24% 3 .43%
Portfolio turnover rate
(f)
20 .1% 14 .3% 6 .6% 16 .7% 9 .2% 12 .6%
(a)
Six months ended December 31, 2025.
(b)
Reflects a 5 to 1 stock split effective after the close of trading on July 22, 2020.
(c)
Calculated on average shares outstanding during the period.
(d)
Total return amounts have not been annualized.
(e)
Computed on an annualized basis.
(f)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
(unaudited)
Principal U.S. Mega-Cap ETF
For a share outstanding:
Period ended
December 31,
2025
(a)
Year ended
June 30,
2025
Year ended
June 30,
2024
Year ended
June 30,
2023
Year ended
June 30,
2022
Year ended
June 30,
2021
Net asset value, beginning of period $ 62 .53 $ 54 .12 $ 43 .70 $ 36 .61 $ 39 .68 $ 30 .04
Investment Operations:
Net investment income (loss)
(b)
0 .26 0 .60 0 .66 0 .59 0 .68 0 .59
Net realized and change in unrealized gain (loss) 6 .05 8 .41 10 .39 7 .13 ( 3 .05 ) 9 .60
Total from investment operations 6 .31 9 .01 11 .05 7 .72 ( 2 .37 ) 10 .19
Dividends to Shareholders from:
Net investment income ( 0 .41 ) ( 0 .60 ) ( 0 .63 ) ( 0 .63 ) ( 0 .70 ) ( 0 .55 )
Total dividends to shareholders ( 0 .41 ) ( 0 .60 ) ( 0 .63 ) ( 0 .63 ) ( 0 .70 ) ( 0 .55 )
Net asset value, end of period $ 68 .43 $ 62 .53 $ 54 .12 $ 43 .70 $ 36 .61 $ 39 .68
Total return 10 .11%
(c)
16 .77% 25 .59% 21 .39% ( 6 .18 ) % 34 .25%
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 3,232,412 $ 3,260,102 $ 2,440,700 $ 1,463,854 $ 1,367,427 $ 1,958,064
Ratio of expenses to average net assets
(d)
0 .12%
(e)
0 .12% 0 .12% 0 .12% 0 .12% 0 .12%
Ratio of gross expenses to average net assets
(e)
0 .14%
(e)
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Ratio of net investment income (loss) to average net
assets 0 .77%
(e)
1 .03% 1 .38% 1 .53% 1 .65% 1 .67%
Portfolio turnover rate
(f)
11 .4% 54 .5% 0 .5% 28 .8% 41 .1% 42 .9%
(a)
Six months ended December 31, 2025.
(b)
Calculated on average shares outstanding during the period.
(c)
Total return amounts have not been annualized.
(d)
Includes reimbursement from Advisor.
(e)
Computed on an annualized basis.
(f)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
(unaudited)
Principal U.S. Small-Cap ETF
For a share outstanding:
Period ended
December 31,
2025
(a)
Year ended
June 30,
2025
Year ended
June 30,
2024
Year ended
June 30,
2023
Year ended
June 30,
2022
Year ended
June 30,
2021
Net asset value, beginning of period $ 53 .23 $ 48 .17 $ 42 .38 $ 38 .04 $ 46 .92 $ 27 .36
Investment Operations:
Net investment income (loss)
(b)
0 .20 0 .41 0 .45 0 .56 0 .62 0 .54
Net realized and change in unrealized gain (loss) 4 .50 5 .05 5 .75 4 .53 ( 8 .90 ) 19 .51
Total from investment operations 4 .70 5 .46 6 .20 5 .09 ( 8 .28 ) 20 .05
Dividends to Shareholders from:
Net investment income ( 0 .28 ) ( 0 .40 ) ( 0 .41 ) ( 0 .75 ) ( 0 .60 ) ( 0 .49 )
Total dividends to shareholders ( 0 .28 ) ( 0 .40 ) ( 0 .41 ) ( 0 .75 ) ( 0 .60 ) ( 0 .49 )
Net asset value, end of period $ 57 .65 $ 53 .23 $ 48 .17 $ 42 .38 $ 38 .04 $ 46 .92
Total return 8 .83%
(c)
11 .41% 14 .74% 13 .59% ( 17 .88 ) % 74 .05%
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 1,535,688 $ 752,650 $ 582,828 $ 201,291 $ 616,265 $ 1,628,003
Ratio of expenses to average net assets 0 .38%
(d)
0 .38% 0 .38% 0 .38% 0 .38% 0 .38%
Ratio of net investment income (loss) to average net
assets 0 .72%
(d)
0 .81% 0 .99% 1 .39% 1 .37% 1 .39%
Portfolio turnover rate
(e)
28 .1% 80 .3% 58 .0% 74 .1% 70 .6% 93 .1%
(a)
Six months ended December 31, 2025.
(b)
Calculated on average shares outstanding during the period.
(c)
Total return amounts have not been annualized.
(d)
Computed on an annualized basis.
(e)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
(unaudited)
Principal Value ETF
For a share outstanding:
Period ended
December 31,
2025
(a)
Year ended
June 30,
2025
Year ended
June 30,
2024
Year ended
June 30,
2023
Year ended
June 30,
2022
Year ended
June 30,
2021
Net asset value, beginning of period $ 49 .51 $ 45 .96 $ 41 .49 $ 38 .90 $ 42 .38 $ 27 .75
Investment Operations:
Net investment income (loss)
(b)
0 .54 1 .15 1 .12 0 .93 1 .63 1 .16
Net realized and change in unrealized gain (loss) 3 .02 3 .39 4 .51 3 .04 ( 3 .89 ) 14 .52
Total from investment operations 3 .56 4 .54 5 .63 3 .97 ( 2 .26 ) 15 .68
Dividends to Shareholders from:
Net investment income ( 0 .94 ) ( 0 .99 ) ( 1 .16 ) ( 1 .38 ) ( 1 .22 ) ( 1 .05 )
Total dividends to shareholders ( 0 .94 ) ( 0 .99 ) ( 1 .16 ) ( 1 .38 ) ( 1 .22 ) ( 1 .05 )
Net asset value, end of period $ 52 .13 $ 49 .51 $ 45 .96 $ 41 .49 $ 38 .90 $ 42 .38
Total return 7 .23%
(c)
9 .95% 13 .92% 10 .45% ( 5 .58 ) % 57 .97%
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 124,602 $ 224,275 $ 68,486 $ 37,340 $ 215,875 $ 44,498
Ratio of expenses to average net assets 0 .15%
(d)
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Ratio of net investment income (loss) to average net
assets 2 .08%
(d)
2 .38% 2 .61% 2 .31% 3 .83% 3 .31%
Portfolio turnover rate
(e)
48 .6% 91 .0% 49 .8% 1 .8% 298 .2% 44 .8%
(a)
Six months ended December 31, 2025.
(b)
Calculated on average shares outstanding during the period.
(c)
Total return amounts have not been annualized.
(d)
Computed on an annualized basis.
(e)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares, if any.

Principal Exchange-Traded Funds
(unaudited)
Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, certain of the Principal Exchange-Traded Funds made distributions for the month of December 2025 for which a portion is estimated to be in excess of the Fund’s current and accumulated net income. As of December 2025, the estimated sources of these distributions were as follows:
The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the Funds will not be available until the end of the Funds’ fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
December 2025
Fund Net Income Realized Gain Capital Sources
Principal International Equity ETF 98.83% 0.00% 1.17%

Changes in and Disagreements with Accountants (N-CSR Item 8)
Principal Exchange-Traded Funds
December 31, 2025
During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Proxy Disclosures (N-CSR Item 9)
Principal Exchange-Traded Funds
December 31, 2025
During the period covered by this report, there were no matters submitted through the solicitation of proxies or otherwise.

Remuneration Paid to Directors, Officers and Others (N-CSR Item 10)
Principal Exchange-Traded Funds
December 31, 2025
The Principal Exchange-Traded Funds (the “Funds”) do not pay any remuneration to its officers or to any Board Members who serve as Interested
Board Members. The Board annually considers a proposal to reimburse the Manager for certain expenses, including a portion of the Chief
Compliance Officer’s compensation. If the proposal is adopted, these amounts are allocated across all Funds based on relative net assets of each portfolio. Trustee expenses and Chief Compliance Officer’s compensation are included in the financial statements as a part of the unitary fee structure.

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Exchange-Traded Funds
December 31, 2025
During the period covered by this report, the Board of Trustees of Principal Exchange-Traded Funds (“PETF”) held the annual review and renewal of the Management Agreement and various sub-advisory agreements for all Funds.
Annual Review and Renewal of Management Agreement and Sub-Advisory Agreements
At its September 10, 2025 meeting, the members of the Board of Trustees of Principal Exchange-Traded Funds (the “Board”) performed its annual review and renewal process relating to the Management Agreement and the Sub-Advisory Agreements for all Funds.
Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PETF, as defined in the 1940 Act (the
“Independent Board Members”), annually to review and to consider the continuation of: (1) the Management Agreement between the PGI and
PETF, on behalf of each of the twelve (12) series of PETF (each series is referred to as a “Fund”) and (2) the Sub-Advisory Agreements between
PGI and each of Principal Real Estate Investors, LLC and Spectrum Asset Management, Inc. The Management Agreement and the Sub-Advisory
Agreements are collectively referred to as the “Advisory Agreements.”
The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board reviewed a broad range of information requested for this purpose, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.
The Board reviewed comprehensive materials provided by the Manager, the Sub-Advisors, Broadridge Financial Solutions, Inc. (“Broadridge”)
and Management Practice, LLC, both independent providers of investment company data, and independent legal counsel. The Board also reviewed performance information for the Funds based upon data from Morningstar Direct. In addition, the Board had previously received extensive information throughout the year regarding the performance and operating results of the Funds and the various services provided by the
Manager and Sub-Advisors.
Management Agreement
The Board considered, among other factors, that the Manager and its affiliates have demonstrated a long-term commitment to support the Funds, including undertakings to cap Fund expenses and/or waive management fees for certain Funds.
The Board concluded that a relationship with a capable and conscientious investment advisor is in the best interest of each Fund. In addition, the Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the
Management Agreement for each Fund.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of service provided under the Management Agreements, including the accounting and administrative services, as applicable. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager. The
Board concluded that appropriate resources were provided under the Management Agreements. The Board also considered that for certain Funds, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the Sub-Advisors.
The Board noted that the Manager’s process for the selection of sub-advisors emphasizes the selection of Principal-affiliated sub-advisors that are determined to be qualified under the Manager’s due diligence process. The Board considered the Manager’s due diligence process for monitoring and replacing Sub-Advisors and for monitoring the investment performance of the Manager. The Board also considered the compliance program established by the Manager for the Funds, the quality of that program and the level of compliance attained by the Funds. The Board noted that they had previously reviewed annual best execution and soft dollar reports and included this information in their consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the
Manager to the Funds under each Management Agreement were satisfactory.
Investment Performance
The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-
year period ended March 31, 2025 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31, 2025, and compared those returns to various agreed-upon performance measures, including, for all Funds, peer-group data based upon a broad-based industry category determined using Morningstar Direct data (“Performance Universe”).
For Funds or Sub-Advisors that did not have a five-year performance history, the Board reviewed the performance information for a three-year period ended March 31, 2025, if available. For Funds or Sub-Advisors that did not have a three-year performance history, the Board reviewed

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Exchange-Traded Funds
December 31, 2025
performance information for a one-year period ended March 31, 2025, if available. The Board also compared each Fund’s investment performance over the one-, three- and five-year periods ended March 31, 2025, as available, to one or more relevant benchmark indices. The Board noted that certain Funds had commenced operations recently and, accordingly, no or limited performance information was considered
The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the
Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were certain Funds, and certain
Sub-Advisors or affiliated portfolio management teams for multi-manager Funds, that had not attained, during the relevant period(s), a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund, Sub-Advisor or portfolio management team, remedial efforts being undertaken to improve performance and/or the Manager’s explanation for the performance of such Fund, Sub-Advisor or portfolio management team.
The Board considered the Manager’s due diligence process for evaluating the performance of all Funds, all Sub-Advisors and all affiliated portfolio management teams, for which they receive regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Sub-Advisors or affiliated portfolio management teams at the appropriate time, if necessary, subject to Board oversight.
Fees and Expenses
The Board considered each Fund’s effective unitary management fee rate. For each Fund, the Board received certain information from Broadridge including comparisons of the contractual and effective unitary management fee rates and total expense ratios for the Fund’s shares of beneficial interest to investment advisory fee rates and expense ratios of funds in a peer group selected by Broadridge (“Expense Group”) and a broad-based industry category defined by Broadridge (“Expense Universe”).
In evaluating the contractual and effective management fee rates, the Board considered a variety of factors, including the contractual and effective fee rates, breakpoints, comparisons to fee rates of peer group funds and other funds and non-fund accounts managed by the Manager, sub-
advisory fee rates paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale, indirect benefits, and expense caps and fee waivers.
The Board considered the impact of changes in sub-advisory fee rates put into effect since September 2024. The Board considered that certain
Funds with similar investment strategies and policies have different management fee schedules and noted the reasons cited by the Manager for the differing fee rates. In reviewing the fee rates of other accounts managed by the Manager, the Board considered information provided by the Manager regarding differences between the services provided to and the risks involved in sponsoring the Funds and the services provided to and the risks involved in sponsoring such other accounts. For most Funds, effective net management fee rates were within the third quartile or better when compared to the applicable Expense Group. For some Funds, although effective net management fee rates were higher than the third quartile, total net expense ratios were within the third quartile or better. In both such cases, these factors supported a conclusion that the
Management Agreement should be renewed. Discussion is set forth below regarding specific factors relevant to the Board’s review of certain other Funds.
The Board also considered the expense caps and fee waivers that would be in place with respect to certain Funds and share classes. With regard to PETF Principal U.S. Mega-Cap ETF, the Board accepted management’s proposal to remove the Fund’s management fee waiver and amend the management fee schedule for the Fund to reduce the effective management fee rate at all asset levels and considered the fee reduction in concluding that the Management Agreement, as amended, should be renewed.
Considering all factors they deemed relevant, the Board concluded that the management fee payable by each Fund was reasonable in light of the nature, quality and extent of services provided by the Manager and other relevant factors.
Profitability
The Board reviewed detailed information regarding revenues the Manager received under the Management Agreements and the estimated direct and indirect costs incurred in providing to each Fund the services described in the applicable Management Agreements for the year ended
December 31, 2024. The Board also considered the returns on revenue generated in connection with the payment of sub-advisory fees to affiliated
Sub-Advisors (Principal Real Estate Investors LLC and Spectrum Asset Management, Inc.) and the aggregated return on revenue to the Manager and its affiliates for the year ended December 31, 2024. The Board noted that the Manager compensates each Sub-Advisor from its own management fee and considered the pro forma impact on the Manager’s returns on revenue from the reductions of certain Funds’ effective management fee rates described above. The Board concluded that, for each Fund, the profitability to the Manager of the Management Agreement was not unreasonable.
Economies of Scale
The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board further determined that no breakpoints were necessary at this time for the unitary management fee schedules

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Exchange-Traded Funds
December 31, 2025
of the Funds due to, among other factors, their current asset levels and taking into account historical levels of profitability to the Manager.
Other Benefits to Manager
The Board also considered the character and amount of other indirect benefits received by the Manager and its affiliates from their relationships with the Funds. The Board noted that the Manager uses Fund commissions to buy Section 28(e)-eligible products and services. The Board concluded that the incidental benefits received by the Manager and its affiliates were appropriate.
Special Circumstances
For certain Funds, in reaching the conclusion that the Management Agreement should be renewed, the Board included within their considerations certain other actions taken by the Board.
Sub-Advisory Agreements
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under each Sub-Advisory Agreement. For each Sub-Advisory
Agreement, the Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund and the resources made available to such personnel. The Board also considered each Sub-Advisor’s compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Sub-Advisors to the sub-advised Funds under the Sub-Advisory Agreements were satisfactory.
Investment Performance
As to each sub-advised Fund, the Manager recommended the renewal of each Sub-Advisory Agreement. Based upon all relevant factors, the
Board concluded that each Sub-Advisor is qualified and that either: (1) the investment performance of the Sub-Advisor met acceptable levels of investment performance; or (2) although the Fund experienced underperformance from the applicable Sub-Advisor, based upon that Fund’s particular circumstances or in light of remedial efforts being undertaken to improve performance, as applicable, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Sub-Advisory Agreement. In each case involving underperformance, the
Board concluded that the Manager was providing effective monitoring.
Fees, Economies of Scale and Profitability
For each sub-advised Fund, the Board considered the sub-advisory fee rate(s), noting that the Manager compensates each Sub-Advisor from its own management fee, so that shareholders pay only the management fee. For each sub-advised Fund, other than as noted below, the Board received certain information from Broadridge comparing each such Fund’s sub-advisory fee rate(s) at current asset levels and at theoretical asset levels to sub-advisory fee rates of sub-advised funds in the Broadridge classification.
The Board considered whether there are economies of scale with respect to the sub-advisory services provided to each sub-advised Fund and, if so, whether the sub-advisory fees reflect such economies of scale through breakpoints in fee schedules or whether the sub-advisory fee schedule is otherwise appropriate at current asset levels. The Board considered the profitability of the affiliated Sub-Advisors in conjunction with their review of the profitability of the Manager.
Other Benefits to Sub-Advisers
The Board also considered the character and amount of other indirect benefits received by each Sub-Advisor when evaluating the sub-advisory fees. The Board considered as a part of this analysis each Sub-Advisor’s brokerage practices, soft dollar practices and use of research payment accounts. The Board concluded that the indirect benefits received by each Sub-Advisor were appropriate.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement, including the fee rate payable thereunder, continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund
.

Principal Financial Group
®
, Des Moines, Iowa 50392-0001, www.PrincipalAM.com
ALPS Distributors, Inc. is the distributor of the Principal ETFs. ALPS Distributors, Inc. and the Principal
Funds are not affiliated.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2025 Principal Financial Group Services, Inc. | ETF4SAR-10 | 12/2025 | 5089555

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no changes or disagreements with Accountants. Changes in and disagreements with Accountants would be included as part of the Financial Statements filed under Item 7 of this form.

ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT COMPANIES

Proxy Disclosures are included as part of the Financial Statements filed under Item 7 of this form.

ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Remuneration paid to Directors, Officers, and Others of Open-End Management Investment Companies is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Statement Regarding Basis for Approval of Investment Advisory Contracts is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 12 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 16 – CONTROLS AND PROCEDURES

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18 – RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

(a) Not applicable.

(b) Not applicable.

ITEM 19 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Exchange-Traded Funds

By	/s/ Kamal Bhatia

Kamal Bhatia, Director, President, and Chief Executive Officer (Principal Executive Officer)

Date	2/12/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia

Kamal Bhatia, Director, President, and Chief Executive Officer (Principal Executive Officer)

Date	2/12/2026

By	/s/ Michael Scholten

Michael Scholten, Chief Financial Officer (Principal Financial Officer)

Date	2/12/2026